Registration No. 33-47949
                                                     Registration No. 811-01705
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------


                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |

                Pre-Effective Amendment No.                           | |
                                            ---

                Post-Effective Amendment No. 17                      |X|
                                            ---


                             AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |


                Amendment No.  109                                   |X|
                              ----


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective
         (check appropriate box):


|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2002 pursuant to paragraph (b) of Rule 485.


|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

 If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

       Units of interest in Separate Account under variable annuity contracts.


                         -------------------------

MOMENTUM(SM)
Retirement Planning from Equitable Life



PROSPECTUS DATED MAY 1, 2002

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------


WHAT IS MOMENTUM(SM)?

MOMENTUM(SM) is a group deferred annuity contract issued by The EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUM(SM) program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan and a trust available to certain governmental employers with 401(a) plans relating to Section 414(d) ("Governmental Trust").

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option ("investment options"). The contract investment options that the contract owner has chosen corresponds to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.




--------------------------------------------------------------------------------
 Variable investment options
 Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond*              o EQ/Alliance Quality Bond
o EQ/Alliance Intermediate Government     o EQ/High Yield(1)
  Securities                              o EQ/J.P. Morgan Core Bond
o EQ/Alliance Money Market
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care*            o EQ/Calvert Socially Responsible*
o AXA Premier VIP Large Cap Core          o EQ/Capital Guardian Research
  Equity*                                 o EQ/Capital Guardian U.S. Equity(3)
o AXA Premier VIP Large Cap Growth*       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value*        o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap           o EQ/FI Mid Cap
  Growth*
o AXA Premier VIP Small/Mid Cap Value*    o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Technology*             o EQ/Janus Large Cap Growth
o EQ/Aggressive Stock                     o EQ/Lazard Small Cap Value
o EQ/Alliance Common Stock                o EQ/Marsico Focus*
o EQ/Alliance Growth and Income           o EQ/Mercury Basic Value Equity
o EQ/Alliance Premier Growth              o EQ/MFS Emerging Growth Companies
o EQ/Alliance Small Cap Growth(3)         o EQ/MFS Investors Trust
o EQ/Alliance Technology                  o EQ/MFS Research
o EQ/AXP New Dimensions(3)                o EQ/Putnam Growth & Income Value
o EQ/AXP Strategy Aggressive(3)           o EQ/Putnam Voyager(2)
o EQ/Bernstein Diversified Value          o EQ/Small Company Index
--------------------------------------------------------------------------------
  International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity*   o EQ/Emerging Markets Equity
o EQ/Alliance Global                      o EQ/International Equity Index
o EQ/Alliance International               o EQ/Putnam International Equity
o EQ/Capital Guardian International
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors            o EQ/Balanced



*    Subject to state availability.

(1)  Formerly named "EQ/Alliance High Yield."

(2)  Formerly named "EQ/Putnam Investors Growth."

(3) Subject to shareholder approval, we anticipate that the EQ/AXP New Dimensions Portfolio and the EQ/AXP Strategy Aggressive Portfolio will be merged into the EQ/Capital Guardian U.S. Equity Portfolio and the EQ/Alliance Small Cap Growth Portfolio, respectively, on or about July 12, 2002.

As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in either Class IA/A or IB/B shares of a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2002, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          X00295

Contents of this prospectus
--------------------------------------------------------------------------------


MOMENTUM(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6

MOMENTUM(SM) contract at a glance -- key features                            8


--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------
Examples                                                                    13

Condensed financial information                                             14




--------------------------------------------------------------------------------

1. CONTRACT FEATURES AND BENEFITS                                           15

--------------------------------------------------------------------------------

How contributions can be made                                               15
What are your investment options under the contract?                        15
Selecting investment options (employers and plan trustees only)             19
Allocating your contributions                                               19




--------------------------------------------------------------------------------

2. DETERMINING YOUR CONTRACT'S VALUE                                        20

--------------------------------------------------------------------------------

Your retirement account value                                               20
Your contract's value in the variable investment options                    20
Your contract's value in the guaranteed interest option                     20




--------------------------------------------------------------------------------

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         21

--------------------------------------------------------------------------------

Transferring your retirement account value                                  21
Disruptive transfer activity                                                21
Automatic transfer options                                                  22
Investment simplifier                                                       22
Asset rebalancing for participant retirement account values                 22



----------------------

When we use the words "we," "our" and "us" we mean Equitable Life.


Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the Please see the index of key words and phrases used in this prospectus. The index will refer MOMENTUM(SM) contract. This individual is also referred to as the "participant."


2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     23

--------------------------------------------------------------------------------

Withdrawals and termination                                                 23
Installment payments (Systematic withdrawals)                               23
Forfeitures                                                                 23
Plan loans                                                                  23
When to expect payments                                                     24
Your annuity payout options                                                 24

Minimum distributions (Automatic minimum withdrawal

     option) -- over age 70-1/2                                              25




--------------------------------------------------------------------------------

5. THE MOMENTUM(SM) PROGRAM                                                 27

--------------------------------------------------------------------------------

Master Plan and Trust                                                       27
Pooled Trust                                                                27
Governmental Trust                                                          27
Trustee                                                                     27
Employer's responsibilities                                                 28
Adopting the MOMENTUM(SM) program                                           28




--------------------------------------------------------------------------------

6. PLAN RECORDKEEPING SERVICES                                              29

--------------------------------------------------------------------------------

Basic recordkeeping option                                                  29
Full-service recordkeeping option                                           29




--------------------------------------------------------------------------------

7. CHARGES AND EXPENSES                                                     30

--------------------------------------------------------------------------------

Charges that Equitable Life deducts                                         30
Charges under the contract                                                  30
Charges that the Trusts deduct                                              32
Charge reductions under special circumstances                               32




--------------------------------------------------------------------------------

8. PAYMENT OF DEATH BENEFIT                                                 33

--------------------------------------------------------------------------------

Death benefit amount                                                        33
Distribution of the death benefit                                           33
Beneficiary's payment options                                               33


--------------------------------------------------------------------------------

9. TAX INFORMATION                                                          34

--------------------------------------------------------------------------------

Overview                                                                    34
Buying a contract to fund a retirement arrangement                          34
Tax aspects of contributions to a plan                                      34
Tax aspects of distributions from a plan                                    35
Certain rules applicable to plan loans                                      37
Impact of taxes to Equitable Life                                           38

Certain rules applicable to plans designed to comply

     with Section 404(c) of ERISA                                           38




--------------------------------------------------------------------------------

10. MORE INFORMATION                                                        39

--------------------------------------------------------------------------------

About Separate Account A                                                    39
About the Trusts                                                            39
About the general account                                                   39
Dates and prices at which contract events occur                             39
About your voting rights                                                    40
About legal proceedings                                                     41
Financial statements                                                        41
Distribution of the contracts                                               41




--------------------------------------------------------------------------------

11. INVESTMENT PERFORMANCE                                                  42

--------------------------------------------------------------------------------

Communicating performance data                                              45



--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Original certificates                                                 A-1
II -- Condensed financial information                                      B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                      Page
   active loan                          30
   annuitant                            24
   annuity payout option                24
   beneficiary                          32
   business day                         39
   contract values                      20
   contributions                        15
   default option                       15
   disruptive transfer activity         21
   DOL                                  26
   elective deferrals                   34
   EQAccess                              6
   EQSponsor                             6
   ERISA                                26
   fixed-dollar option                  22
   Governmental Trust                   26
   guaranteed interest option        cover
   interest sweep option                22


                                      Page
   investment options                cover
   IRA                                  35
   IRS                                  25
   market timing                        21
   Master Plan and Trust                26
   participant                           2
   participation date                    9
   participation year                    9
   Pooled Trust                         26
   portfolio                         cover
   processing office                     6
   retirement account value             20
   SAI                               cover
   takeover loans                       23
   TOPS                                  6
   Trusts                            cover
   unit                                 20
   unit investment trust                38
   variable investment options       cover


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.



 Prospectus                      Contract or Supplemental materials
--------------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account


We also have contracts that we refer to as "original contracts/certificates." These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this Prospectus, which will be referenced throughout this prospectus when it applies.



4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US
You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY REGULAR MAIL:



Equitable Life
MOMENTUM(SM)
P.O. Box 13629
Newark, NJ 07188-0629




 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS DELIVERY:



Bank One, NA
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM(SM) 13629




 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY REGULAR MAIL AND DATA TRANSMITTED VIA
 AUTOMATED MEDIA (E.G., TAPE, DISKETTE, ETC.):



Equitable Life
MOMENTUM(SM)
P.O. Box 13094
Newark, NJ 07188




 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS MAIL AND DATA TRANSMITTED VIA
 AUTOMATED MEDIA (E.G., TAPE, DISKETTE, ETC.):


Bank One, NA
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM(SM) 13094




 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS OR WITHDRAWALS) SENT BY REGULAR MAIL:


MOMENTUM(SM)
P.O. Box 2919
New York, NY 10116



 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS OR WITHDRAWALS) SENT BY EXPRESS DELIVERY:



MOMENTUM(SM)
200 Plaza Drive
Harmon Meadow
Secaucus, NJ 07094




 REPORTS WE PROVIDE:


o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the close of each plan year quarter.




 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"),
 EQACCESS AND EQSPONSOR SYSTEMS

TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. EQAccess, our participant service site, is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o current allocation percentages;

o the number of units in the variable investment options attributable to participant retirement account values; and

o the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among investment options; and

o request changes of the EQAccess password (not available through TOPS).


EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:


o current contract value;


o current participant allocation percentages, loan information, account values, and investment options;


o the total number of units in the variable investment options; and

o the daily unit values for the contract variable investment options.


The following features are also available online (please see the EQSponsor website for more detailed information):

o Forms download;

o Contribution upload/download;

o Address changes, and;

o Enrollment.


6  Who is Equitable Life?

TOPS, EQAccess, and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.

To use TOPS call toll-free, 1-800-821-7777. To use EQAccess or EQSponsor, visit our Website at http://www.equitable.com and click on EQAccess or EQSponsor, as applicable. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or the Internet requests and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



 CUSTOMER SERVICE REPRESENTATIVE:


You may also use our toll-free number 1-800-528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m. Eastern Time.


You may obtain daily unit values for the variable investment options and other information regarding MOMENTUM(SM) and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM(SM) contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays (800-528-0204) by SPRINT personnel, who will communicate our reply back to them via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1) address changes;

(2) change of investments and allocations;

(3) transfers among investment options;


(4) election of the Investment simplifier automatic transfer options;


(5) asset (retirement account value) rebalancing;

(6) loan application;

(7) withdrawal requests; and

(8) contract termination.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) Investment simplifier:
    - interest sweep option;
    - fixed-dollar option;


(2) Asset (retirement account value) rebalancing;

(3) The date annuity payments are to begin; and

(4) Systematic Withdrawal Option.



SIGNATURES:


The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.



                                                       Who is Equitable Life?  7

MOMENTUM(SM) contract at a glance -- key features


--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Professional           MOMENTUM(SM) variable investment options invest in different portfolios managed by professional investment
investment             advisers.
management
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest    o Principal and interest guarantees
option
                       o Interest rates set periodically
-----------------------------------------------------------------------------------------------------------------------------------
Tax advantages         o On earnings inside the    No tax on any dividends, interest or capital gains until you make withdrawals
                       contract                    from your contract or receive annuity payments
-----------------------------------------------------------------------------------------------------------------------------------
                       o On transfers inside the   No tax on transfers among investment options
                       contract
-----------------------------------------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund an employer retirement plan qualified under Section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement.
                       (For more information, see "Tax information," later in this Prospectus for your specific type of retirement arrangement.)
-----------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals

                       o Automatic minimum withdrawals

                       o Plan loans

                       o Full withdrawal
-----------------------------------------------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge for certain withdrawals. You may also incur income tax and a penalty tax.
-----------------------------------------------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
-----------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable annuity payout options
-----------------------------------------------------------------------------------------------------------------------------------
Additional features    o Automatic transfer options

                         o Fixed-dollar option

                         o Interest sweep option

                         o Retirement account value rebalancing

                       o No charge on transfers among investment options

                       o Waiver of withdrawal charge upon certain circumstances

                       o Minimum death benefit
-----------------------------------------------------------------------------------------------------------------------------------
Services we provide    o Two plan recordkeeping options

                       o Educational materials and seminars to assist retirement planning needs of plan participants
-----------------------------------------------------------------------------------------------------------------------------------


8 MOMENTUM(SM) contract at a glance -- key features

----------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o We deduct a daily charge at a maximum effective annual rate of 1.49% for the EQ/Balanced, Alliance Common
                         Stock and Alliance Money Market options and 1.34% of the assets invested in all other variable investment options. Also, for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, and Alliance Money Market
                         options, the combined option and portfolio expenses may not exceed an annual rate of 1.75%.

                       o Administrative charge: Generally $30 annually per participant.

                       o Plan loan charges: $25 set-up fee deducted on a per plan participant basis; $6 quarterly recordkeeping fee while a loan is active deducted on a per plan participant basis.

                       o Plan recordkeeping services (billed to employer): $300 annually for basic recordkeeping option;
                         Additional fee for full-service recordkeeping option.

                       o Withdrawal charge: 6% of withdrawals that exceed the free withdrawal amount or the amount withdrawn attributable to contributions that were made by a participant in the current and five prior participation years, whichever is less. There is no charge in any participation year in which the amount withdrawn does not exceed 10% of a participant's retirement account value plus any active loan at the time of your withdrawal request, minus prior withdrawals in that participation year. This is the free withdrawal amount. There are many circumstances under which the withdrawal charge will not apply. They are discussed under "Charges and expenses" later in this Prospectus.

                         ---------------------------------------------------------------------------------------------------------
                         The 12-month period beginning on a participation date and each 12-month period thereafter is a
                         "participation year." The "participation date" is the date we receive an individual's properly completed and signed enrollment form and any other required documents at our processing office or the date we receive their initial contribution, if earlier. For participants in plans that converted to MOMENTUM(SM)
                         from our EQUI-VEST(R) Corporate Trusteed contract, the participation date is the same participation date as in the EQUI-VEST(R) Corporate Trusteed certificate relating to that participant. If more than one
                         EQUI-VEST(R) Corporate Trusteed certificate is in force with respect to a participant, then the participation date will be the earliest participation date.
                         ---------------------------------------------------------------------------------------------------------

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option.

                       o Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from a maximum of 0.25% to
                         1.20% annually, other expenses, and for Class IB shares 12b-1 fees of 0.25% annually.

                       o No sales charge deducted when contributions are made.
----------------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.


For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM(SM) contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us, to discuss any questions.



OTHER CONTRACTS


We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the MomentumSM contract offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other Equitable Life annuity contracts.



                             MOMENTUM(SM) contract at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses you will bear under the contract. The table reflects charges: (1) you will directly incur under the MOMENTUM(SM) contract, and (2) charges and expenses of the Trusts and their portfolios that you will indirectly incur. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, certain expenses and fees shown in this table may not apply. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for the Trusts.

The guaranteed interest option is not covered by the fee table and examples. However, the withdrawal charge, the administrative charge and any annuity administrative fee do apply to the guaranteed interest option. Also, a variable annuity administrative fee may apply when your annuity payments are to begin.






 Charges we deduct from your variable investment options as an annual percentage of daily net assets
                                               Alliance Money Market,        All other variable
                                              EQ/Balanced, and Alliance     investment options
                                              Common Stock
Mortality and expense risk(1)                 0.65%                         0.50%
Other expenses                                0.84%                         0.84%
                                              ----                          ----
Total Separate Account A annual expenses(2)   1.49%                         1.34%



 Transaction charges we deduct from your retirement account value
Sales load on purchases                                          None
Transfer fees                                                    None
Maximum withdrawal charge(3)                                     6%
Plan loan charges(4)                                             $25 current ($50 maximum
                                                                 per loan) when loan is
                                                                 made + $6 per quarter
Quarterly administrative charge(5)                               $7.50 Per Participant maximum
If a participant's retirement account value is $25,000 or more   0
Annual basic recordkeeping charge(6)                             $300 Per Plan





10 Fee table

                                              ANNUAL EXPENSES OF THE TRUSTS
                             (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
                                                                                                                  Net
                                                                                                                Total
                                                                                                Other          Annual
                                                        Management                           Expenses         Expenses
                                                  Fees (After expense                     (After expense   (After expense
 Portfolio Name                                      limitation)(7)       12b-1 Fees(8)   limitation)(9)   limitation)(10)
--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.00%                 0.25%             0.70%            0.95%
AXA Premier VIP Health Care                      0.44%                 0.25%             1.16%            1.85%
AXA Premier VIP International Equity             0.62%                 0.25%             0.93%            1.80%
AXA Premier VIP Large Cap Core Equity            0.17%                 0.25%             0.93%            1.35%
AXA Premier VIP Large Cap Growth                 0.31%                 0.25%             0.79%            1.35%
AXA Premier VIP Large Cap Value                  0.08%                 0.25%             1.02%            1.35%
AXA Premier VIP Small/Mid Cap Growth             0.42%                 0.25%             0.93%            1.60%
AXA Premier VIP Small/Mid Cap Value              0.20%                 0.25%             1.15%            1.60%
AXA Premier VIP Technology                       0.58%                 0.25%             1.02%            1.85%
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%                   --              0.08%            0.69%
EQ/Alliance Common Stock                         0.46%                   --              0.07%            0.53%
EQ/Alliance Global                               0.73%                   --              0.12%            0.85%
EQ/Alliance Growth and Income                    0.57%                   --              0.06%            0.63%
EQ/Alliance Growth Investors                     0.57%                   --              0.06%            0.63%
EQ/Alliance Intermediate Government Securities   0.50%                   --              0.12%            0.62%
EQ/Alliance International                        0.85%                   --              0.25%            1.10%
EQ/Alliance Money Market                         0.33%                   --              0.07%            0.40%
EQ/Alliance Premier Growth                       0.84%                 0.25%             0.06%            1.15%
EQ/Alliance Quality Bond                         0.53%                   --              0.07%            0.60%
EQ/Alliance Small Cap Growth                     0.75%                   --              0.06%            0.81%
EQ/Alliance Technology                           0.82%                 0.25%             0.08%            1.15%
EQ/AXP New Dimensions                            0.00%                 0.25%             0.70%            0.95%
EQ/AXP Strategy Aggressive                       0.00%                 0.25%             0.75%            1.00%
EQ/Balanced                                      0.57%                   --              0.08%            0.65%
EQ/Bernstein Diversified Value                   0.61%                 0.25%             0.09%            0.95%
EQ/Calvert Socially Responsible                  0.00%                 0.25%             0.80%            1.05%
EQ/Capital Guardian International                0.66%                 0.25%             0.29%            1.20%
EQ/Capital Guardian Research                     0.55%                 0.25%             0.15%            0.95%
EQ/Capital Guardian US Equity                    0.59%                 0.25%             0.11%            0.95%
EQ/Emerging Markets Equity                       0.87%                 0.25%             0.68%            1.80%
EQ/Equity 500 Index                              0.25%                   --              0.06%            0.31%
EQ/Evergreen Omega                               0.00%                 0.25%             0.70%            0.95%
EQ/FI Mid Cap                                    0.48%                 0.25%             0.27%            1.00%
EQ/FI Small/Mid Cap Value                        0.74%                 0.25%             0.11%            1.10%
EQ/High Yield                                    0.60%                   --              0.07%            0.67%
EQ/International Equity Index                    0.35%                 0.25%             0.50%            1.10%
EQ/J.P. Morgan Core Bond                         0.44%                 0.25%             0.11%            0.80%
EQ/Janus Large Cap Growth                        0.76%                 0.25%             0.14%            1.15%
EQ/Lazard Small Cap Value                        0.72%                 0.25%             0.13%            1.10%
EQ/Marsico Focus                                 0.00%                 0.25%             0.90%            1.15%
EQ/Mercury Basic Value Equity                    0.60%                 0.25%             0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.63%                 0.25%             0.09%            0.97%
EQ/MFS Investors Trust                           0.58%                 0.25%             0.12%            0.95%
EQ/MFS Research                                  0.63%                 0.25%             0.07%            0.95%
EQ/Putnam Growth & Income Value                  0.57%                 0.25%             0.13%            0.95%
EQ/Putnam International Equity                   0.71%                 0.25%             0.29%            1.25%
EQ/Putnam Voyager                                0.62%                 0.25%             0.08%            0.95%
EQ/Small Company Index                           0.25%                 0.25%             0.35%            0.85%


Notes:


(1)  A portion of this charge is for providing the minimum death benefit.

(2) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.49% for the EQ/Alliance Money Market, EQ/Balanced, and EQ/Alliance Common Stock options and an annual rate of 1.34% for all other options. The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options. Without this expense limitation, total annual



                                                                    Fee table 11
     expenses deducted from those variable investment options plus annual expenses of the corresponding portfolios of EQ Advisors Trust for 2000 would have been as follows: 2.01% for the EQ/Aggressive Stock option, 2.00% for the EQ/Alliance Common Stock option, 1.89% for the EQ/Alliance Money Market option, and 2.14% for the EQ/Balanced option.

(3) The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(4) Your employer may elect to pay these charges and we have reserved the right to increase them. This charge is expressed on a per plan participant basis.

(5) The administrative charge is currently $7.50 or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. We deduct this charge quarterly. Your employer may elect to pay this charge for plans with 11 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.

(6) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days' written notice to the employer or plan trustee.

(7) The management fees shown for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (10) for any expense limitation agreement information.

(8) The Class IB/B shares of the Trusts are subject to fees imposed under distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for participants enrolled under the MOMENTUM(SM) contract.

(9) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001 thus, "Other Expenses" shown are estimated. See footnote (10) for any expense limitation agreement information.

(10) Equitable Life, the Trust's manager, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectuses for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.





--------------------------------------------------------------------------------
                                        Management Fees      Other Expenses
                                        (before any fee    (before any fee
                                        waivers and/or      waivers and/or
                                            expense            expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond                  0.60%              0.84%
AXA Premier VIP Health Care                1.20%              1.16%
AXA Premier VIP International
Equity                                     1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                     0.90%              0.93%
AXA Premier VIP Large Cap Growth           0.90%              0.79%
AXA Premier VIP Large Cap Value            0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                     1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                      1.10%              1.15%
AXA Premier VIP Technology                 1.20%              1.02%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                 0.90%              0.06%
EQ/Alliance Technology                     0.90%              0.08%
EQ/AXP New Dimensions                      0.65%              1.06%
EQ/AXP Strategy Aggressive                 0.70%              0.77%



--------------------------------------------------------------------------------
                                      Management Fees      Other Expenses
                                      (before any fee    (before any fee
                                      waivers and/or      waivers and/or
                                          expense            expense
 Portfolio Name                       reimbursements)    reimbursements)
EQ/Bernstein Diversified Value             0.65%              0.09%
EQ/Calvert Socially Responsible            0.65%              1.46%
EQ/Capital Guardian International          0.85%              0.29%
EQ/Capital Guardian Research               0.65%              0.15%
EQ/Capital Guardian US Equity              0.65%              0.11%
EQ/Emerging Markets Equity                 1.15%              0.68%
EQ/Evergreen Omega                         0.65%              0.99%
EQ/FI Mid Cap                              0.70%              0.27%
EQ/FI Small/Mid Cap Value                  0.75%              0.11%
EQ/International Equity Index              0.35%              0.50%
EQ/J.P. Morgan Core Bond                   0.45%              0.11%
EQ/Janus Large Cap Growth                  0.90%              0.14%
EQ/Lazard Small Cap Value                  0.75%              0.13%
EQ/Marsico Focus                           0.90%              2.44%
EQ/MFS Investors Trust                     0.60%              0.12%
EQ/MFS Research                            0.65%              0.07%
EQ/Putnam Growth & Income Value            0.60%              0.13%
EQ/Putnam International Equity             0.85%              0.29%
EQ/Putnam Voyager                          0.65%              0.08%




12  Fee table

EXAMPLES


The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. We also assume there is no waiver of the withdrawal charge. (1) The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge of $1.240 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants. Each of the charges and expenses is more fully described in "Charges and expenses" later in the Prospectus. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of the Trusts in the table, above, for the entire one, three, five and ten year periods included in the examples.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



----------------------------------------------------------------------------------------
                                                 If you surrender your contract
                                                at the end of each period shown,
                                                     the expenses would be:
                                           1 year      3 years      5 years     10 years
----------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 80.65     $ 135.94     $ 192.99     $ 283.23
AXA Premier VIP Health Care             $ 89.58     $ 162.37     $ 237.40     $ 372.39
AXA Premier VIP International Equity    $ 89.08     $ 160.92     $ 235.03     $ 367.65
AXA Premier VIP Large Cap Core Equity   $ 84.62     $ 147.75     $ 213.49     $ 323.87
AXA Premier VIP Large Cap Growth        $ 84.62     $ 147.75     $ 213.49     $ 323.87
AXA Premier VIP Large Cap Value         $ 84.62     $ 147.75     $ 213.49     $ 323.87
AXA Premier VIP Small/Mid Cap Growth    $ 87.10     $ 155.08     $ 225.51     $ 348.44
AXA Premier VIP Small/Mid Cap Value     $ 87.10     $ 155.08     $ 225.51     $ 348.44
AXA Premier VIP Technology              $ 89.58     $ 162.37     $ 237.40     $ 372.39
EQ/Aggressive Stock                     $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Alliance Common Stock                $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Alliance Global                      $ 79.66     $ 132.97     $ 187.75     $ 272.80
EQ/Alliance Growth and Income           $ 77.48     $ 126.42     $ 176.14     $ 249.50
EQ/Alliance Growth Investors            $ 77.48     $ 126.42     $ 176.14     $ 249.50
EQ/Alliance Intermediate Government
 Securities                             $ 77.38     $ 126.12     $ 175.61     $ 248.43
EQ/Alliance International               $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/Alliance Money Market                $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Alliance Premier Growth              $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/Alliance Quality Bond                $ 77.18     $ 125.52     $ 174.55     $ 246.28
EQ/Alliance Small Cap Growth            $ 79.26     $ 131.78     $ 185.65     $ 268.61
EQ/Alliance Technology                  $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/AXP New Dimensions                   $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/AXP Strategy Aggressive              $ 81.15     $ 137.42     $ 195.60     $ 288.40
EQ/Balanced                             $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Bernstein Diversified Value          $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Calvert Socially Responsible         $ 81.64     $ 138.90     $ 198.21     $ 293.54
EQ/Capital Guardian International       $ 83.13     $ 143.33     $ 206.00     $ 308.82
EQ/Capital Guardian Research            $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Capital Guardian U.S. Equity         $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Emerging Markets Equity              $ 89.08     $ 160.92     $ 235.03     $ 367.65
EQ/Equity 500 Index                     $ 74.30     $ 116.83     $ 159.05     $ 214.67
EQ/Evergreen Omega                      $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/FI Mid Cap                           $ 81.15     $ 137.42     $ 195.60     $ 288.40
EQ/FI Small/Mid Cap Value               $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/High Yield                           $ 77.87     $ 127.61     $ 178.26     $ 253.78
EQ/International Equity Index           $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/J.P. Morgan Core Bond                $ 79.16     $ 131.49     $ 185.12     $ 267.55
EQ/Janus Large Cap Growth               $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/Lazard Small Cap Value               $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/Marsico Focus                        $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/Mercury Basic Value Equity           $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/MFS Emerging Growth Companies        $ 80.85     $ 136.53     $ 194.04     $ 285.30
EQ/MFS Investors Trust                  $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/MFS Research                         $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Putnam Growth & Income Value         $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Putnam International Equity          $ 83.63     $ 144.81     $ 208.58     $ 313.86
EQ/Putnam Voyager                       $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Small Company Index                  $ 79.66     $ 132.97     $ 187.75     $ 272.80



----------------------------------------------------------------------------------------
                                             If you do not surrender your contract
                                                at the end of each period shown,
                                                     the expenses would be:
                                           1 year     3 years     5 years      10 years
----------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 25.32     $  77.84   $ 132.99     $ 283.23
AXA Premier VIP Health Care             $ 34.76     $ 105.86   $ 179.16     $ 372.39
AXA Premier VIP International Equity    $ 34.23     $ 104.32   $ 176.64     $ 367.65
AXA Premier VIP Large Cap Core Equity   $ 29.51     $  90.36   $ 153.73     $ 323.87
AXA Premier VIP Large Cap Growth        $ 29.51     $  90.36   $ 153.73     $ 323.87
AXA Premier VIP Large Cap Value         $ 29.51     $  90.36   $ 153.73     $ 323.87
AXA Premier VIP Small/Mid Cap Growth    $ 32.13     $  98.13   $ 166.51     $ 348.44
AXA Premier VIP Small/Mid Cap Value     $ 32.13     $  98.13   $ 166.51     $ 348.44
AXA Premier VIP Technology              $ 34.76     $ 105.86   $ 179.16     $ 372.39
EQ/Aggressive Stock                     $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Alliance Common Stock                $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Alliance Global                      $ 24.27     $  74.69   $ 127.75     $ 272.80
EQ/Alliance Growth and Income           $ 21.96     $  67.75   $ 116.14     $ 249.50
EQ/Alliance Growth Investors            $ 21.96     $  67.75   $ 116.14     $ 249.50
EQ/Alliance Intermediate Government
 Securities                             $ 21.86     $  67.43   $ 115.61     $ 248.43
EQ/Alliance International               $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/Alliance Money Market                $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Alliance Premier Growth              $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/Alliance Quality Bond                $ 21.65     $  66.80   $ 114.55     $ 246.28
EQ/Alliance Small Cap Growth            $ 23.85     $  73.43   $ 125.65     $ 268.61
EQ/Alliance Technology                  $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/AXP New Dimensions                   $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/AXP Strategy Aggressive              $ 25.84     $  79.41   $ 135.60     $ 288.40
EQ/Balanced                             $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Bernstein Diversified Value          $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Calvert Socially Responsible         $ 26.37     $  80.98   $ 138.21     $ 293.54
EQ/Capital Guardian International       $ 27.94     $  85.68   $ 146.00     $ 308.82
EQ/Capital Guardian Research            $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Capital Guardian U.S. Equity         $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Emerging Markets Equity              $ 34.23     $ 104.32   $ 176.64     $ 367.65
EQ/Equity 500 Index                     $ 18.61     $  57.59   $  99.05     $ 214.67
EQ/Evergreen Omega                      $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/FI Mid Cap                           $ 25.84     $  79.41   $ 135.60     $ 288.40
EQ/FI Small/Mid Cap Value               $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/High Yield                           $ 22.38     $  69.01   $ 118.26     $ 253.78
EQ/International Equity Index           $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/J.P. Morgan Core Bond                $ 23.74     $  73.12   $ 125.12     $ 267.55
EQ/Janus Large Cap Growth               $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/Lazard Small Cap Value               $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/Marsico Focus                        $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/Mercury Basic Value Equity           $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/MFS Emerging Growth Companies        $ 25.53     $  78.47   $ 134.04     $ 285.30
EQ/MFS Investors Trust                  $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/MFS Research                         $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Putnam Growth & Income Value         $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Putnam International Equity          $ 28.46     $  87.24   $ 148.58     $ 313.86
EQ/Putnam Voyager                       $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Small Company Index                  $ 24.27     $  74.69   $ 127.75     $ 272.80


                                                                      Fee table
13

(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money" later in this Prospectus. In some cases, charges for state premium or other applicable taxes will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.


IF YOU ELECT VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if your participation under the MOMENTUM(SM) contract does not terminate" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" later in this Prospectus.



CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this Prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2001.



14 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.


An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us" earlier in this Prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.


--------------------------------------------------------------------------------

Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS


Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option. Only 25 investment options can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives, and their advisers.


--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------




                                              Contract features and benefits  15

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the MOMENTUM(SM) variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particu- larly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
PORTFOLIO NAME                      OBJECTIVE                                     ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond*          Seeks a balance of a high current             BlackRock Advisors, Inc.
                                    income and capital appreciation consistent    Pacific Investment Management Company, LLC
                                    with a prudent level of risk

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care*        Long-term growth of capital                   AIM Capital Management Inc.
                                                                                  Dresdner RCM Global Investors LLC
                                                                                  Wellington Management Company, LLP

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International       Long-term growth of capital                   Alliance Capital Management L.P., through its
 Equity*                                                                          Bernstein Investment Research and
                                                                                  Management Unit
                                                                                  Bank of Ireland Asset Management (U.S.),
                                                                                  Limited
                                                                                  OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core      Long-term growth of capital                   Alliance Capital Management L.P., through its
 Equity*                                                                          Bernstein Investment Research and
                                                                                  Management Unit
                                                                                  Janus Capital Corporation
                                                                                  Thornburg Investment Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap           Long-term growth of capital                   Alliance Capital Management L.P.
 Growth*                                                                          Dresdner RCM Global Investors LLC
                                                                                  TCW Investment Management Company

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value*    Long-term growth of capital                   Alliance Capital Management L.P.
                                                                                  Institutional Capital Corporation
                                                                                  MFS Investment Management

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap       Long-term growth of capital                   Alliance Capital Management L.P.
 Growth*                                                                          MFS Investment Management
                                                                                  RS Investment Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap       Long-term growth of capital                   AXA Rosenberg Investment Management LLC
 Value*                                                                           The Boston Company Asset Management, LLC
                                                                                  TCW Investment Management Company

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology*         Long-term growth of capital                   Alliance Capital Management L.P.
                                                                                  Dresdner RCM Global Investors LLC
                                                                                  Firsthand Capital Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
Portfolio Name                      Objective                                     Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 Seeks to achieve long-term growth of          Alliance Capital Management L.P.
                                    capital                                       Marsico Capital Management, LLC
                                                                                  MFS Investment Management
                                                                                  Provident Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock            Seeks to achieve long-term growth of          Alliance Capital Management L.P.
                                    capital and increased income

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                  Seeks long-term growth of capital             Alliance Capital Management L.P.

-----------------------------------------------------------------------------------------------------------------------------------



16 Contract features and benefits


-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      OBJECTIVE                                     ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income       Seeks to provide a high total return.         Alliance Capital Management L.P.

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors        Seeks to achieve the highest total return     Alliance Capital Management L.P.
                                    consistent with the Adviser's determination
                                    of reasonable risk

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate            Seeks to achieve high current income          Alliance Capital Management L.P.
 Government Securities              consistent with relative stability of
                                    principal

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International           Seeks long-term growth of capital             Alliance Capital Management L.P.,
                                                                                  including through its Bernstein Investment
                                                                                  Research and Management Unit

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market            Seeks to obtain a high level of current       Alliance Capital Management L.P.
                                    income, preserve its assets and maintain
                                    liquidity

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          Seeks long-term growth of capital             Alliance Capital Management L.P.

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond            Seeks to achieve high current income          Alliance Capital Management L.P.
                                    consistent with moderate risk of capital

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth        Seeks to achieve long-term growth of capital  Alliance Capital Management L.P.

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology              Seeks to achieve growth of capital. Current   Alliance Capital Management L.P.
                                    income is incidental to the Portfolio's
                                    objective

-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions               Seeks long-term growth of capital             American Express Financial Corporation

-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive          Seeks long-term growth of capital             American Express Financial Corporation

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                         Seeks to achieve a high return through both   Alliance Capital Management L.P.
                                    appreciation of capital and current income    Capital Guardian Trust Company
                                                                                  Jennison Associates LLC
                                                                                  Prudential Investments LLC
                                                                                  Mercury Advisors

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      Seeks capital appreciation                    Alliance Capital Management L.P., through
                                                                                  its Bernstein Investment Research and Management
                                                                                  Unit

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible     Seeks long-term capital appreciation          Calvert Asset Management Company, Inc.
                                                                                  Brown Capital Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International   Seeks long-term growth of capital             Capital Guardian Trust Company

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research        Seeks long-term growth of capital             Capital Guardian Trust Company

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     Seeks long-term growth of capital             Capital Guardian Trust Company

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity          Seeks long-term capital appreciation          Morgan Stanley Investment Management

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                 Seeks a total return before expenses that     Alliance Capital Management L.P.
                                    approximates the total return performance
                                    of the S&P 500 Index, including reinvestment
                                    of dividends, at a risk level consistent
                                    with that of the S&P 500 Index

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                  Seeks long-term capital growth                Evergreen Investment Management Company, LLC

-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                       Seeks long-term growth of capital             Fidelity Management & Research Company

-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value           Seeks long-term capital appreciation          Fidelity Management & Research Company

-----------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                       Seeks to achieve a high total return          Alliance Capital Management L.P.
                                    through a combination of current income
                                    and capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 17

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      OBJECTIVE                                     ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index       Seeks to replicate as closely as possible     Deutsche Asset Management Inc.
                                    (before deduction of Portfolio expenses)
                                    the total return of the MSCI EAFE Index

-----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond            Seeks to provide a high total return          J.P. Morgan Investment Management, Inc.
                                    consistent with moderate risk of capital
                                    and maintenance of liquidity

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth           Seeks long-term growth of capital             Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value           Seeks capital appreciation                    Lazard Asset Management

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus*                   Seeks to achieve long-term growth of capital  Marsico Capital Management, LLC

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity       Seeks capital appreciation and secondarily,   Mercury Advisors
                                    income

-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth              Seeks to provide long-term capital growth     MFS Investment Management
 Companies

-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust              Seeks long-term growth of capital with        MFS Investment Management
                                    a secondary objective to seek reasonable
                                    current income

-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                     Seeks to provide long-term growth of          MFS Investment Management
                                    capital and future income

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income           Seeks capital growth. Current income          Putnam Investment Management, LLC
 Value                              is a secondary objective

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity      Seeks capital appreciation                    Putnam Investment Management, LLC

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                   Seeks long-term growth of capital and any     Putnam Investment Management, LLC
                                    increased income that results from this
                                    growth

-----------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index              Seeks to replicate as closely as possible     Deutsche Asset Management Inc.
                                    (before deduction of Portfolio expenses)
                                    the total return of the Russell 2000 Index
-----------------------------------------------------------------------------------------------------------------------------------




* Subject to state availability.

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.


18 Contract features and benefits

COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.



GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.


We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


For the MOMENTUM(SM) program, we set quarterly "current" rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the "interest guarantee period." We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUM(SM) program.

A plan will be considered enrolled in the MOMENTUM(SM) program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST(R) Corporate Trusteed contract to MOMENTUM(SM) will be considered in the same group of participants, or class, regardless of the date of the plan's enrollment under EQUI-VEST(R).

The yearly guaranteed interest rate is 3% for 2002 (4% for participant in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.



SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time, and a limit of 45 investment options over the life of the contract. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.


If any one of the EQ/High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP Core Bond options are chosen, the EQ/Alliance Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options is selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this Prospectus. Lastly, if any of the above-listed options are not selected, the guaranteed interest option as an investment option must be elected as a funding option.

See Appendix I at the end of this Prospectus for information regarding investment choices available under "Original certificates."



ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Employee and employer contributions may be allocated in different percentages.


You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.



                                              Contract features and benefits  19

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan's participation in the MOMENTUM(SM) program, participant retirement account values will be reduced by any withdrawal charge that applies.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions,

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),


(iii) decreased to reflect a loan or increased to reflect a loan repayment, or


(iv) increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers, and repayments to that option, plus interest, less withdrawals, loans, and transfers out of the option, and the charges we deduct.



20  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the MOMENTUM(SM) contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Investment simplifier" and "Asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.


You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQAccess systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/High Yield or AXA Premier VIP Core Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:


(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.


From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.


--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.


See Appendix I at the end of this Prospectus for transfer restrictions under "Original certificates."

We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).


Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.


If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM(SM) contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.


We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the MOMENTUM(SM) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.


We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as


                            Transferring your money among investment options  21
well as change our procedures to restrict this activity. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.



AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER

Contract owners can elect to provide participants with one of two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "Fixed-dollar option" and the "Interest sweep option." You may select one or the other, but not both. If a participant elects one of these options, we will reflect that option with respect to amounts attributable to his or her plan account values under the contract.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest option have been transferred out.


See Appendix I at the end of this Prospectus for transfer restrictions under "Original certificates."


In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep, each month we transfer the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by completing an election form and sending it to our processing office. You can obtain a form from your employer, plan trustee, or financial professional. For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office. For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END

Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available for transfer from the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to cancel automatic transfers, or on the date the contract terminates.


ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES


Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options which your employer has selected for your plan. You must tell us:


(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Your entire retirement account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the guaranteed interest option.

You may change your allocation instructions or cancel the program at any time.


22  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION
Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option, which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.


As a deterrent to premature withdrawal (generally before age 59 1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this Prospectus.


The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.


Withdrawals or terminations may result in a withdrawal charge, explained fully in "Charges and expenses" later in this Prospectus.


While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.


INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.


Installment payments may be elected under the MOMENTUM(SM)contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this Prospectus) permits it and the contract owner elects to make this option available to participants;

o retirement account value is not subject to a withdrawal charge, explained fully in "Charges and expenses" later in this Prospectus; and


o   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.


It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.


Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust, and the Pooled Trust, and the Governmental Trust when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Alliance Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.


See Appendix I at the end of this Prospectus for the default option under "Original certificates."

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this Prospectus.


PLAN LOANS

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.


Employers transferring plan assets to the MOMENTUM(SM) program may also transfer outstanding plan loans to the contract. We call these "takeover loans." We will allocate repayments of loans to the investment option elected on the takeover loan form.



                                                        Accessing your money  23

Effective January 1, 2002 plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.


Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.


We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See "Additional loan provisions" in the SAI and "Tax information" later in this Prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See "Plan loan charges" under "Charges and expenses" later in this Prospectus for a description of charges associated with plan loans.


Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.


Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this Prospectus.

You may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.


A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o   the participant dies, or

o   participation under the contract terminates.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.


WHEN TO EXPECT PAYMENTS


Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:


(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.


YOUR ANNUITY PAYOUT OPTIONS


When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM(SM) offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.





--------------------------------------------------------------------------------
Fixed Annuity Payout   Life annuity
   Options             Life annuity with period certain
                       Life annuity with refund certain
                       Period certain annuity
                       Qualified joint and survivor life
--------------------------------------------------------------------------------
Variable Immediate     Life annuity
   Annuity payout      Life annuity with period certain
   options             Qualified joint and survivor life
--------------------------------------------------------------------------------


ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life, and , if a participant dies before the end of a selected period of time ("period certain"), pro-


24  Accessing your money
    vides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of a participant and their spouse. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life, and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered. This payout option is available only as a fixed annuity.


o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant, and after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.


The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. Equitable Life's financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your registered representative. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;


(2) the type of annuity chosen; and


(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------

You, the participant, are the annuitant (or measuring life) for determining payments.

--------------------------------------------------------------------------------
MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).


AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet the required minimum distributions. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make, and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70-1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.


The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply. Internal Revenue Service ("IRS")



                                                        Accessing your money  25
and Treasury recently have proposed revisions to the minimum distribution rules. We expect the rules to be finalized no earlier than in 2002. The revisions permit plan administrators, plan participants, and beneficiaries to apply the revisions to distributions for the calendar year 2001 provided that the plan adopts a temporary amendment to permit such distributions.



26  Accessing your money

5. The MOMENTUM(SM) program


--------------------------------------------------------------------------------


This section explains the MOMENTUM(SM) Program in further detail. It is intended for employers who wish to enroll in the Momentum(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM(SM) Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM(SM) Program.

The MOMENTUM(SM) program offers, according to the terms of either the Master Plan and Trust, the Pooled Trust, or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A qualified retirement plan provides for an individual account for each plan participant, and benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified retirement plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM(SM) contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUM(SM) contract before entering into the contract.



MASTER PLAN AND TRUST


As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM(SM) program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the MOMENTUM(SM) contract.


The Master Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:


o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the
  (Code)); and


o a standardized and a nonstandardized defined contribution pension plan.


An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the DOL regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this Prospectus.


If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.


POOLED TRUST


If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUM(SM) contract) is used under the Pooled Trust and the Master Plan and Trust.


The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan recordkeeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.


GOVERNMENTAL TRUST

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code ("Section 414(d)"). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.


TRUSTEE


Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The Master Plan and Trust and the Pooled Trust will not be available in certain states where the MOMENTUM(SM) contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Frontier Trust, FSB currently is the trustee of the Governmental Trust. Employers using the Governmental Trust will not be able to use our full-service plan.

The sole responsibility of Chase Manhattan Bank N.A. and Frontier Trust, FSB, as applicable, is to serve as a party to the MOMENTUM(SM) contract. Neither has any responsibility for the administration of the MOMENTUM(SM) program or for any distributions or duties under the MOMENTUM(SM) contract.



                                                   The MOMENTUM(SM) program  27

EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

o sending us contributions at the proper time;

o determining the amount of all contributions for each participant;

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding all forms to us that the employees are required to submit;

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and


o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.


The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.



ADOPTING THE MOMENTUM(SM) PROGRAM


To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.


Your financial professional can help you complete the participation agreement and the application for the MOMENTUM(SM) contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM(SM) contract. We reserve the right to amend the MOMENTUM(SM) contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUM(SM) contract.



28  The MOMENTUM(SM) program

6. Plan recordkeeping services

--------------------------------------------------------------------------------

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Master Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o accounting by participant;

o accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL, if applicable; and


o plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;


o assistance in annual reporting with the IRS and the DOL;


o performance of vesting calculations;


o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Code Section 401(k) plans; and


o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


                                                 Plan recordkeeping services  29

7. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:


o A mortality and expense risks charge


o An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o A quarterly administrative charge.

o A withdrawal charge when you make certain withdrawals.

o A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.


CHARGES UNDER THE CONTRACT


CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks, and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Alliance Money Market, EQ/Balanced and EQ/Alliance Common Stock variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.


QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How we deduct the quarterly administrative charge" in the SAI.


There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase. We may also reduce this charge under certain circumstances. See "Charge reductions under special circumstances" in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employee.



CHARGE FOR PLAN RECORDKEEPING SERVICES


The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUM(SM) contract from our EQUI-VEST(R) Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.


There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.


WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1) withdrawals in excess of the 10% free withdrawal amount during a participation year,


30  Charges and expenses

(2) upon a full withdrawal of a participant's retirement account value, or


(3)  termination of the MOMENTUM(SM) contract.


In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The amount of the withdrawal charge we deduct is equal to 6% of the lesser of:

o partial withdrawals in excess of the free withdrawal amount, or

o the amount withdrawn attributable to contributions made in the current and five prior participation years.

In the case of terminations or full withdrawals, we will pay the plan the greater of:

o the retirement account value after any withdrawal charge has been imposed, or


o the free withdrawal amount plus 94% of the remaining retirement account value and any active loan, less the active loan.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. Active loans do not include takeover loans for this purpose.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Subject to plan provisions and contract owner authorization each participation year, up to 10% of a participant's retirement account value, less any active loan at the time the withdrawal request is made and any other withdrawals made during that participation year (including any defaulted loan amounts and forfeited amounts), may be withdrawn on behalf of a participant.

If you, as the employer, have transferred your plan assets to the MOMENTUM(SM) program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUM(SM) contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.


WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o you, the participant, die;

o you, the participant, have been a participant for at least five participation years and are at least age 59-1/2;

o you, the participant, are at least age 59-1/2 and have separated from service (regardless of the number of participation years);


o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;


o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

o the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or


o the amount withdrawn is a withdrawal for disability as defined in Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST(R) Corporate Trusteed contract to a MOMENTUM(SM) contract. For participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST(R) Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST(R) Corporate
Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUM(SM) contract.



PLAN LOAN CHARGES


We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.



                                                        Charges and expenses  31

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST(R) Corporate Trusteed contracts to MOMENTUM(SM).

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

We will assess a withdrawal charge against any defaulted loan amount as described above under "Withdrawal charge."



LIMITATION ON CHARGES FOR CERTAIN VARIABLE INVESTMENT OPTIONS


Under the terms of the MOMENTUM(SM) contract, for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUM(SM) contract.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5%. (The rate is 1% in Puerto Rico.)



VARIABLE ANNUITY ADMINISTRATION FEE

We deduct a fee of up to $350 from the amounts applied to a variable annuity payout option.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Investment advisory fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25% for Class IB/B shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this Prospectus.



CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES


For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.



32  Charges and expenses

8. Payment of death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

In general, the death benefit is equal to the greater of:

o the retirement account value, or

o the "minimum death benefit."

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.


DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.


Under the MOMENTUM(SM) contract, on the day we receive proof of death, we automatically transfer the participant's retirement account value to the guaranteed interest option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this Prospectus. We are not responsible for any beneficiary change request that we do not receive.


BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a) receive the death benefit in a single sum,

(b) apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or


(d) have the death benefit credited to an account under the MOMENTUM(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.


If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules;

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account; and

(3) if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a participant, based on the deceased beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.


                                                    Payment of death benefit  33

9. Tax information

--------------------------------------------------------------------------------



President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.



OVERVIEW


Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:


o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.


IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.




TAX ASPECTS OF CONTRIBUTIONS TO A PLAN


Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $40,000 or 100% of the compensation or earned income for each participant. In 2002, the employer may not consider compensation in excess of $200,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next



34  Tax information
lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:


(1) reaching age 59-1/2,

(2) death,

(3) disability,

(4) certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $11,000 in 2002 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.

Effective January 1, 2002, employees who are at least age 50 at any time during 2002 can make an additional $1,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan (other than certain governmental plans to which nondiscrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $85,000 for the prior year (for 2002, employees earning more than $90,000). (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and the above contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.


Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.



TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is


                                                             Tax information  35
treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS


If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.



ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under Section 457 of the Code, or rolled over by the individual to another plan or IRA within 60 days of receipt. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.


The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:


o one of a series of substantially equal periodic payments is made (not less frequently than annually):


     (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or


     (b)  for a specified period of ten years or more.


o    a hardship withdrawal;


o    any distribution to the extent that it is a required distribution under
     Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m), or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;


o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);


o dividends paid on employer securities as described in Section 404(k) of the Code; and


o    a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:


(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);


(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate


36  Tax information
of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.


Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from service with the employer sponsoring the plan, if later). 5% owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1) in a lump sum payment,

(2) over the life of the participant,

(3) over the joint lives of the participant and his or her designated beneficiary,

(4) over a period not extending beyond the life expectancy of the participant, or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.


The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.


If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death. An exception is if payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.


If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

The IRS and Treasury recently have proposed revisions to the minimum distribution rules. We expect the rules to be finalized in 2002. The proposed revisions permit plan administrators, plan participants and beneficiaries to apply the proposed revisions to distributions for the calendar year 2001 provided that the plan adopts a temporary amendment to permit such distributions.



SPOUSAL REQUIREMENTS


In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.



CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if


                                                             Tax information  37

  any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;


o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code;


o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and


o plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.


If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.


The loan requirements and provisions of MOMENTUM(SM) shall apply regardless of the plan administrator's guidelines.



IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).


The MOMENTUM(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).



38  Tax information

10. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.


Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


We will notify MOMENTUM(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit, or other accrued rights or benefits.

ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to the EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became corresponding portfolios of EQ Advisors Trust. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 Plan relating to the Class IB or B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in their respective SAIs which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under the MOMENTUM(SM) contract will occur. Other portions of this



                                                            More information  39
prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.


o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive the appropriate election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:


o   the election of trustees; or


o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give participants or plan trustees, as applicable, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.


VOTING RIGHTS OF OTHERS


Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the participants and plan trustees, we currently do not foresee any disadvantages because of this. The Board of Trustees of the Trusts intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our participants, we will see to it that appropriate action is taken.



SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


IRS DISQUALIFICATION


If a retirement plan funded by the MOMENTUM(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM(SM) program and pay the participant, the plan trustee, or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.



40  More information

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contract's distribution.



ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2001 and 2000 and for each of the three years ended December 31, 2001 included in this Prospectus and in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accounts, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. Participants and contract owners may request one by writing to our processing office or calling 1-800-528-0204.


DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account
A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents.



                                                            More information  41

11. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The table takes into account all fees and charges under the contract, including the quarterly administrative charges, if applicable, and the withdrawal charges and expenses, if applicable, but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

The results shown under "Length of option period" are based on the actual historical investment experience of the variable investment option since its inception. The results shown under "Length of portfolio period" include some periods when a variable investment option investing in the portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.


The results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since Portfolio Inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this Prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. INDIVIDUAL RESULTS WILL DIFFER.


42  Investment performance

                                      TABLE
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:




-------------------------------------------------------------------------------------------
                                                    Length of option period
                                     ------------------------------------------------------
                                                                              Since option
Variable investment options              1 Year        5 Years     10 Years    inception+*
-------------------------------------------------------------------------------------------
EQ/Aggressive Stock                  (29.89)%       (5.26)%        2.78%        9.52%
-------------------------------------------------------------------------------------------
EQ/Alliance Common Stock             (16.51)%        7.52%        11.16%       13.16%
-------------------------------------------------------------------------------------------
EQ/Alliance Global                   (25.48)%        1.49%           --         5.65%
-------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income        ( 7.99)%       11.92%           --        12.61%
-------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors         (18.36)%        5.01%           --         7.44%
-------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
Securities                             0.81%         3.88%           --         4.76%
-------------------------------------------------------------------------------------------
EQ/Alliance International            (28.11)%       (5.08)%          --       ( 1.35)%
-------------------------------------------------------------------------------------------
EQ/Alliance Money Market             ( 3.21)%        2.54%         3.20%        5.22%
-------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           (29.13)%          --            --       (15.92)%
-------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond               0.94%         4.46%           --         4.87%
-------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth         (18.93)%          --            --         4.73%
-------------------------------------------------------------------------------------------
EQ/Alliance Technology               (29.57)%          --            --       (30.90)%
-------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                (21.25)%          --            --       (27.40)%
-------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive           (37.98)%          --            --       (51.09)%
-------------------------------------------------------------------------------------------
EQ/Balanced                          ( 8.27)%        6.77%         6.08%        8.54%
-------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value       ( 3.90)%          --            --       ( 3.79)%
-------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible      (20.49)%          --            --       ( 8.21)%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian International    (26.26)%          --            --       (11.11)%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian Research         ( 8.67)%          --            --         1.05%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity      ( 8.66)%          --            --       ( 1.69)%
-------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity           (11.59)%          --            --       (11.90)%
-------------------------------------------------------------------------------------------
EQ/Equity 500 Index                  (17.92)%        7.74%           --        12.68%
-------------------------------------------------------------------------------------------
EQ/Evergreen Omega                   (22.65)%          --            --       (13.24)%
-------------------------------------------------------------------------------------------
EQ/FI Mid Cap                        (19.29)%          --            --       (14.88)%
-------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value            ( 3.06)%          --            --       ( 0.25)%
-------------------------------------------------------------------------------------------
EQ/High Yield                        ( 5.91)%       (2.52)%          --         3.06%
-------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth            (28.19)%          --            --       (31.59)%
-------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value             10.01%           --            --        10.94%
-------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity        ( 1.63)%          --            --         9.80%
-------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies     (38.53)%          --            --         5.09%
-------------------------------------------------------------------------------------------
EQ/MFS Investors Trust               (21.68)%          --            --       ( 8.66)%
-------------------------------------------------------------------------------------------
EQ/MFS Research                      (27.13)%          --            --         1.94%
-------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value      (13.14)%          --            --         1.77%
-------------------------------------------------------------------------------------------
EQ/Putnam International Equity       (26.85)%          --            --       ( 6.32)%
-------------------------------------------------------------------------------------------
EQ/Putnam Voyager                    (29.59)%          --            --       (13.96)%
-------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                                                    Length of portfolio period
                                     --------------------------------------------------------
                                                                              Since portfolio
Variable investment options              3 Years       5 Years     10 Years    inception+**
-------------------------------------------------------------------------------------------
EQ/Aggressive Stock                  (10.98)%       (5.26)%        2.78%        9.52%
-------------------------------------------------------------------------------------------
EQ/Alliance Common Stock             ( 4.43)%        7.52%        11.16%       10.58%
-------------------------------------------------------------------------------------------
EQ/Alliance Global                   ( 6.58)%        1.49%         7.12%        7.41%
-------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income          5.10%        11.92%           --        12.06%
-------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors         ( 2.18)%        5.01%         7.55%       10.59%
-------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
Securities                             2.32%         3.88%         4.47%        5.16%
-------------------------------------------------------------------------------------------
EQ/Alliance International            ( 9.53)%       (5.08)%          --       ( 0.53)%
-------------------------------------------------------------------------------------------
EQ/Alliance Money Market               1.56%         2.54%         3.20%        5.22%
-------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth               --            --            --       (13.83)%
-------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond               2.34%         4.46%           --         4.58%
-------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth           4.87%           --            --         7.07%
-------------------------------------------------------------------------------------------
EQ/Alliance Technology                   --            --            --       (28.28)%
-------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                    --            --            --       (27.40)%
-------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive               --            --            --       (51.09)%
-------------------------------------------------------------------------------------------
EQ/Balanced                            1.23%         6.77%         6.08%        8.54%
-------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value       ( 1.79)%          --            --         2.84%
-------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible          --            --            --       ( 8.21)%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian International        --            --            --       ( 7.15)%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian Research             --            --            --         0.41%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity          --            --            --       ( 1.60)%
-------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity             0.25%           --            --       (11.90)%
-------------------------------------------------------------------------------------------
EQ/Equity 500 Index                  ( 4.63)%        7.74%           --        12.10%
-------------------------------------------------------------------------------------------
EQ/Evergreen Omega                       --            --            --       (10.05)%
-------------------------------------------------------------------------------------------
EQ/FI Mid Cap                            --            --            --       (14.88)%
-------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value              0.25%           --            --         1.13%
-------------------------------------------------------------------------------------------
EQ/High Yield                        ( 6.91)%       (2.52)%        5.53%        5.91%
-------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                --            --            --       (31.59)%
-------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value              9.09%           --            --         4.23%
-------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity          8.66%           --            --        11.33%
-------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies     ( 5.59)%          --            --         6.96%
-------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                   --            --            --       ( 6.36)%
-------------------------------------------------------------------------------------------
EQ/MFS Research                      ( 6.20)%          --            --         3.34%
-------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value      ( 3.87)%          --            --         2.87%
-------------------------------------------------------------------------------------------
EQ/Putnam International Equity       ( 0.07)%          --            --         5.40%
-------------------------------------------------------------------------------------------
EQ/Putnam Voyager                    ( 9.86)%          --            --         4.12%
-------------------------------------------------------------------------------------------



                                                       Investment performance 43

 + Unannualized (including Since Inception values if time since inception is less than one year)

 * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Money Market (7/31/81);EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, and EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87); EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/ 99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Healthcare, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.



44 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o   data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                            Investment Management Weekly
Morningstar's Variable              Money Management Letter
 Annuity Sourcebook                 Investment Dealers Digest
Business Week                       National Underwriter
Forbes                              Pension & Investments
Fortune                             USA Today
Institutional Investor              Investor's Business Daily
Money                               The New York Times
Kiplinger's Personal Finance        The Wall Street Journal
Financial Planning                  The Los Angeles Times
Investment Adviser                  The Chicago Tribune
--------------------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks therefore may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the MOMENTUM(SM) contract performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data as discussed under "Lipper" above:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/High Yield and EQ/Alliance Quality Bond options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the quarterly administrative charge, the withdrawal charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. For more information, see "EQ/Alliance Money Market option yield information" and "Other yield information" in the SAI.


                                                      Investment performance  45

                      (This page intentionally left blank)

Appendix I: Original certificates

--------------------------------------------------------------------------------


Original certificates are MOMENTUM(SM) certificates under which the MOMENTUM(SM) employer has not elected to add any new variable investment options. Therefore, only EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market variable investment options are available.


SELECTING YOUR INVESTMENT METHOD. Employers and plan trustees should note that for original certificates, only the guaranteed interest option, EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options are available.


TRANSFERRING THE RETIREMENT ACCOUNT VALUE. EQ/Alliance Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Alliance Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.


DEFAULT OPTION FOR THE FORFEITURE ACCOUNT. We allocate amounts in the forfeiture account to the default option. For Original certificates, the guaranteed interest option is the default option.


                                           Appendix I: Original certificates A-1

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001.

------------------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                        --------------------------------------------------
                                            1993        1994        1995        1996
------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------------------------
 Unit value                               $ 55.68    $  52.88    $  68.73    $  82.91
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         258         620         969       1,281
------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------
  Unit value                              $128.81    $ 124.32    $ 162.42    $ 199.05
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         120         270         403
------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
------------------------------------------------------------------------------------------
  Unit value                                   --    $ 104.12    $ 122.06    $ 138.00
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          16          62         116
------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------------------------
  Unit value                                   --    $  98.86    $ 121.02    $ 143.37
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           4          17          41
------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------------------------
  Unit value                                   --    $  96.31    $ 120.08    $ 133.40
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          10          57         110
------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------
  Unit Value                                   --    $  98.19    $ 109.80    $ 112.40
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           1           7          10
------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
------------------------------------------------------------------------------------------
  Unit value                                   --          --    $ 104.15    $ 112.82
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          19
------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
------------------------------------------------------------------------------------------
  Unit value                              $ 25.41    $  26.08    $  27.22    $  28.28
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          56         166         188         240
------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------
  Unit value                                   --    $  93.87    $ 108.38    $ 112.65
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           1           4           7
------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------
  Unit value                              $ 28.85    $  26.18    $  30.92    $  34.06
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         348         776         957       1,057
------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                        ------------------------------------------------------------
                                            1997        1998         1999        2000        2001
----------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
----------------------------------------------------------------------------------------------------
  Unit value                             $  90.75    $  89.92     $ 105.59    $  90.70    $  67.13
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,437       1,401        1,207       1,025         870
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
----------------------------------------------------------------------------------------------------
  Unit value                             $ 253.68    $ 323.75     $ 399.74    $ 339.28    $ 299.82
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         519         591          553         499         424
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
----------------------------------------------------------------------------------------------------
  Unit value                             $ 151.87    $ 182.50     $ 249.43    $ 200.17    $ 157.88
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         147         156          156         151         134
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
----------------------------------------------------------------------------------------------------
  Unit value                             $ 179.30    $ 213.81     $ 250.31    $ 269.09    $ 262.05
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          69          96          109         113         124
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
----------------------------------------------------------------------------------------------------
  Unit value                             $ 153.69    $ 180.63     $ 225.59    $ 207.65    $ 179.41
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         147         159          165         162         140
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES
----------------------------------------------------------------------------------------------------
  Unit Value                             $ 118.98    $ 126.48     $ 124.96    $ 134.60    $ 143,62
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10          11           14          12          20
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
----------------------------------------------------------------------------------------------------
  Unit value                             $ 107.92    $ 117.72     $ 160.04    $ 121.54       92.48
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32          37           37          39          41
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
----------------------------------------------------------------------------------------------------
  Unit value                             $  29.41    $  30.55     $  31.63    $  33.15    $  33.96
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         308         367          469         385         453
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 116.36    $  93.70    $  70.28
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           13          41          44
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
----------------------------------------------------------------------------------------------------
  Unit value                             $ 121.30    $ 130.07     $ 125.76    $ 138.33    $ 147.79
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10          15           15          15          21
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                             $ 125.55    $ 118.57     $ 149.64    $ 168.29    $ 144.40
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           6          27           36          50          56
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --    $  66.10    $  49.27
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          17          32
----------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --    $  82.87    $  69.07
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --    $  62.12    $  40.77
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------
 EQ/BALANCED
----------------------------------------------------------------------------------------------------
  Unit value                             $  38.66    $  45.07     $  52.39    $  51.10    $  49.61
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,052         986          865         723         660
----------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --          --    $  94.39
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          19
----------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 107.58    $ 103.06    $  86.73
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------


                                Appendix II: Condensed financial information B-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001.

------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                        --------------------------------------------------
                                          1993       1994         1995         1996
------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------------------------------------------------------------------------9-
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
  Unit value                               --     $ 100.95     $ 135.94     $ 164.12
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --            1           12           51
----------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD
----------------------------------------------------------------------------------------------------
  Unit value                               --     $  95.88     $ 113.44     $ 137.53
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --            1            7           18
----------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INVESTORS GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                        ------------------------------------------------------------
                                             1997        1998         1999         2000        2001
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 129.55     $ 103.41    $  80.71
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           1
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 106.78     $ 111.59    $ 107.86
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           2
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 101.64     $ 103.88    $ 100.43
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           1
----------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $  57.18     $ 110.43     $  65.32    $  61.12
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            6           17          20
----------------------------------------------------------------------------------------------------
 EQ EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $ 214.66    $ 271.24     $ 322.15     $ 287.40    $ 249.66
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           94         135          172          163         151
----------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 106.57     $  92.84    $  76.01
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           1
----------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --           --     $  99.98    $  85.41
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           2
----------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 104.82     $ 105.28     $ 109.21    $ 112.05
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            3            5          17
----------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD
----------------------------------------------------------------------------------------------------
  Unit value                              $ 160.74    $ 150.42     $ 143.43     $ 129.28    $ 128.74
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           29          37           34           32          31
----------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --           --     $  83.95    $  63.80
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           5
----------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $  97.34     $ 113.83    $ 132.22
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           3
----------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --           --           --    $ 105.94
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --          13
----------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 127.67     $ 149.82     $ 165.28    $ 172.07
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           3            6            9          15
----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 161.04     $ 275.93     $ 220.97    $ 143.76
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           5           33           59          66
----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 104.48     $ 102.37    $  84.85
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           1
----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 140.83     $ 171.06     $ 159.89    $ 123.32
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           4            8           11          14
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 128.20     $ 124.76     $ 131.45    $ 120.85
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           1            2            3           6
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 137.09     $ 118.60    $  91.82
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            1            7           9
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INVESTORS GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 122.57     $  99.44    $  74.11
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            1            2           2
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 109.49     $ 142.46     $ 114.30    $  88.15
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           1            4            8          11
----------------------------------------------------------------------------------------------------


B-2 Appendix II: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Additional Information About the MOMENTUM(SM) Program                        2
How We Deduct the MOMENTUM(SM) Quarterly Administrative Charge               3
Description of Contribution Sources for the MOMENTUM(SM) Program             4
Additional Loan Provisions                                                   4

Unit Values                                                                  5

Calculation of Annuity Payments                                              5
The Reorganization                                                           6
Custodian and Independent Accountants                                        6

EQ/Alliance Money Market Option Yield Information                            7

Other Yield Information                                                      7
Distribution of the Contracts                                                8
ERISA Information Statement                                                  8
Financial Statements                                                         9


How to Obtain a MOMENTUM(SM) Statement of Additional Information for Separate Account A

Call 1-800-528-0204 or send this request form to:
     MOMENTUM(SM)

     P.O. Box 2919
     New York, NY 10116

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an MOMENTUM(SM) SAI dated May 1, 2002.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip



888-1310

MOMENTUM(SM)
A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002



--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related MOMENTUM(SM) Prospectus, dated May 1, 2002. That Prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 2919, New York, NY 10116), by calling toll free, 1-800-528-0204, or by contacting your financial professional.


TABLE OF CONTENTS


Additional Information About The MOMENTUM(SM) Program                   2
How We Deduct The MOMENTUM(SM) Quarterly Administrative Charge          3
Description Of Contribution Sources For The MOMENTUM(SM) Program        4
Additional Loan Provisions                                              4
Unit Values                                                             5
Calculation Of Annuity Payments                                         5
The Reorganization                                                      6
Custodian And Independent Accountants                                   6
EQ/Alliance Money Market Option Yield Information                       7
Other Yield Information                                                 7
Distribution Of The Contracts                                           8
ERISA Information Statement                                             8
Financial Statements                                                    9



    Copyright 2002 The Equitable Life Assurance Society of the United States. All rights reserved. Momentum(SM) is a service mark of The Equitable Life
                    Assurance Society of the United States.

888-1310                                                                   E3829





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ADDITIONAL INFORMATION ABOUT THE MOMENTUM(SM) PROGRAM


MASTER PLAN ELIGIBILITY REQUIREMENTS

Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.


The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.


VESTING UNDER THE MASTER PLAN

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:


------------------------------------------------------------
          Schedule A   Schedule B  Schedule C   Schedule D
Years of  Vested       Vested      Vested       Vested
Service   Percentage   Percentage  Percentage   Percentage
------------------------------------------------------------
    1     0%           0%          0%           100%
    2     100          20          0            100
    3     100          40          100          100
    4     100          60          100          100
    5     100          80          100          100
    6     100          100         100          100
------------------------------------------------------------



If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not top "heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

---------------------------------------------------------
                   Schedule E        Schedule F
Years of           Vested            Vested
Service            Percentage        Percentage
---------------------------------------------------------
   less than 2     0%                0%
        2          20                0
        3          40                100
        4          60                100
        5          80                100
        6          100               100
---------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.


BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly

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                                                                            3

completed forms, you will be eligible to receive a distribution as follows:

---------------------------------------------------------
                     Form received at   When eligible
Type of              the processing     to receive
distribution         office             distribution
---------------------------------------------------------
Single               N/A                The 1st
Sum Payments                            business day
                                        that is 7
Annuities                               calendar days
                                        after we
                                        receive the
                                        form.
---------------------------------------------------------
In-Service           N/A                The business
Withdrawals                             day on which we
                                        receive the
                                        form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
---------------------------------------------------------
Installment          1st through 25th   The 1st
Payments             business day of    business day of
                     month inclusive.   the following
                     26th through       calendar month.
                     31st business      The 1st
                     day of month       business day of
                     inclusive.         the second
                                        following
                                        calendar month.
---------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


HOW WE DEDUCT THE MOMENTUM(SM) QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest option, EQ/Alliance Common Stock, EQ/Balanced, EQ/Aggressive Stock, EQ/Alliance Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Alliance Growth Investors, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/ Equity 500 Index, EQ/High Yield, EQ/Alliance International, EQ/Alliance Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining EQ Advisors Trust portfolios and the AXA Premier VIP Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.


For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest option. If there is no money in the guaranteed interest option, we will attempt to deduct the charge from the EQ/Alliance Common Stock option, then EQ/Balanced, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.



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  4


DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM(SM) PROGRAM


There are six types of sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions or salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS

These are after-tax contributions made by a participant in accordance with the terms of a plan.

SALARY-DEFERRAL CONTRIBUTIONS


These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).


PRIOR PLAN CONTRIBUTIONS

These are contributions that are rolled over directly or indirectly from another qualified plan, Section 403(b) plan, governmental Section 457(b) plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Code). In addition, surviving spouses could rollover distributions that they have received as beneficiaries from another Section 401, Section 403(b) and governmental 457(b) plan into this plan. After-tax contributions may also be rolled over.


QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING
CONTRIBUTIONS


These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Master Plan.


ADDITIONAL LOAN PROVISIONS


Under the MOMENTUM(SM) contract, (1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the participant's vested retirement account value. A plan loan may never be greater than $50,000 less the highest outstanding loan balance in the preceding twelve calendar months. We will deduct the plan loan from the investment options you specify when you request the loan. The loan term must comply with applicable law. See "Tax information" in the Prospectus.

If there is a loan outstanding under an EQUI-VEST(R) corporate trusteed contract and you convert it to the MOMENTUM(SM) contract, the retirement account value established for the participant under the MOMENTUM(SM) contract will be equal to the account value under the EQUI-VEST(R) contract, less the principal amount of the loan outstanding on the effective date of conversion. That means we will reduce the account value under the EQUI-VEST(R) contract by the principal amount of the loan. You may withdraw or transfer amounts that were in the EQUI-VEST(R) loan reserve accounT in excess of the principal balance of the loan, subject to any restrictions in the MOMENTUM(SM) contract.

If you, as the employer, are transferring plan assets to the MOMENTUM(SM) program, outstanding plan loans may also be transferred to the MOMENTUM(SM) contract. We refer to these loans as "takeover loans." We will not impose a withdrawal charge if a takeover loan defaults. Also, we will not deem defaulted takeover loans as withdrawals for purposes of calculating the minimum death benefits. We will allocate repayments of takeover loans to the guaranteed interest option. Loans converted from EQUI-VEST(R) corporate trusteed to MOMENTUM(SM) are not takeover loans.


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UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. The unit values may vary.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

   (a/b) - c

   where:


(a) is the value of the variable investment option`s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, as applicable (the "Trusts"). This share value is after deduction for investment advisory fees and other fees and direct expenses of such Trusts.


(b) is the value of the variable investment option`s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily charges relating to the contracts for mortality risks, expenses, expense risks, death benefits and financial accounting, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. These charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Alliance Money Market, EQ/Balanced and EQ/Alliance Common Stock options and 1.34% for all other variable investment options.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payment under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the option reduced for each day in the valuation period by:

o .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as you specify. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the contract or our current basis, whichever would provide the higher initial benefit.

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  6

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the payments under the annuity depend on the life of an annuitant, the risk class and the age of the annuitant(s) will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. We will calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the retirement account value on a retirement date is enough to fund an annuity with a monthly payment of $100. Also assume that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1998, the annuity payment due in December 1998 would be $95.19 (the number of units (26.74) times $3.56).

THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the EQ/Alliance Money Market option, the EQ/Balanced option, the EQ/Alliance Common Stock option and the EQ/Aggressive Stock option, was organized as an open-end management investment company. Each separate account had its own investment objectives and policies. Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding variable investment options of Separate Account A. As described in "Investment performance" in the Prospectus, on September 6, 1991, all of the shares of The Equitable Trust held by these variable investment options were replaced by shares of portfolios of The Hudson River Trust corresponding to these variable investment options of Separate Account A. On October 18, 1999, the Portfolios of the Hudson River Trust were transferred to EQ Advisors Trust.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS


Equitable Life is the custodian for shares of the Trusts owned by Separate Account A.

The financial statements of Separate Account A as of December 31, 2001 and for the periods ended December 31, 2001 and 2000, and the consolidated financial statements of Equitable Life as of December 31, 2001 and 2000, and for each of the three years ended December 31, 2001 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


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EQ/ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the quarterly administrative charge, which is not reflected in the unit value. See the applicable "Administrative charge" under "Charges and expenses" in the Prospectus. Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the quarterly administrative charge that is deducted for MOMENTUM(SM) from the EQ/Alliance Money Market option will vary for each participant depending upon how the retirement account value is allocated among the investment options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the option during the twelve-month period ending on the last day of the prior year divided by 4. We multiply this amount by 7/91.25 to produce an average administrative charge factor which we use in all weekly yield computations for the next quarter. The average administrative charge is then divided by the number of MOMENTUM(SM) EQ/Alliance Money Market option units as of the end of the prior calendar year. We deduct the resulting quotient from the net change in unit value for the seven-day period.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

The EQ/Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments. Therefore they may be lower when compared with yields of other investments. The EQ/Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest option or bank deposits. Nor should the yields be compared to the yields of money market funds made available to the general public. Yields of money market funds usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.


The seven-day current yield for the EQ/Alliance Money Market option was 0.18% for the period ended December 31, 2001. The effective yield for the EQ/Alliance Money Market option for that period was 0.18%. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the corresponding yield figures for the EQ/Alliance Money Market portfolio which reflect only the deduction of Trust-level expenses.


OTHER YIELD INFORMATION


We calculate 30-day yield information for EQ/Alliance Quality Bond and EQ/High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trusts. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the

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  8


net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period, and (b) the annual administrative charge.

The effective yield is obtained by giving effect to the compounding nature of the option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and one is subtracted from the result.

The effective yields for the 30-day period ended December 31, 2001 were 2.92% for the EQ/Alliance Quality Bond option and 9.90% for the EQ/High Yield option. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the yield figures for the corresponding portfolios which reflect only the deduction of Trust-level expenses.


The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2001, 2000 and 1999. In 2001, Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A $543,488,990 in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $277,057,837 and $385,314,054, respectively.


ERISA INFORMATION STATEMENT


The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. Equitable Life, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of Equitable Life. Equitable Life has retained its affiliate AXA Network as its general agent to distribute Equitable Life policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of Equitable Life products by the Financial Professionals, including training, wholesaling support and other marketing functions. Equitable Life pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors, ("Financial Professional") will receive compensation from Equitable Life for the sale and servicing of a MomentumSM contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this MomentumSM contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of Equitable Life.

SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on MomentumSM contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a

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rate of 3.0%, 1.5% or 0.5% on all contributions and transfers to the contract for the Participant whose attained age (last birthday) at the beginning of the participation year during which payment is received is under age 55, age 55 through 59, or at least age 60, respectively. Compensation is not payable on transfers to the contract from another Equitable Life funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the MomentumSM contract.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.......................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001..............  FSA-3
   Statements of Operations for the Year Ended December 31, 2001........  FSA-15
   Statements of Changes in Net Assets for the Years Ended December
    31, 2001 and 2000...................................................  FSA-21
   Notes to Financial Statements........................................  FSA-31


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.......................................     F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000..............     F-2
Consolidated Statements of Earnings, Years Ended December 31,
    2001, 2000 and 1999.................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2001, 2000 and 1999...............     F-4
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2001, 2000 and 1999.............................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

                                     FSA-2

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THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                    EQ/Aggressive      EQ/Alliance     EQ/Alliance
                                                        Stock         Common Stock       Global
                                                   --------------    --------------    ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,486,162,651    $6,085,269,353    $612,112,599
Receivable for Trust shares sold ................       8,177,850         3,381,866         727,658
Receivable for policy-related transactions ......              --                --              --
                                                   --------------    --------------    ------------
  Total assets ..................................   1,494,340,501     6,088,651,219     612,840,257
                                                   --------------    --------------    ------------
Liabilities:
Payable for Trust shares purchased ..............              --                --              --
Payable for policy-related transactions .........       7,769,876         3,684,635         765,333
                                                   --------------    --------------    ------------
  Total liabilities .............................       7,769,876         3,684,635         765,333
                                                   --------------    --------------    ------------
Net Assets ......................................  $1,486,570,625    $6,084,966,584    $612,074,924
                                                   ==============    ==============    ============
Net Assets:
Accumulation Units ..............................  $1,482,726,536    $6,048,249,943    $610,575,012
Contracts in payout (annuitization) period.......       2,944,980        32,958,917       1,152,006
Retained by Equitable Life in Separate
 Account A ......................................         899,109         3,757,724         347,906
                                                   --------------    --------------    ------------
Total net assets ................................  $1,486,570,625    $6,084,966,584    $612,074,924
                                                   ==============    ==============    ============
Investments in shares of The Trust, at cost......  $2,098,376,124    $7,530,438,601    $876,897,043
Trust shares held
 Class A ........................................      64,604,713       379,794,763      39,194,381
 Class B ........................................         484,251         7,929,903       2,235,802

                                                                                                          EQ/Alliance
                                                                                                          Intermediate
                                                      EQ/Alliance         EQ/Alliance     EQ/Alliance     Government
                                                   Growth and Income   Growth Investors    High Yield     Securities
                                                   -----------------   ----------------   ------------    ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $1,171,654,705      $824,398,077     $119,699,061    $115,895,610
Receivable for Trust shares sold ................                --                --          833,819              --
Receivable for policy-related transactions.......           367,240                --               --         671,525
                                                     --------------      ------------     ------------    ------------
  Total assets ..................................     1,172,021,945       824,398,077      120,532,880     116,567,135
                                                     --------------      ------------     ------------    ------------
Liabilities:
Payable for Trust shares purchased ..............           407,864            26,499               --         143,197
Payable for policy-related transactions .........                --            35,685          833,707              --
                                                     --------------      ------------     ------------    ------------
  Total liabilities .............................           407,864            62,184          833,707         143,197
                                                     --------------      ------------     ------------    ------------
Net Assets ......................................    $1,171,614,081      $824,335,893     $119,699,173    $116,423,938
                                                     ==============      ============     ============    ============
Net Assets:
Accumulation Units ..............................    $1,164,628,523      $820,150,169     $118,825,093    $115,651,668
Contracts in payout (annuitization) period ......         6,681,016         3,930,396          610,840         389,312
Retained by Equitable Life in Separate
 Account A ......................................           304,542           255,328          263,240         382,958
                                                     --------------      ------------     ------------    ------------
Total net assets ................................    $1,171,614,081      $824,335,893     $119,699,173    $116,423,938
                                                     ==============      ============     ============    ============
Investments in shares of The Trust, at cost......    $1,224,504,376      $930,116,726     $161,757,242    $116,689,853
Trust shares held
 Class A ........................................        64,713,117        47,742,845       20,366,455       9,594,514
 Class B ........................................         6,053,382         2,473,207        1,551,560       2,151,604

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/Aggressive    EQ/Alliance     EQ/Alliance
                                                           Stock       Common Stock      Global
                                                      -------------    ------------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................               --            185             --
EQUIPLAN Contracts 0.74% ........................               --             55             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................           16,058         14,197          3,331
Momentum Contracts 1.34% and 1.49% ..............              870            424            134
Momentum Plus Contracts 1.35% ...................              495            561            190
Momentum Plus Contracts 1.00% ...................               --             --             --
Momentum Plus Contracts .90% ....................               --             --             --
Equivest Series 300 and 400 Contracts 1.35% .....            2,242          5,579             --
Equivest Series 500 Contracts 1.45% .............                5             27              3
Equivest Series 600 and 800 Contracts 1.20% .....              100            944            235
Equivest Vantage Contracts .90% .................               35             54              5
Equivest Express Series 700 Contracts .95% ......               33            387            162
Unit value:
Old Contracts 0.74% .............................         $     --        $ 385.79       $    --
EQUIPLAN Contracts 0.74% ........................         $     --        $ 417.89       $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         $  67.13        $ 299.82       $ 157.88
Momentum Contracts 1.34% and 1.49% ..............         $  67.13        $ 299.82       $ 157.88
Momentum Plus Contracts 1.35% ...................         $ 126.48        $ 244.28       $ 160.66
Momentum Plus Contracts 1.00% ...................         $ 102.74        $ 192.76       $ 135.44
Momentum Plus Contracts .90% ....................         $  89.45        $ 178.39       $ 129.23
Equivest Series 300 and 400 Contracts 1.35% .....         $ 120.13        $ 233.80       $    --
Equivest Series 500 Contracts 1.45% .............         $  66.89        $  94.82       $  84.81
Equivest Series 600 and 800 Contracts 1.20% .....         $  66.90        $  94.83       $  84.81
Equivest Vantage Contracts .90% .................         $  67.82        $  97.85       $  88.80
Equivest Express Series 700 Contracts .95% ......         $  71.46        $  83.37       $  75.87

                                                                                                                 EQ/Alliance
                                                                                                                Intermediate
                                                         EQ/Alliance         EQ/Alliance         EQ/Alliance     Government
                                                      Growth and Income   Growth Investors       High Yield      Securities
                                                      -----------------   ----------------       -----------    ------------
Units outstanding (000's):
Old Contracts 0.74% .............................              --                  --                 --               --
EQUIPLAN Contracts 0.74% ........................              --                  --                 --               40
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................           3,789               3,967                770              587
Momentum Contracts 1.34% and 1.49% ..............             124                 140                 31               20
Momentum Plus Contracts 1.35% ...................             149                 234                 52               33
Momentum Plus Contracts 1.00% ...................              --                  --                 --               --
Momentum Plus Contracts .90% ....................              --                  --                 --               --
Equivest Series 300 and 400 Contracts 1.35% .....              --                  --                 --               --
Equivest Series 500 Contracts 1.45% .............               6                   3                  1               --
Equivest Series 600 and 800 Contracts 1.20% .....             526                 280                 49              112
Equivest Vantage Contracts .90% .................               5                   2                  1               --
Equivest Express Series 700 Contracts .95% ......             300                 133                 51               68
Unit value:
Old Contracts 0.74% .............................         $    --             $    --            $    --       $       --
EQUIPLAN Contracts 0.74% ........................         $    --             $    --            $    --       $    68.67
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         $ 262.05            $ 179.41           $ 128.74      $   143.62
Momentum Contracts 1.34% and 1.49% ..............         $ 262.05            $ 179.41           $ 128.74      $   143.62
Momentum Plus Contracts 1.35% ...................         $ 262.37            $ 181.41           $ 137.35      $   138.49
Momentum Plus Contracts 1.00% ...................         $ 229.84            $ 160.03           $ 121.40      $   137.45
Momentum Plus Contracts .90% ....................         $ 216.44            $ 150.59           $ 111.46      $      --
Equivest Series 300 and 400 Contracts 1.35% .....         $    --             $    --            $    --       $      --
Equivest Series 500 Contracts 1.45% .............         $ 125.48            $ 100.91           $  76.09      $   116.92
Equivest Series 600 and 800 Contracts 1.20% .....         $ 125.48            $ 100.93           $  76.09      $   116.93
Equivest Vantage Contracts .90% .................         $ 128.51            $ 103.75           $  77.17      $   118.06
Equivest Express Series 700 Contracts .95% ......         $ 109.04            $  89.58           $  89.40      $   115.71

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                    EQ/Alliance     EQ/Alliance     EQ/Alliance
                                                   International   Money Market   Premier Growth
                                                   -------------   ------------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $104,467,745    $208,281,956    $253,849,063
Receivable for Trust shares sold ................       250,360              --       1,452,621
Receivable for policy-related transactions ......            --       1,769,590              --
                                                   ------------    ------------    ------------
  Total assets ..................................   104,718,105     210,051,546     255,301,684
                                                   ------------    ------------    ------------
Liabilities:
Payable for Trust shares purchased ..............            --       1,527,394              --
Payable for policy-related transactions .........       246,458              --       1,453,163
                                                   ------------    ------------    ------------
  Total liabilities .............................       246,458       1,527,394       1,453,163
                                                   ------------    ------------    ------------
Net Assets ......................................  $104,471,647    $208,524,152    $253,848,521
                                                   ============    ============    ============
Net Assets:
Accumulation Units ..............................  $103,736,733    $206,321,548    $253,553,095
Contracts in payout (annuitization) period ......       683,957       1,028,315              --
Retained by Equitable Life in Separate
 Account A ......................................        50,957       1,174,289         295,426
                                                   ------------    ------------    ------------
Total net assets ................................  $104,471,647    $208,524,152    $253,848,521
                                                   ============    ============    ============
Investments in shares of The Trust, at cost .....  $110,806,878    $212,647,210    $302,754,543
Trust shares held
 Class A ........................................    12,150,056      15,864,609              --
 Class B ........................................       868,636       4,238,707      34,718,434

                                               EQ/Alliance      EQ/Alliance      EQ/Alliance
                                              Quality Bond   Small Cap Growth     Technology
                                             -------------- ------------------ ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $169,674,939     $337,807,755     $107,389,300
Receivable for Trust shares sold ................            --               --          600,241
Receivable for policy-related transactions ......       516,585          306,543               --
                                                   ------------     ------------     ------------
  Total assets ..................................   170,191,524      338,114,298      107,989,541
                                                   ------------     ------------     ------------
Liabilities:
Payable for Trust shares purchased ..............       529,162          353,375               --
Payable for policy-related transactions .........            --               --          600,935
                                                   ------------     ------------     ------------
  Total liabilities .............................       529,162          353,375          600,935
                                                   ------------     ------------     ------------
Net Assets ......................................  $169,662,362     $337,760,923     $107,388,606
                                                   ============     ============     ============
Net Assets:
Accumulation Units ..............................  $168,772,073     $336,670,857     $107,012,273
Contracts in payout (annuitization) period ......       753,584          943,935               --
Retained by Equitable Life in Separate
 Account A ......................................       136,705          146,131          376,333
                                                   ------------     ------------     ------------
Total net assets ................................  $169,662,362     $337,760,923     $107,388,606
                                                   ============     ============     ============
Investments in shares of The Trust, at cost .....  $172,395,773     $396,646,888     $112,228,755
Trust shares held
 Class A ........................................    14,594,336       23,549,288              500
 Class B ........................................     2,714,826        2,662,488       21,297,708

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    International    Money Market   Premier Growth     Quality Bond
                                                    -------------    ------------   --------------     ------------
Units outstanding (000's):
Old Contracts 0.74% .............................          --                90              --                --
EQUIPLAN Contracts 0.74% ........................          --                --              --                --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         945             1,796           2,788               899
Momentum Contracts 1.34% and 1.49% ..............          41               453              44                21
Momentum Plus Contracts 1.35% ...................          58               220              25                40
Momentum Plus Contracts 1.00% ...................          --                --              --                --
Momentum Plus Contracts .90% ....................          --                --               1                --
Equivest Series 300 and 400 Contracts 1.35% .....          --               395              --                --
Equivest Series 500 Contracts 1.45% .............           1                --               2                --
Equivest Series 600 and 800 Contracts 1.20% .....          45               125             438               112
Equivest Vantage Contracts .90% .................           1                 1              --                 1
Equivest Express Series 700 Contracts .95% ......          48               270             305               113
Unit value:
Old Contracts 0.74% .............................      $   --          $  41.81          $   --           $    --
EQUIPLAN Contracts 0.74% ........................      $   --          $    --           $   --           $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 92.48         $  33.96          $ 70.28          $ 147.79
Momentum Contracts 1.34% and 1.49% ..............      $ 92.48         $  33.96          $ 70.28          $ 147.79
Momentum Plus Contracts 1.35% ...................      $ 92.42         $ 134.30          $ 70.27          $ 155.87
Momentum Plus Contracts 1.00% ...................      $ 94.20         $ 129.24          $ 70.86          $ 145.26
Momentum Plus Contracts .90% ....................      $ 91.34         $    --           $ 71.03          $    --
Equivest Series 300 and 400 Contracts 1.35% .....      $   --          $ 133.66          $   --           $    --
Equivest Series 500 Contracts 1.45% .............      $ 72.82         $ 112.74          $ 70.10          $ 117.34
Equivest Series 600 and 800 Contracts 1.20% .....      $ 72.66         $ 112.74          $ 70.52          $ 117.42
Equivest Vantage Contracts .90% .................      $ 76.02         $ 114.06          $ 70.28          $ 118.44
Equivest Express Series 700 Contracts .95% ......      $ 73.27         $ 109.30          $ 70.94          $ 117.07

                                                      EQ/Alliance       EQ/Alliance
                                                   Small Cap Growth     Technology
                                                   ----------------     -----------
Units outstanding (000's):
Old Contracts 0.74% .............................           --                --
EQUIPLAN Contracts 0.74% ........................           --                --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................        1,988             1,757
Momentum Contracts 1.34% and 1.49% ..............           56                32
Momentum Plus Contracts 1.35% ...................           50                14
Momentum Plus Contracts 1.00% ...................           --                --
Momentum Plus Contracts .90% ....................           --                --
Equivest Series 300 and 400 Contracts 1.35% .....           --                --
Equivest Series 500 Contracts 1.45% .............           --                 1
Equivest Series 600 and 800 Contracts 1.20% .....          166               196
Equivest Vantage Contracts .90% .................            2                 2
Equivest Express Series 700 Contracts .95% ......          129               168
Unit value:
Old Contracts 0.74% .............................      $    --            $   --
EQUIPLAN Contracts 0.74% ........................      $    --            $   --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 144.40           $ 49.27
Momentum Contracts 1.34% and 1.49% ..............      $ 144.40           $ 49.27
Momentum Plus Contracts 1.35% ...................      $ 144.34           $ 49.26
Momentum Plus Contracts 1.00% ...................      $ 146.75           $ 49.57
Momentum Plus Contracts .90% ....................      $ 147.44           $   --
Equivest Series 300 and 400 Contracts 1.35% .....      $    --            $   --
Equivest Series 500 Contracts 1.45% .............      $ 105.52           $ 49.18
Equivest Series 600 and 800 Contracts 1.20% .....      $ 105.51           $ 49.39
Equivest Vantage Contracts .90% .................      $ 106.88           $ 49.65
Equivest Express Series 700 Contracts .95% ......      $ 126.52           $ 49.61

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                    EQ/AXP
                                                   EQ/AXP New      Strategy
                                                   Dimensions     Aggressive    EQ/Balanced
                                                   -----------    ----------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $ 9,614,941    $6,946,261   $1,338,288,842
Receivable for Trust shares sold ................       41,588            --          834,950
Receivable for policy-related transactions ......           --         1,522               --
                                                   -----------    ----------   --------------
  Total assets ..................................    9,656,529     6,947,783    1,339,123,792
                                                   -----------    ----------   --------------
Liabilities:
Payable for Trust shares purchased ..............           --         1,522               --
Payable for policy-related transactions .........       46,384            --        2,184,802
                                                   -----------    ----------   --------------
  Total liabilities .............................       46,384         1,522        2,184,802
                                                   -----------    ----------   --------------
Net Assets ......................................  $ 9,610,145    $6,946,261   $1,336,938,990
                                                   ===========    ==========   ==============
Net Assets:
Accumulation Units ..............................  $ 9,249,426    $6,732,478   $1,333,483,296
Contracts in payout (annuitization) period ......           --            --        2,829,759
Retained by Equitable Life in Separate
 Account A ......................................      360,719       213,783          625,935
                                                   -----------    ----------   --------------
Total net assets ................................  $ 9,610,145    $6,946,261   $1,336,938,990
                                                   ===========    ==========   ==============
Investments in shares of The Trust, at cost .....  $10,230,071    $7,644,701   $1,503,069,065
Trust shares held
 Class A ........................................           --            --       88,864,502
 Class B ........................................    1,371,377     1,675,460        3,334,629

                                                                        EQ/Calvert    EQ/Capital
                                                      EQ/Bernstein       Socially      Guardian
                                                   Diversified Value   Responsible   International
                                                   -----------------  ------------   -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $161,668,119     $4,809,436      $173,183
Receivable for Trust shares sold ................               --             --            --
Receivable for policy-related transactions ......          292,145          1,200         2,575
                                                      ------------     ----------      --------
  Total assets ..................................      161,960,264      4,810,636       175,758
                                                      ------------     ----------      --------
Liabilities:
Payable for Trust shares purchased ..............          366,007          1,200            99
Payable for policy-related transactions .........               --             --            --
                                                      ------------     ----------      --------
  Total liabilities .............................          366,007          1,200            99
                                                      ------------     ----------      --------
Net Assets ......................................     $161,594,257     $4,809,436      $175,659
                                                      ============     ==========      ========
Net Assets:
Accumulation Units ..............................     $161,365,788     $3,009,639      $172,728
Contracts in payout (annuitization) period ......               --             --            --
Retained by Equitable Life in Separate
 Account A ......................................          228,469      1,799,797         2,931
                                                      ------------     ----------      --------
Total net assets ................................     $161,594,257     $4,809,436      $175,659
                                                      ============     ==========      ========
Investments in shares of The Trust, at cost .....     $166,303,936     $5,401,176      $191,188
Trust shares held
 Class A ........................................               --             --            --
 Class B ........................................       13,733,543        601,603        19,743

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                     EQ/AXP
                                                     EQ/AXP New     Strategy
                                                     Dimensions    Aggressive    EQ/Balanced
                                                    ------------   ----------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................          --           --             --
EQUIPLAN Contracts 0.74% ........................          --           --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         105          113         19,822
Momentum Contracts 1.34% and 1.49% ..............          --           --            660
Momentum Plus Contracts 1.35% ...................          --           --            222
Momentum Plus Contracts 1.00% ...................          --           --             --
Momentum Plus Contracts .90% ....................          --           --             --
Equivest Series 300 and 400 Contracts 1.35% .....          --           --          1,334
Equivest Series 500 Contracts 1.45% .............          --           --              4
Equivest Series 600 and 800 Contracts 1.20% .....          14           24            287
Equivest Vantage Contracts .90% .................          --           --             22
Equivest Express Series 700 Contracts .95% ......          14           28            136
Unit value:
Old Contracts 0.74% .............................      $   --       $   --        $    --
EQUIPLAN Contracts 0.74% ........................      $   --       $   --        $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 69.07      $ 40.77      $  49.61
Momentum Contracts 1.34% and 1.49% ..............      $ 69.07      $ 40.77      $  49.61
Momentum Plus Contracts 1.35% ...................      $ 69.06      $ 40.77      $ 173.76
Momentum Plus Contracts 1.00% ...................      $ 69.39      $ 40.96      $ 168.25
Momentum Plus Contracts .90% ....................      $   --       $   --       $ 159.46
Equivest Series 300 and 400 Contracts 1.35% .....      $   --       $   --       $ 172.66
Equivest Series 500 Contracts 1.45% .............      $ 68.97      $ 40.71      $ 111.81
Equivest Series 600 and 800 Contracts 1.20% .....      $ 69.20      $ 40.85      $ 111.79
Equivest Vantage Contracts .90% .................      $ 69.48      $ 41.02      $ 114.50
Equivest Express Series 700 Contracts .95% ......      $ 69.43      $ 40.99      $ 102.76

                                                                         EQ/Calvert      EQ/Capital
                                                       EQ/Bernstein       Socially        Guardian
                                                    Diversified Value   Responsible     International
                                                    -----------------   -----------     -------------
Units outstanding (000's):
Old Contracts 0.74% .............................            --                --               --
EQUIPLAN Contracts 0.74% ........................            --                --               --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         1,544                33               --
Momentum Contracts 1.34% and 1.49% ..............            19                --                1
Momentum Plus Contracts 1.35% ...................            --                --                1
Momentum Plus Contracts 1.00% ...................            --                --               --
Momentum Plus Contracts .90% ....................            --                --               --
Equivest Series 300 and 400 Contracts 1.35% .....            --                --               --
Equivest Series 500 Contracts 1.45% .............             1                --               --
Equivest Series 600 and 800 Contracts 1.20% .....            71                --               --
Equivest Vantage Contracts .90% .................             1                --               --
Equivest Express Series 700 Contracts .95% ......            45                --               --
Unit value:
Old Contracts 0.74% .............................      $     --            $   --        $      --
EQUIPLAN Contracts 0.74% ........................      $     --            $   --        $      --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $  94.39            $ 86.73       $      --
Momentum Contracts 1.34% and 1.49% ..............      $  94.39            $ 86.73       $    80.71
Momentum Plus Contracts 1.35% ...................      $  94.36            $ 86.71       $    80.69
Momentum Plus Contracts 1.00% ...................      $  95.16            $ 87.44       $    81.37
Momentum Plus Contracts .90% ....................      $    --             $ 87.65       $    81.56
Equivest Series 300 and 400 Contracts 1.35% .....      $    --             $   --        $      --
Equivest Series 500 Contracts 1.45% .............      $ 100.70            $   --        $      --
Equivest Series 600 and 800 Contracts 1.20% .....      $  94.71            $ 87.02       $      --
Equivest Vantage Contracts .90% .................      $  95.39            $ 87.65       $      --
Equivest Express Series 700 Contracts .95% ......      $ 101.04            $   --        $      --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/Capital             EQ/Capital
                                                  Guardian Research    Guardian U.S. Equity
                                                  -----------------    --------------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $14,923,115           $12,822,331
Receivable for Trust shares sold ................              --               191,880
Receivable for policy-related transactions ......          26,000                    --
                                                      -----------           -----------
  Total assets ..................................      14,949,115            13,014,211
                                                      -----------           -----------
Liabilities:
Payable for Trust shares purchased ..............          26,000                    --
Payable for policy-related transactions .........              --               194,356
                                                      -----------           -----------
  Total liabilities .............................          26,000               194,356
                                                      -----------           -----------
Net Assets ......................................     $14,923,115           $12,819,855
                                                      ===========           ===========
Net Assets:
Accumulation Units ..............................     $14,879,283           $12,772,550
Contracts in payout (annuitization) period ......              --                    --
Retained by Equitable Life in Separate
 Account A ......................................          43,832                47,305
                                                      -----------           -----------
Total net assets ................................     $14,923,115           $12,819,855
                                                      ===========           ===========
Investments in shares of The Trust, at cost .....     $14,756,486           $12,513,038
Trust shares held
 Class A ........................................              --                    --
 Class B ........................................       1,365,123             1,254,653

                                                    EQ/Emerging     EQ/Equity 500    EQ/Evergreen
                                                   Markets Equity        Index            Omega      EQ/FI Mid Cap
                                                   --------------   -------------    ------------    -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $61,643,621    $1,162,112,505     $3,655,706    $51,996,043
Receivable for Trust shares sold ................        637,353         1,553,366             --        500,798
Receivable for policy-related transactions ......             --                --         68,535             --
                                                     -----------    --------------     ----------    -----------
  Total assets ..................................     62,280,974     1,163,665,871      3,724,241     52,496,841
                                                     -----------    --------------     ----------    -----------
Liabilities:
Payable for Trust shares purchased ..............             --                --         68,535             --
Payable for policy-related transactions .........        640,176         1,596,737             --        500,798
                                                     -----------    --------------     ----------    -----------
  Total liabilities .............................        640,176         1,596,737         68,535        500,798
                                                     -----------    --------------     ----------    -----------
Net Assets ......................................    $61,640,798    $1,162,069,134     $3,655,706    $51,996,043
                                                     ===========    ==============     ==========    ===========
Net Assets:
Accumulation Units ..............................    $61,573,846    $1,155,947,864     $3,627,565    $51,917,454
Contracts in payout (annuitization) period ......             --         5,632,376             --             --
Retained by Equitable Life in Separate
 Account A ......................................         66,952           488,893         28,141         78,589
                                                     -----------    --------------     ----------    -----------
Total net assets ................................    $61,640,798    $1,162,069,134     $3,655,706    $51,996,043
                                                     ===========    ==============     ==========    ===========
Investments in shares of The Trust, at cost .....    $55,990,824    $1,288,268,824     $3,792,869    $52,238,956
Trust shares held
 Class A ........................................             --        50,565,170             --             --
 Class B ........................................     10,977,954         2,147,705        457,675      5,998,823

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/Capital           EQ/Capital          EQ/Emerging      EQ/Equity 500
                                                    Guardian Research   Guardian U.S. Equity    Markets Equity        Index
                                                    -----------------   --------------------    --------------    -------------
Units outstanding (000's):
Old Contracts 0.74% .............................             --                  --                      --              --
EQUIPLAN Contracts 0.74% ........................             --                  --                      --              --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................             95                  96                     850           4,083
Momentum Contracts 1.34% and 1.49% ..............              2                   1                      20             151
Momentum Plus Contracts 1.35% ...................             --                  --                      16             203
Momentum Plus Contracts 1.00% ...................             --                  --                      --              --
Momentum Plus Contracts .90% ....................             --                  --                      --              --
Equivest Series 300 and 400 Contracts 1.35% .....             --                  --                      --              --
Equivest Series 500 Contracts 1.45% .............             --                  --                       1              11
Equivest Series 600 and 800 Contracts 1.20% .....             31                  21                      44             367
Equivest Vantage Contracts .90% .................             --                  --                      --               7
Equivest Express Series 700 Contracts .95% ......              9                   9                      35             139
Unit value:
Old Contracts 0.74% .............................      $      --           $      --                $     --         $    --
EQUIPLAN Contracts 0.74% ........................      $      --           $      --                $     --         $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   107.86          $   100.43               $  61.12         $ 249.66
Momentum Contracts 1.34% and 1.49% ..............      $   107.86          $   100.43               $  61.12         $ 249.66
Momentum Plus Contracts 1.35% ...................      $   107.84          $   100.40               $  92.15         $ 249.47
Momentum Plus Contracts 1.00% ...................      $   108.75          $   101.49               $  93.29         $ 200.73
Momentum Plus Contracts .90% ....................      $   109.00          $   101.25               $  93.62         $ 177.65
Equivest Series 300 and 400 Contracts 1.35% .....      $      --           $      --                $    --          $    --
Equivest Series 500 Contracts 1.45% .............      $   107.58          $   100.16               $  86.72         $  95.12
Equivest Series 600 and 800 Contracts 1.20% .....      $   108.22          $   100.76               $  87.48         $  95.13
Equivest Vantage Contracts .90% .................      $   109.00          $   101.25               $ 111.05         $  97.75
Equivest Express Series 700 Contracts .95% ......      $   108.87          $   101.37               $  82.40         $  82.52

                                                      EQ/Evergreen
                                                          Omega        EQ/FI Mid Cap
                                                      ------------     -------------
Units outstanding (000's):
Old Contracts 0.74% .............................            --             --
EQUIPLAN Contracts 0.74% ........................            --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................            33            420
Momentum Contracts 1.34% and 1.49% ..............             1              2
Momentum Plus Contracts 1.35% ...................            --              1
Momentum Plus Contracts 1.00% ...................            --             --
Momentum Plus Contracts .90% ....................            --             --
Equivest Series 300 and 400 Contracts 1.35% .....            --             --
Equivest Series 500 Contracts 1.45% .............            --             --
Equivest Series 600 and 800 Contracts 1.20% .....            10            106
Equivest Vantage Contracts .90% .................            --             --
Equivest Express Series 700 Contracts .95% ......             3             77
Unit value:
Old Contracts 0.74% .............................      $     --         $   --
EQUIPLAN Contracts 0.74% ........................      $     --         $   --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   76.01        $ 85.41
Momentum Contracts 1.34% and 1.49% ..............      $   76.01        $ 85.41
Momentum Plus Contracts 1.35% ...................      $   75.99        $ 85.40
Momentum Plus Contracts 1.00% ...................      $   76.63        $ 85.80
Momentum Plus Contracts .90% ....................      $   76.82        $ 85.92
Equivest Series 300 and 400 Contracts 1.35% .....      $     --         $   --
Equivest Series 500 Contracts 1.45% .............      $   75.81        $ 85.28
Equivest Series 600 and 800 Contracts 1.20% .....      $   76.26        $ 85.57
Equivest Vantage Contracts .90% .................      $   76.81        $ 85.92
Equivest Express Series 700 Contracts .95% ......      $   76.72        $ 85.86

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/FI         EQ/Janus     EQ/Lazard
                                                  Small/Mid Cap     Large Cap    Small Cap
                                                      Value          Growth        Value
                                                  -------------    -----------  ----------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $166,315,488    $42,892,195    $709,899
Receivable for Trust shares sold ................         9,152             --          --
Receivable for policy-related transactions ......            --        319,579         152
                                                   ------------    -----------    --------
  Total assets ..................................   166,324,640     43,211,774     710,051
                                                   ------------    -----------    --------
Liabilities:
Payable for Trust shares purchased ..............            --        319,579         152
Payable for policy-related transactions .........         9,167             --          --
                                                   ------------    -----------    --------
  Total liabilities .............................         9,167        319,579         152
                                                   ------------    -----------    --------
Net Assets ......................................  $166,315,473    $42,892,195    $709,899
                                                   ============    ===========    ========
Net Assets:
Accumulation Units ..............................  $166,147,522    $42,850,597    $709,011
Contracts in payout (annuitization) period ......            --             --          --
Retained by Equitable Life in Separate
 Account A ......................................       167,951         41,598         888
                                                   ------------    -----------    --------
Total net assets ................................  $166,315,473    $42,892,195    $709,899
                                                   ============    ===========    ========
Investments in shares of The Trust, at cost .....  $161,380,225    $48,484,948    $692,316
Trust shares held
 Class A ........................................            --             --          --
 Class B ........................................    14,330,121      6,611,898      61,619

                                                                     EQ/Mercury   EQ/MFS Emerging
                                                   EQ/Marsico       Basic Value        Growth
                                                      Focus            Equity         Companies
                                                   ----------      -------------  ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,434,012      $211,993,284      $562,258,816
Receivable for Trust shares sold ................     322,880            11,461           400,386
Receivable for policy-related transactions ......          --                --                --
                                                   ----------      ------------      ------------
  Total assets ..................................   1,756,892       212,004,745       562,659,202
                                                   ----------      ------------      ------------
Liabilities:
Payable for Trust shares purchased ..............          --                --                --
Payable for policy-related transactions .........     322,880            11,426           402,331
                                                   ----------      ------------      ------------
  Total liabilities .............................     322,880            11,426           402,331
                                                   ----------      ------------      ------------
Net Assets ......................................  $1,434,012      $211,993,319      $562,256,871
                                                   ==========      ============      ============
Net Assets:
Accumulation Units ..............................  $1,432,792      $211,785,757      $562,133,721
Contracts in payout (annuitization) period ......          --                --                --
Retained by Equitable Life in Separate
 Account A ......................................       1,220           207,562           123,150
                                                   ----------      ------------      ------------
Total net assets ................................  $1,434,012      $211,993,319      $562,256,871
                                                   ==========      ============      ============
Investments in shares of The Trust, at cost .....  $1,407,172      $213,943,433      $711,466,352
Trust shares held
 Class A ........................................          --                --                --
 Class B ........................................     125,879        15,391,826        41,034,890

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/FI         EQ/Janus       EQ/Lazard
                                                    Small/Mid Cap     Large Cap      Small Cap
                                                        Value           Growth         Value
                                                    -------------    -----------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................           --             --             --
EQUIPLAN Contracts 0.74% ........................           --             --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................        1,238            464             --
Momentum Contracts 1.34% and 1.49% ..............           17              5              3
Momentum Plus Contracts 1.35% ...................           23              2              3
Momentum Plus Contracts 1.00% ...................           --             --             --
Momentum Plus Contracts .90% ....................           --             --             --
Equivest Series 300 and 400 Contracts 1.35% .....           --             --             --
Equivest Series 500 Contracts 1.45% .............            1             --             --
Equivest Series 600 and 800 Contracts 1.20% .....          126            119             --
Equivest Vantage Contracts .90% .................            1             --             --
Equivest Express Series 700 Contracts .95% ......          105             82             --
Unit value:
Old Contracts 0.74% .............................      $    --         $   --      $      --
EQUIPLAN Contracts 0.74% ........................      $    --         $   --      $      --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 112.05        $ 63.80     $      --
Momentum Contracts 1.34% and 1.49% ..............      $ 112.05        $ 63.80     $   132.22
Momentum Plus Contracts 1.35% ...................      $  88.78        $ 63.79     $   132.19
Momentum Plus Contracts 1.00% ...................      $  89.88        $ 64.09     $   133.30
Momentum Plus Contracts .90% ....................      $  90.19        $ 64.18     $   133.62
Equivest Series 300 and 400 Contracts 1.35% .....      $    --         $   --      $      --
Equivest Series 500 Contracts 1.45% .............      $  88.20        $ 63.71     $      --
Equivest Series 600 and 800 Contracts 1.20% .....      $  88.97        $ 63.92     $      --
Equivest Vantage Contracts .90% .................      $ 111.62        $ 64.18     $      --
Equivest Express Series 700 Contracts .95% ......      $ 113.81        $ 64.14     $      --



                                                                      EQ/Mercury   EQ/MFS Emerging
                                                        EQ/Marsico    Basic Value       Growth
                                                          Focus          Equity        Companies
                                                       ------------   -----------  ---------------
Units outstanding (000's):
Old Contracts 0.74% .............................             --           --            --
EQUIPLAN Contracts 0.74% ........................             --           --            --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................             --        1,044         3,422
Momentum Contracts 1.34% and 1.49% ..............             13           15            66
Momentum Plus Contracts 1.35% ...................             --           27           140
Momentum Plus Contracts 1.00% ...................             --           --            --
Momentum Plus Contracts .90% ....................             --           --            --
Equivest Series 300 and 400 Contracts 1.35% .....             --           --            --
Equivest Series 500 Contracts 1.45% .............             --            2             9
Equivest Series 600 and 800 Contracts 1.20% .....             --          119           316
Equivest Vantage Contracts .90% .................             --            1             3
Equivest Express Series 700 Contracts .95% ......              1           88           204
Unit value:
Old Contracts 0.74% .............................      $      --      $    --       $    --
EQUIPLAN Contracts 0.74% ........................      $      --      $    --       $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   105.94     $ 172.07      $ 143.76
Momentum Contracts 1.34% and 1.49% ..............      $   105.94     $ 172.07      $ 143.76
Momentum Plus Contracts 1.35% ...................      $   105.90     $ 132.83      $  96.14
Momentum Plus Contracts 1.00% ...................      $   105.99     $ 134.48      $  97.34
Momentum Plus Contracts .90% ....................      $   106.02     $ 134.95      $  97.68
Equivest Series 300 and 400 Contracts 1.35% .....      $      --      $    --       $    --
Equivest Series 500 Contracts 1.45% .............      $   105.94     $ 131.37      $  92.01
Equivest Series 600 and 800 Contracts 1.20% .....      $   105.94     $ 132.52      $  92.82
Equivest Vantage Contracts .90% .................      $   105.94     $ 131.84      $  87.46
Equivest Express Series 700 Contracts .95% ......      $   106.00     $ 112.55      $  82.81

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                                         EQ/Putnam        EQ/Putnam
                                                       EQ/MFS           EQ/MFS        Growth & Income   International
                                                  Investors Trust      Research            Value            Equity
                                                 -----------------   -------------    ---------------  ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $10,907,887     $158,583,853       $71,169,185       $1,161,641
Receivable for Trust shares sold ................             --          791,363            38,302               --
Receivable for policy-related transactions ......         44,288               --                --               --
                                                     -----------     ------------       -----------       ----------
  Total assets ..................................     10,952,175      159,375,216        71,207,487        1,161,641
                                                     -----------     ------------       -----------       ----------
Liabilities:
Payable for Trust shares purchased ..............         44,288               --                --            3,483
Payable for policy-related transactions .........             --          791,429            38,348            1,734
                                                     -----------     ------------       -----------       ----------
  Total liabilities .............................         44,288          791,429            38,348            5,217
                                                     -----------     ------------       -----------       ----------
Net Assets ......................................    $10,907,887     $158,583,787       $71,169,139       $1,156,424
                                                     ===========     ============       ===========       ==========
Net Assets:
Accumulation Units ..............................    $10,862,741     $158,528,042       $71,073,616       $1,141,638
Contracts in payout (annuitization) period ......             --               --                --               --
Retained by Equitable Life in Separate
 Account A ......................................         45,146           55,745            95,523           14,786
                                                     -----------     ------------       -----------       ----------
Total net assets ................................    $10,907,887     $158,583,787       $71,169,139       $1,156,424
                                                     ===========     ============       ===========       ==========
Investments in shares of The Trust, at cost .....    $12,376,412     $206,941,550       $75,105,571       $1,448,284
Trust shares held
 Class A ........................................             --               --                --               --
 Class B ........................................      1,215,894       14,117,241         6,312,073          111,016

                                                  EQ/Putnam   EQ/T. Rowe Price
                                                  Investors     International
                                                    Growth          Stock
                                                 ----------- ------------------
Assets:
Investments in shares of The Trust, at fair
 value .......................................... $418,230       $93,233,327
Receivable for Trust shares sold ................       --                --
Receivable for policy-related transactions ......    1,035            79,198
                                                  --------       -----------
  Total assets ..................................  419,265        93,312,525
                                                  --------       -----------
Liabilities:
Payable for Trust shares purchased ..............    1,035            79,198
Payable for policy-related transactions .........       --                --
                                                  --------       -----------
  Total liabilities .............................    1,035            79,198
                                                  --------       -----------
Net Assets ...................................... $418,230       $93,233,327
                                                  ========       ===========
Net Assets:
Accumulation Units .............................. $399,743       $93,168,133
Contracts in payout (annuitization) period ......       --                --
Retained by Equitable Life in Separate
 Account A ......................................   18,487            65,194
                                                  --------       -----------
Total net assets ................................ $418,230       $93,233,327
                                                  ========       ===========
Investments in shares of The Trust, at cost ..... $520,170       $94,485,285
Trust shares held
 Class A ........................................       --                --
 Class B ........................................   32,104        11,171,663

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001

                                                                              EQ/Putnam                                    EQ/T.
                                                    EQ/MFS                     Growth &      EQ/Putnam     EQ/Putnam    Rowe Price
                                                  Investors       EQ/MFS        Income     International   Investors   International
                                                    Trust        Research       Value         Equity         Growth        Stock
                                                  ---------     ----------    ----------   -------------   ---------    ----------
Units outstanding (000's):
Old Contracts 0.74% .............................        --             --            --           --            --             --
EQUIPLAN Contracts 0.74% ........................        --             --            --           --            --             --
Equivest Series 100 to 400 Contracts
 1.34%, 1.40% or 1.49% ..........................        87          1,124           532           --            --            896
Momentum Contracts 1.34% and 1.49% ..............         1             14             6            9             2             11
Momentum Plus Contracts 1.35% ...................        --             34            17            3             3             19
Momentum Plus Contracts 1.00% ...................        --             --            --           --            --             --
Momentum Plus Contracts .90% ....................        --             --            --           --            --             --
Equivest Series 300 and 400 Contracts 1.35% .....        --             --            --           --            --             --
Equivest Series 500 Contracts 1.45% .............        --              4             2           --            --              1
Equivest Series 600 and 800 Contracts 1.20% .....        21            100            32           --            --             65
Equivest Vantage Contracts .90% .................        --              1            --           --            --             --
Equivest Express Series 700 Contracts .95% ......        17             69            13           --            --             85
Unit value:
Old Contracts 0.74% ............................. $      --     $       --    $       --     $     --      $     --      $      --
EQUIPLAN Contracts 0.74% ........................ $      --     $       --    $       --     $     --      $     --      $      --
Equivest Series 100 to 400 Contracts
 1.34%, 1.40% or 1.49% .......................... $   84.85     $   123.32    $   120.85     $     --      $     --      $   88.15
Momentum Contracts 1.34% and 1.49% .............. $   84.85     $   123.32    $   120.85     $   91.82     $   74.11     $   88.15
Momentum Plus Contracts 1.35% ................... $   84.83     $    88.21    $    95.74     $   91.80     $   74.09     $   79.63
Momentum Plus Contracts 1.00% ................... $   85.55     $    89.30    $    96.93     $   92.57     $   74.71     $   80.62
Momentum Plus Contracts .90% .................... $   85.75     $    89.61    $    97.27     $   92.80     $   74.89     $   80.90
Equivest Series 300 and 400 Contracts 1.35% ..... $     --      $      --     $      --      $     --      $     --      $     --
Equivest Series 500 Contracts 1.45% ............. $   84.63     $    86.40    $    94.40     $     --      $     --      $   75.46
Equivest Series 600 and 800 Contracts 1.20% ..... $   85.14     $    87.16    $    95.23     $     --      $     --      $   76.12
Equivest Vantage Contracts .90% ................. $   85.75     $    89.54    $    96.20     $     --      $     --      $   83.75
Equivest Express Series 700 Contracts .95% ...... $   85.65     $    85.00    $    90.25     $     --      $     --      $   77.28

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                               EQ/Aggressive      EQ/Alliance       EQ/Alliance
                                                   Stock          Common Stock         Global
                                              ---------------   ----------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................  $    8,865,082     $  163,458,780    $           --
 Expenses:
  Asset-based charges .......................      23,294,306         98,124,144         9,303,502
 Less: Reduction for expense limitation .....      (3,515,717)       (12,762,777)               --
                                               --------------     --------------    --------------
  Net expenses ..............................      19,778,589         85,361,367         9,303,502
                                               --------------     --------------    --------------
Net Investment Income (Loss) ................     (10,913,507)        78,097,413        (9,303,502)
                                               --------------     --------------    --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......    (316,398,350)      (297,658,804)     (111,291,130)
  Realized gain distribution from The
   Trust ....................................              --          8,538,035           299,795
                                               --------------     --------------    --------------
 Net realized gain (loss) ...................    (316,398,350)      (289,120,769)     (110,991,335)
                                               --------------     --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments .............    (247,696,857)      (653,716,839)      (58,249,937)
                                               --------------     --------------    --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................    (564,095,207)      (942,837,608)     (169,241,272)
                                               --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................  $ (575,008,714)    $ (864,740,195)   $ (178,544,774)
                                               ==============     ==============    ==============

                                                                                                      EQ/Alliance
                                                                                                      Intermediate
                                                 EQ/Alliance         EQ/Alliance      EQ/Alliance      Government
                                              Growth and Income   Growth Investors     High Yield      Securities
                                              -----------------   ----------------   ---------------  ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................    $  11,184,513      $   17,827,643    $   11,669,206   $3,955,453
 Expenses:
  Asset-based charges .......................       14,931,189          12,176,941         1,637,765    1,027,884
 Less: Reduction for expense limitation .....               --                  --                --       (9,012)
                                                 -------------      --------------    --------------   ----------
  Net expenses ..............................       14,931,189          12,176,941         1,637,765    1,018,872
                                                 -------------      --------------    --------------   ----------
Net Investment Income (Loss) ................       (3,746,676)          5,650,702        10,031,441    2,936,581
                                                 -------------      --------------    --------------   ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......        5,216,052         (16,863,480)      (29,434,578)   1,248,138
  Realized gain distribution from The
   Trust ....................................       48,283,354                  --                --           --
                                                 -------------      --------------    --------------   ----------
 Net realized gain (loss) ...................       53,499,406         (16,863,480)      (29,434,578)   1,248,138
                                                 -------------      --------------    --------------   ----------
 Change in unrealized appreciation
  (depreciation) of investments .............      (84,758,894)       (130,052,587)       18,887,829      191,192
                                                 -------------      --------------    --------------   ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................      (31,259,488)       (146,916,067)      (10,546,749)   1,439,330
                                                 -------------      --------------    --------------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................    $ (35,006,164)     $ (141,265,365)   $     (515,308)  $4,375,911
                                                 =============      ==============    ==============   ==========

----------
(a) Commenced operations on October 22, 2001.

The accompanying notes are an integral part of these financial statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                 EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                International    Money Market   Premier Growth
                                              ----------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $   1,972,759     $6,758,104    $      23,795
 Expenses:
  Asset-based charges .......................       1,571,326      2,488,014        3,345,796
 Less: Reduction for expense limitation .....              --        (74,078)              --
                                                -------------     ----------    -------------
  Net expenses ..............................       1,571,326      2,413,936        3,345,796
                                                -------------     ----------    -------------
Net Investment Income (Loss) ................         401,433      4,344,168       (3,322,001)
                                                -------------     ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......     (39,009,009)       918,671      (92,346,724)
  Realized gain distribution from The
   Trust ....................................         517,027             --               --
                                                -------------     ----------    -------------
 Net realized gain (loss) ...................     (38,491,982)       918,671      (92,346,724)
                                                -------------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .............       5,084,182       (943,196)      14,619,551
                                                -------------     ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (33,407,800)       (24,525)     (77,727,173)
                                                -------------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (33,006,367)    $4,319,643    $ (81,049,174)
                                                =============     ==========    =============

                                                                EQ/Alliance
                                               EQ/Alliance          Small          EQ/Alliance
                                              Quality Bond       Cap Growth         Technology
                                             --------------   ---------------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $8,523,800      $   3,712,877      $      14,383
 Expenses:
  Asset-based charges .......................    1,704,537          4,346,780          1,360,672
 Less: Reduction for expense limitation .....           --                 --                 --
                                                ----------      -------------      -------------
  Net expenses ..............................    1,704,537          4,346,780          1,360,672
                                                ----------      -------------      -------------
Net Investment Income (Loss) ................    6,819,263           (633,903)        (1,346,289)
                                                ----------      -------------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......    1,476,226        (65,763,488)       (55,164,766)
  Realized gain distribution from The
   Trust ....................................           --          1,515,087                 --
                                                ----------      -------------      -------------
 Net realized gain (loss) ...................    1,476,226        (64,248,401)       (55,164,766)
                                                ----------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .............     (354,294)        10,615,925         24,015,862
                                                ----------      -------------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................    1,121,932        (53,632,476)       (31,148,904)
                                                ----------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $7,941,195      $ (54,266,379)     $ (32,495,193)
                                                ==========      =============      =============

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                 EQ/AXP New     EQ/AXP Strategy                          EQ/Bernstein
                                                 Dimensions        Aggressive         EQ/Balanced     Diversified Value
                                                -------------   --------------     ---------------   -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $     14,810     $         --        $  35,289,898      $  1,412,234
 Expenses:
  Asset-based charges .......................         89,827           62,365           19,423,350         1,228,573
 Less: Reduction for expense limitation .....             --               --           (3,924,574)               --
                                                ------------     ------------        -------------      ------------
  Net expenses ..............................         89,827           62,365           15,498,776         1,228,573
                                                ------------     ------------        -------------      ------------
Net Investment Income (Loss) ................        (75,017)         (62,365)          19,791,122           183,661
                                                ------------     ------------        -------------      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......       (553,677)      (1,472,435)         (47,004,667)       (1,361,875)
  Realized gain distribution from The
   Trust ....................................             --               --                   --         2,801,881
                                                ------------     ------------        -------------      ------------
 Net realized gain (loss) ...................       (553,677)      (1,472,435)         (47,004,667)        1,440,006
                                                ------------     ------------        -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments .............       (396,901)        (412,464)         (23,476,770)       (4,636,504)
                                                ------------     ------------        -------------      ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       (950,578)      (1,884,899)         (70,481,437)       (3,196,498)
                                                ------------     ------------        -------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (1,025,595)    $ (1,947,264)       $ (50,690,315)     $ (3,012,837)
                                                ============     ============        =============      ============

                                                 EQ/Calvert     EQ/Capital
                                                  Socially       Guardian
                                                Responsible    International
                                               -------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $  121,548      $   2,518
 Expenses:
  Asset-based charges .......................       30,306          1,939
 Less: Reduction for expense limitation .....           --             --
                                                ----------      ---------
  Net expenses ..............................       30,306          1,939
                                                ----------      ---------
Net Investment Income (Loss) ................       91,242            579
                                                ----------      ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......     (423,780)       (24,378)
  Realized gain distribution from The
   Trust ....................................           --             --
                                                ----------      ---------
 Net realized gain (loss) ...................     (423,780)       (24,378)
                                                ----------      ---------
 Change in unrealized appreciation
  (depreciation) of investments .............     (337,033)        (6,175)
                                                ----------      ---------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (760,813)       (30,553)
                                                ----------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (669,571)     $ (29,974)
                                                ==========      =========

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                             EQ/Capital    EQ/Capital                                       EQ/
                                              Guardian      Guardian      EQ/Emerging   EQ/Equity 500    Evergreen        EQ/FI
                                              Research    U.S. Equity   Markets Equity      Index          Omega         Mid Cap
                                            -----------   -----------   --------------  --------------  -----------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $   29,041    $   34,898    $          --   $  12,853,311   $      358    $     71,735
 Expenses:
  Asset-based charges .....................     130,464       103,574          834,419      16,646,402       33,905         374,083
 Less: Reduction for expense limitation ...          --            --               --              --           --              --
                                             ----------    ----------    -------------   -------------   ----------    ------------
  Net expenses ............................     130,464       103,574          834,419      16,646,402       33,905         374,083
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Investment Income (Loss) ..............    (101,423)      (68,676)        (834,419)     (3,793,091)     (33,547)       (302,348)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (207,417)     (299,024)     (25,881,290)    (84,225,913)    (463,819)     (1,386,697)
  Realized gain distribution from The
   Trust ..................................          --            --           92,698         668,984           --              --
                                             ----------    ----------    -------------   -------------   ----------    ------------
 Net realized gain (loss) .................    (207,417)     (299,024)     (25,788,592)    (83,556,929)    (463,819)     (1,386,697)
                                             ----------    ----------    -------------   -------------   ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     240,967       339,226       22,953,092     (97,692,901)      93,117        (533,190)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................      33,550        40,202       (2,835,500)   (181,249,830)    (370,702)     (1,919,887)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $  (67,873)   $  (28,474)   $  (3,669,919)  $(185,042,921)  $ (404,249)   $ (2,222,235)
                                             ==========    ==========    =============   =============   ==========    ============

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                               EQ/FI Small/Mid Cap   EQ/Janus Large     EQ/Lazard Small   EQ/Marsico
                                                      Value            Cap Growth          Cap Value       Focus (a)
                                              --------------------- ----------------   ----------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................     $     854,828       $      4,732          $23,190        $     --
 Expenses:
  Asset-based charges .......................         1,411,814            419,360            4,761           2,917
 Less: Reduction for expense limitation .....                --                 --               --              --
                                                  -------------       ------------          -------        --------
  Net expenses ..............................         1,411,814            419,360            4,761           2,917
                                                  -------------       ------------          -------        --------
Net Investment Income (Loss) ................          (556,986)          (414,628)          18,429          (2,917)
                                                  -------------       ------------          -------        --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......         6,297,033         (3,498,610)           6,757          22,090
  Realized gain distribution from The
   Trust ....................................                --                 --           35,866              --
                                                  -------------       ------------          -------        --------
 Net realized gain (loss) ...................         6,297,033         (3,498,610)          42,623          22,090
                                                  -------------       ------------          -------        --------
 Change in unrealized appreciation
  (depreciation) of investments .............        (1,415,101)        (4,509,283)          10,084          26,840
                                                  -------------       ------------          -------        --------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................         4,881,932         (8,007,893)          52,707          48,930
                                                  -------------       ------------          -------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................     $   4,324,946       $ (8,422,521)         $71,136        $ 46,013
                                                  =============       ============          =======        ========

                                                                       EQ/MFS
                                                                      Emerging
                                               EQ/Mercury Basic        Growth
                                                 Value Equity        Companies
                                              ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $   6,394,378     $      155,800
 Expenses:
  Asset-based charges .......................       2,153,114          8,595,014
 Less: Reduction for expense limitation .....              --                 --
                                                -------------     --------------
  Net expenses ..............................       2,153,114          8,595,014
                                                -------------     --------------
Net Investment Income (Loss) ................       4,241,264         (8,439,214)
                                                -------------     --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......      (1,972,004)      (412,555,487)
  Realized gain distribution from The
   Trust ....................................       4,485,195                 --
                                                -------------     --------------
 Net realized gain (loss) ...................       2,513,191       (412,555,487)
                                                -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .............         155,323         99,769,296
                                                -------------     --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       2,668,514       (312,786,191)
                                                -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $   6,909,778     $ (321,225,405)
                                                =============     ==============

----------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                       EQ/Putnam        EQ/Putnam
                                                    EQ/MFS            EQ/MFS        Growth & Income   International
                                               Investors Trust       Research            Value            Equity
                                              ----------------- -----------------  ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $     46,081      $     185,587      $    667,942      $    8,683
 Expenses:
  Asset-based charges .......................        133,617          2,428,042           949,045          15,839
 Less: Reduction for expense limitation .....             --                 --                --              --
                                                ------------      -------------      ------------      ----------
  Net expenses ..............................        133,617          2,428,042           949,045          15,839
                                                ------------      -------------      ------------      ----------
Net Investment Income (Loss) ................        (87,536)        (2,242,455)         (281,103)         (7,156)
                                                ------------      -------------      ------------      ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......       (495,716)       (31,617,570)       (1,827,951)       (402,444)
  Realized gain distribution from The
   Trust ....................................             --          4,418,559                --             359
                                                ------------      -------------      ------------      ----------
 Net realized gain (loss) ...................       (495,716)       (27,199,011)       (1,827,951)       (402,085)
                                                ------------      -------------      ------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments .............     (1,371,519)       (21,565,348)       (4,006,825)        102,303
                                                ------------      -------------      ------------      ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (1,867,235)       (48,764,359)       (5,834,776)       (299,782)
                                                ------------      -------------      ------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (1,954,771)     $ (51,006,814)     $ (6,115,879)     $ (306,938)
                                                ============      =============      ============      ==========

                                                                    EQ/T. Rowe
                                                                       Price
                                                   EQ/Putnam       International
                                               Investors Growth        Stock
                                              ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................     $       --      $     190,426
 Expenses:
  Asset-based charges .......................          5,509          1,294,928
 Less: Reduction for expense limitation .....             --                 --
                                                  ----------      -------------
  Net expenses ..............................          5,509          1,294,928
                                                  ----------      -------------
Net Investment Income (Loss) ................         (5,509)        (1,104,502)
                                                  ----------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......        (95,162)       (42,549,718)
  Realized gain distribution from The
   Trust ....................................             --             16,428
                                                  ----------      -------------
 Net realized gain (loss) ...................        (95,162)       (42,533,290)
                                                  ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .............        (20,506)        17,947,468
                                                  ----------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       (115,668)       (24,585,822)
                                                  ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................     $ (121,177)     $ (25,690,324)
                                                  ==========      =============

----------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Aggressive Stock                EQ/Alliance Common Stock
                                                      ----------------------------------- ---------------------------------------
                                                             2001              2000               2001                2000
                                                      ----------------- ----------------- ------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $  (10,913,507)   $  (20,624,385)   $      78,097,413   $     (58,158,989)
 Net realized gain (loss) on investments ............    (316,398,350)      161,232,145         (289,120,769)      1,913,283,513
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (247,696,857)     (531,345,040)        (653,716,839)     (3,236,756,480)
                                                       --------------    --------------    -----------------   -----------------
 Net increase (decrease) in net assets from
  operations ........................................    (575,008,714)     (390,737,280)        (864,740,195)     (1,381,631,956)
                                                       --------------    --------------    -----------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     881,642,150       664,710,988          774,411,735       1,280,547,300
  Transfers between funds including guaranteed
   interest account, net ............................    (933,240,285)     (779,230,616)        (831,077,508)       (934,689,698)
  Transfers for contract benefits and
   terminations .....................................    (189,179,330)     (290,332,727)        (648,386,874)       (826,273,647)
  Contract maintenance charges ......................      (1,632,481)       (1,887,500)          (4,303,434)         (4,177,299)
  Adjustments to net assets allocated to
   contracts in payout period .......................       1,493,556           996,412            6,986,908           8,464,975
                                                       --------------    --------------    -----------------   -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (240,916,390)     (405,743,443)        (702,369,173)       (476,128,369)
                                                       --------------    --------------    -----------------   -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        (638,938)       (3,762,789)          (1,899,836)        (15,252,738)
                                                       --------------    --------------    -----------------   -----------------
Increase (Decrease) in Net Assets ...................    (816,564,042)     (800,243,511)      (1,569,009,204)     (1,873,013,064)
Net Assets -- Beginning of Period ...................   2,303,134,667     3,103,378,178        7,653,975,788       9,526,988,852
                                                       --------------    --------------    -----------------   -----------------
Net Assets -- End of Period .........................  $1,486,570,625    $2,303,134,667    $   6,084,966,584   $   7,653,975,788
                                                       ==============    ==============    =================   =================

                                                              EQ/Alliance Global              EQ/Alliance Growth and Income
                                                      ----------------------------------- -------------------------------------
                                                             2001              2000              2001               2000
                                                      ----------------- ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (9,303,502)  $  (12,017,642)    $   (3,746,676)    $   (3,956,297)
 Net realized gain (loss) on investments ............     (110,991,335)     256,175,586         53,499,406        171,627,981
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (58,249,937)    (452,443,695)       (84,758,894)      (100,366,232)
                                                       ---------------   --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................     (178,544,774)    (208,285,751)       (35,006,164)        67,305,452
                                                       ---------------   --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      204,640,871      916,628,120        682,856,938        463,854,905
  Transfers between funds including guaranteed
   interest account, net ............................     (201,420,111)    (757,624,883)      (417,179,682)      (271,697,780)
  Transfers for contract benefits and
   terminations .....................................      (74,191,957)    (100,940,902)      (100,148,849)       (88,248,223)
  Contract maintenance charges ......................         (515,437)        (480,243)          (669,085)          (469,890)
  Adjustments to net assets allocated to
   contracts in payout period .......................          290,811         (400,740)          (779,898)        (1,222,086)
                                                       ---------------   --------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (71,195,823)      57,181,352        164,079,424        102,216,926
                                                       ---------------   --------------     --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          268,488          241,703          1,205,826          1,059,415
                                                       ---------------   --------------     --------------     --------------
Increase (Decrease) in Net Assets ...................     (249,472,109)    (150,862,697)       130,279,086        170,581,793
Net Assets -- Beginning of Period ...................      861,547,033    1,012,409,729      1,041,334,995        870,753,202
                                                       ---------------   --------------     --------------     --------------
Net Assets -- End of Period .........................  $   612,074,924   $  861,547,033     $1,171,614,081     $1,041,334,995
                                                       ===============   ==============     ==============     ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Growth Investors          EQ/Alliance High Yield
                                                      ----------------------------------- ---------------------------------
                                                             2001              2000             2001             2000
                                                      ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     5,650,702   $    5,017,979    $  10,031,441    $  12,238,679
 Net realized gain (loss) on investments ............      (16,863,480)      89,681,641      (29,434,578)     (17,865,281)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (130,052,587)    (185,230,420)      18,887,829       (8,293,826)
                                                       ---------------   --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     (141,265,365)     (90,530,800)        (515,308)     (13,920,428)
                                                       ---------------   --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       91,086,190      213,231,620       80,238,254       30,203,612
  Transfers between funds including guaranteed
   interest account, net ............................      (84,727,897)     (63,034,083)     (67,570,210)     (38,267,822)
  Transfers for contract benefits and
   terminations .....................................      (93,691,218)    (106,314,429)     (14,457,054)     (18,640,795)
  Contract maintenance charges ......................         (709,175)        (641,086)        (101,916)         (97,250)
  Adjustments to net assets allocated to
   contracts in payout period .......................          406,358         (848,523)         (56,322)          89,720
                                                       ---------------   --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (87,635,742)      42,393,499       (1,947,248)     (26,712,535)
                                                       ---------------   --------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         (504,819)       1,065,864           (7,424)         (62,083)
                                                       ---------------   --------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     (229,405,926)     (47,071,437)      (2,469,980)     (40,695,047)
Net Assets -- Beginning of Period ...................    1,053,741,819    1,100,813,256      122,169,153      162,864,200
                                                       ---------------   --------------    -------------    -------------
Net Assets -- End of Period .........................  $   824,335,893   $1,053,741,819    $ 119,699,173    $ 122,169,153
                                                       ===============   ==============    =============    =============

                                                          EQ/Alliance Intermediate
                                                            Government Securities             EQ/Alliance International
                                                      --------------------------------- -------------------------------------
                                                            2001             2000              2001               2000
                                                      ---------------- ---------------- ----------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $   2,936,581    $    2,382,470   $       401,433   $      (1,600,508)
 Net realized gain (loss) on investments ............      1,248,138           242,764       (38,491,982)         (4,388,928)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        191,192         1,190,732         5,084,182         (32,056,358)
                                                       -------------    --------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  operations ........................................      4,375,911         3,815,966       (33,006,367)        (38,045,794)
                                                       -------------    --------------   ---------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    106,973,077        22,467,689       316,011,365       1,213,680,312
  Transfers between funds including guaranteed
   interest account, net ............................    (37,959,638)      (22,933,866)     (314,486,218)     (1,183,976,706)
  Transfers for contract benefits and
   terminations .....................................    (10,867,815)       (7,467,133)      (10,371,439)        (15,967,178)
  Contract maintenance charges ......................        (41,329)          (32,336)         (104,828)           (102,167)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (348,072)           (7,712)          (68,259)            144,397
                                                       -------------    --------------   ---------------   -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     57,756,223        (7,973,358)       (9,019,379)         13,778,658
                                                       -------------    --------------   ---------------   -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        508,463            38,016           100,391             (89,488)
                                                       -------------    --------------   ---------------   -----------------
Increase (Decrease) in Net Assets ...................     62,640,597        (4,119,376)      (41,925,355)        (24,356,623)
Net Assets -- Beginning of Period ...................     53,783,341        57,902,717       146,397,002         170,753,625
                                                       -------------    --------------   ---------------   -----------------
Net Assets -- End of Period .........................  $ 116,423,938    $   53,783,341   $   104,471,647   $     146,397,002
                                                       =============    ==============   ===============   =================

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Money Market           EQ/Alliance Premier Growth
                                                    ----------------------------------- ----------------------------------
                                                           2001              2000              2001             2000
                                                    ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $     4,344,168   $     6,113,304   $    (3,322,001)  $  (1,356,619)
 Net realized gain (loss) on investments ..........          918,671         3,055,487       (92,346,724)      5,620,276
 Change in unrealized appreciation (depreciation)
  of investments ..................................         (943,196)       (1,973,129)       14,619,551     (73,936,823)
                                                     ---------------   ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ......................................        4,319,643         7,195,662       (81,049,174)    (69,673,166)
                                                     ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........      315,958,791       223,923,330       235,922,710     338,423,561
  Transfers between funds including guaranteed
   interest account, net ..........................     (229,738,232)     (198,968,913)     (188,723,086)    (59,370,914)
  Transfers for contract benefits and
   terminations ...................................      (39,803,511)      (35,876,758)      (17,893,460)    (15,991,310)
  Contract maintenance charges ....................         (127,011)         (106,592)         (227,973)        (81,709)
  Adjustments to net assets allocated to
   contracts in payout period .....................         (200,017)          231,159                --              --
                                                     ---------------   ---------------   ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       46,090,020       (10,797,774)       29,078,191     262,979,628
                                                     ---------------   ---------------   ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A .............        1,406,304          (996,283)          132,619         (42,357)
                                                     ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets .................       51,815,967        (4,598,394)      (51,838,364)    193,264,105
Net Assets -- Beginning of Period .................      156,708,185       161,306,580       305,686,885     112,422,780
                                                     ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period .......................  $   208,524,152   $   156,708,185   $   253,848,521   $ 305,686,885
                                                     ===============   ===============   ===============   =============

                                                        EQ/Alliance Quality Bond        EQ/Alliance Small Cap Growth
                                                    -------------------------------- -----------------------------------
                                                          2001            2000              2001              2000
                                                    --------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $   6,819,263   $    4,359,618   $      (633,903)  $    (3,750,852)
 Net realized gain (loss) on investments ..........      1,476,226         (316,765)      (64,248,401)      108,561,718
 Change in unrealized appreciation (depreciation)
  of investments ..................................       (354,294)       4,142,328        10,615,925       (94,632,594)
                                                     -------------   --------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ......................................      7,941,195        8,185,181       (54,266,379)       10,178,272
                                                     -------------   --------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........    137,836,212       38,644,398       257,033,827       992,253,235
  Transfers between funds including guaranteed
   interest account, net ..........................    (54,415,930)     (30,889,253)     (199,518,841)     (780,515,667)
  Transfers for contract benefits and
   terminations ...................................    (14,132,061)     (10,496,081)      (24,773,787)      (19,137,235)
  Contract maintenance charges ....................        (54,876)         (36,525)         (263,201)         (155,653)
  Adjustments to net assets allocated to
   contracts in payout period .....................       (270,430)         (39,209)         (308,974)         (331,805)
                                                     -------------   --------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ......................     68,962,915       (2,816,670)       32,169,024       192,112,875
                                                     -------------   --------------   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A .............        310,847         (151,820)          472,214          (882,023)
                                                     -------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets .................     77,214,957        5,216,691       (21,625,141)      201,409,124
Net Assets -- Beginning of Period .................     92,447,405       87,230,714       359,386,064       157,976,940
                                                     -------------   --------------   ---------------   ---------------
Net Assets -- End of Period .......................  $ 169,662,362   $   92,447,405   $   337,760,923   $   359,386,064
                                                     =============   ==============   ===============   ===============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Technology (a)       EQ/AXP New Dimensions (b)
                                                     ---------------------------------- -----------------------------
                                                            2001             2000             2001           2000
                                                     ----------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $    (1,346,289)  $    (541,410)   $     (75,017)  $     (604)
 Net realized gain (loss) on investments ...........      (55,164,766)     (6,101,686)        (553,677)     (15,727)
 Change in unrealized appreciation (depreciation)
  of investments ...................................       24,015,862     (28,855,317)        (396,901)    (218,229)
                                                      ---------------   -------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations .......................................      (32,495,193)    (35,498,413)      (1,025,595)    (234,560)
                                                      ---------------   -------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............      171,513,341     197,822,034        9,064,088    4,401,221
  Transfers between funds including guaranteed
   interest account, net ...........................     (128,021,052)    (57,283,986)      (2,206,406)    (494,657)
  Transfers for contract benefits and
   terminations ....................................       (7,178,698)     (1,967,104)        (390,963)      (9,562)
  Contract maintenance charges .....................          (82,030)         (9,647)          (3,418)        (125)
  Adjustments to net assets allocated to
   contracts in payout period ......................               --              --               --           --
                                                      ---------------   -------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................       36,231,561     138,561,297        6,463,301    3,896,877
                                                      ---------------   -------------    -------------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ..............          152,331         437,023            9,863      500,261
                                                      ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets ..................        3,888,699     103,499,907        5,447,569    4,162,576
Net Assets -- Beginning of Period ..................      103,499,907              --        4,162,576           --
                                                      ---------------   -------------    -------------   ----------
Net Assets -- End of Period ........................  $   107,388,606   $ 103,499,907    $   9,610,145   $4,162,576
                                                      ===============   =============    =============   ==========

                                                      EQ/AXP Strategy Aggressive (b)              EQ/Balanced
                                                     -------------------------------- ------------------------------------
                                                           2001             2000             2001               2000
                                                     ---------------- --------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      (62,365)  $        (922)   $   19,791,122    $   27,233,011
 Net realized gain (loss) on investments ...........      (1,472,435)       (442,565)      (47,004,667)      235,919,936
 Change in unrealized appreciation (depreciation)
  of investments ...................................        (412,464)       (285,976)      (23,476,770)     (295,542,367)
                                                      --------------   -------------    --------------    --------------
 Net increase (decrease) in net assets from
  operations .......................................      (1,947,264)       (729,463)      (50,690,315)      (32,389,420)
                                                      --------------   -------------    --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............      15,741,036       9,574,592       342,307,737       154,129,837
  Transfers between funds including guaranteed
   interest account, net ...........................     (10,735,894)     (5,189,067)     (111,715,429)     (118,932,000)
  Transfers for contract benefits and
   terminations ....................................        (258,020)        (14,978)     (144,293,804)     (149,963,168)
  Contract maintenance charges .....................          (2,706)           (124)         (727,248)         (629,915)
  Adjustments to net assets allocated to
   contracts in payout period ......................              --              --        (1,690,010)         (188,843)
                                                      --------------   -------------    --------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       4,744,416       4,370,423        83,881,246      (115,584,089)
                                                      --------------   -------------    --------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ..............           8,016         500,133         4,361,514          (525,711)
                                                      --------------   -------------    --------------    --------------
Increase (Decrease) in Net Assets ..................       2,805,168       4,141,093        37,552,445      (148,499,218)
Net Assets -- Beginning of Period ..................       4,141,093              --     1,299,386,545     1,447,885,763
                                                      --------------   -------------    --------------    --------------
Net Assets -- End of Period ........................  $    6,946,261   $   4,141,093    $1,336,938,990    $1,299,386,545
                                                      ==============   =============    ==============    ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/Bernstein Diversified
                                                                Value            EQ/Calvert Socially Responsible
                                                      -------------------------- -------------------------------
                                                            2001         2000          2001            2000
                                                      --------------- ---------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     183,661   $   (77)   $      91,242   $     194,015
 Net realized gain (loss) on investments ............      1,440,006       (22)        (423,780)        112,362
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (4,636,504)      687         (337,033)       (426,892)
                                                       -------------   -------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ........................................     (3,012,837)      588         (669,571)       (120,515)
                                                       -------------   -------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    192,844,869    11,693        3,517,077       3,344,568
  Transfers between funds including guaranteed
   interest account, net ............................    (20,565,990)   72,452       (1,625,492)     (2,138,888)
  Transfers for contract benefits and
   terminations .....................................     (7,928,850)     (351)         (94,749)        (18,799)
  Contract maintenance charges ......................        (52,732)       --           (4,878)         (1,292)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --        --               --              --
                                                       -------------   -------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    164,297,297    83,794        1,791,958       1,185,589
                                                       -------------   -------    -------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        225,415        --            2,642             198
                                                       -------------   -------    -------------   -------------
Increase (Decrease) in Net Assets ...................    161,509,875    84,382        1,125,029       1,065,272
Net Assets -- Beginning of Period ...................         84,382        --        3,684,407       2,619,135
                                                       -------------   -------    -------------   -------------
Net Assets -- End of Period .........................  $ 161,594,257   $84,382    $   4,809,436   $   3,684,407
                                                       =============   =======    =============   =============

                                                          EQ/Capital Guardian
                                                             International         EQ/Capital Guardian Research
                                                      --------------------------- ------------------------------
                                                          2001          2000           2001            2000
                                                      ------------ -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     579     $   (707)     $   (101,423)  $      30,089
 Net realized gain (loss) on investments ............    (24,378)         576          (207,417)        159,917
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (6,175)     (19,538)          240,967        (103,622)
                                                       ---------     ---------     ------------   -------------
 Net increase (decrease) in net assets from
  operations ........................................    (29,974)     (19,669)          (67,873)         86,384
                                                       ---------     ---------     ------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     24,690       12,374        12,315,375      14,929,226
  Transfers between funds including guaranteed
   interest account, net ............................     81,463       51,728        (3,128,374)     (9,395,488)
  Transfers for contract benefits and
   terminations .....................................     (4,561)      (2,838)         (625,238)       (141,554)
  Contract maintenance charges ......................        (11)            (5)         (3,883)           (500)
  Adjustments to net assets allocated to
   contracts in payout period .......................         --           --                --              --
                                                       ---------     ----------    ------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    101,581       61,259         8,557,880       5,391,684
                                                       ---------     ----------    ------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............      1,819      (23,771)           16,040           5,079
                                                       ---------     ----------    ------------   -------------
Increase (Decrease) in Net Assets ...................     73,426       17,818         8,506,047       5,483,147
Net Assets -- Beginning of Period ...................    102,233       84,415         6,417,068         933,921
                                                       ---------     ----------    ------------   -------------
Net Assets -- End of Period .........................  $ 175,659     $102,233      $ 14,923,115   $   6,417,068
                                                       =========     ==========    ============   =============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian U.S. Equity     EQ/Emerging Markets Equity
                                                      ------------------------------- -----------------------------------
                                                            2001            2000             2001              2000
                                                      --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (68,676)   $      38,017   $      (834,419)  $     5,293,171
 Net realized gain (loss) on investments ............      (299,024)         159,231       (25,788,592)      (30,874,043)
 Change in unrealized appreciation (depreciation)
  of investments ....................................       339,226         (105,299)       22,953,092       (23,721,463)
                                                       ------------    -------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ........................................       (28,474)          91,949        (3,669,919)      (49,302,335)
                                                       ------------    -------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    16,290,589        8,068,142       283,374,591       466,609,209
  Transfers between funds including guaranteed
   interest account, net ............................    (7,899,623)      (4,372,686)     (282,408,562)     (409,431,107)
  Transfers for contract benefits and
   terminations .....................................      (557,376)        (225,457)       (5,694,444)       (8,415,813)
  Contract maintenance charges ......................        (3,173)            (756)          (66,241)          (47,642)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --                --                --
                                                       ------------    -------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     7,830,417        3,469,243        (4,794,656)       48,714,647
                                                       ------------    -------------   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        14,288            8,338            39,801          (287,987)
                                                       ------------    -------------   ---------------   ---------------
Increase (Decrease) in Net Assets ...................     7,816,231        3,569,529        (8,424,774)         (875,676)
Net Assets -- Beginning of Period ...................     5,003,624        1,434,095        70,065,572        70,941,248
                                                       ------------    -------------   ---------------   ---------------
Net Assets -- End of Period .........................  $ 12,819,855    $   5,003,624   $    61,640,798   $    70,065,572
                                                       ============    =============   ===============   ===============

                                                              EQ/Equity 500 Index               EQ/Evergreen Omega
                                                      ------------------------------------ -----------------------------
                                                             2001               2000             2001           2000
                                                      ------------------ ----------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................   $   (3,793,091)   $  (10,659,870)   $     (33,547)  $  (16,652)
 Net realized gain (loss) on investments ............      (83,556,929)      278,060,096         (463,819)      (8,863)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (97,692,901)     (439,580,620)          93,117     (246,813)
                                                        --------------    --------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations ........................................     (185,042,921)     (172,180,394)        (404,249)    (272,328)
                                                        --------------    --------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      611,151,068       926,074,448        3,685,732    2,547,837
  Transfers between funds including guaranteed
   interest account, net ............................     (564,401,101)     (843,905,421)      (1,497,300)    (636,333)
  Transfers for contract benefits and
   terminations .....................................     (118,680,585)     (141,799,803)        (264,928)    (111,396)
  Contract maintenance charges ......................         (929,778)         (856,255)          (2,342)        (486)
  Adjustments to net assets allocated to
   contracts in payout period .......................          862,534           325,758               --           --
                                                        --------------    --------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (71,997,862)      (60,161,273)       1,921,162    1,799,622
                                                        --------------    --------------    -------------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         (719,518)         (523,324)           7,700        2,070
                                                        --------------    --------------    -------------   ----------
Increase (Decrease) in Net Assets ...................     (257,760,301)     (232,864,991)       1,524,613    1,529,365
Net Assets -- Beginning of Period ...................    1,419,829,435     1,652,694,426        2,131,093      601,728
                                                        --------------    --------------    -------------   ----------
Net Assets -- End of Period .........................   $1,162,069,134    $1,419,829,435    $   3,655,706   $2,131,093
                                                        ==============    ==============    =============   ==========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/FI Mid Cap (b)             EQ/FI Small/Mid Cap Value
                                                      -------------------------------- ---------------------------------
                                                            2001             2000            2001             2000
                                                      ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     (302,348)   $       432    $    (556,986)   $     (207,389)
 Net realized gain (loss) on investments ............      (1,386,697)         5,829        6,297,033        (3,851,966)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        (533,190)       290,277       (1,415,101)        6,102,650
                                                       --------------    -----------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................      (2,222,235)       296,538        4,324,946         2,043,295
                                                       --------------    -----------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      58,874,734     11,092,595      147,947,734        28,432,248
  Transfers between funds including guaranteed
   interest account, net ............................     (13,619,025)      (980,395)     (51,405,108)      (28,758,087)
  Transfers for contract benefits and
   terminations .....................................      (1,525,081)      (136,480)      (7,710,391)       (5,874,937)
  Contract maintenance charges ......................         (10,386)          (231)         (77,405)          (54,622)
  Adjustments to net assets allocated to
   contracts in payout period .......................              --             --               --                --
                                                       --------------    -----------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      43,720,242      9,975,489       88,754,830        (6,255,398)
                                                       --------------    -----------    -------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        (275,372)       501,381           73,772           (14,771)
                                                       --------------    -----------    -------------    --------------
Increase (Decrease) in Net Assets ...................      41,222,635     10,773,408       93,153,548        (4,226,873)
Net Assets -- Beginning of Period ...................      10,773,408             --       73,161,925        77,388,798
                                                       --------------    -----------    -------------    --------------
Net Assets -- End of Period .........................  $   51,996,043    $10,773,408    $ 166,315,473    $   73,161,925
                                                       ==============    ===========    =============    ==============

                                                      EQ/Janus Large Cap Growth (b)  EQ/Lazard Small Cap Value
                                                      ------------------------------ -------------------------
                                                           2001            2000          2001         2000
                                                      -------------- --------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $   (414,628)  $     (8,913)   $  18,429    $   2,032
 Net realized gain (loss) on investments ............    (3,498,610)       (73,085)      42,623        1,160
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (4,509,283)    (1,083,470)      10,084        7,033
                                                       ------------   ------------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ........................................    (8,422,521)    (1,165,468)      71,136       10,225
                                                       ------------   ------------    ---------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    45,315,321     18,672,355       72,662        9,912
  Transfers between funds including guaranteed
   interest account, net ............................    (8,708,643)    (1,309,529)     477,410       93,869
  Transfers for contract benefits and
   terminations .....................................    (1,509,200)      (174,825)     (32,007)     (10,286)
  Contract maintenance charges ......................       (24,199)          (546)         (30)         (10)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --             --           --           --
                                                       ------------   ------------    ---------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................    35,073,279     17,187,455      518,035       93,485
                                                       ------------   ------------    ---------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............      (282,096)       501,546        1,595           93
                                                       ------------   ------------    ---------    ---------
Increase (Decrease) in Net Assets ...................    26,368,662     16,523,533      590,766      103,803
Net Assets -- Beginning of Period ...................    16,523,533             --      119,133       15,330
                                                       ------------   ------------    ---------    ---------
Net Assets -- End of Period .........................  $ 42,892,195   $ 16,523,533    $ 709,899    $ 119,133
                                                       ============   ============    =========    =========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/Marsico Focus (c)   EQ/Mercury Basic Value Equity
                                                      ---------------------- --------------------------------
                                                               2001                2001             2000
                                                      ---------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................       $   (2,917)       $   4,241,264    $   4,193,733
 Net realized gain (loss) on investments ............           22,090            2,513,191        9,744,774
 Change in unrealized appreciation (depreciation)
  of investments ....................................           26,840              155,323       (3,226,719)
                                                            ----------        -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................           46,013            6,909,778       10,711,788
                                                            ----------        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............        2,085,689          163,389,478       50,574,092
  Transfers between funds including guaranteed
   interest account, net ............................         (696,703)         (62,849,361)     (33,216,552)
  Transfers for contract benefits and
   terminations .....................................           (2,106)         (12,520,942)      (7,637,849)
  Contract maintenance charges ......................              (11)            (106,436)         (66,201)
  Adjustments to net assets allocated to
   contracts in payout period .......................               --                   --               --
                                                            ----------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................        1,386,869           87,912,739        9,653,490
                                                            ----------        -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............            1,130              107,146          (13,123)
                                                            ----------        -------------    -------------
Increase (Decrease) in Net Assets ...................        1,434,012           94,929,663       20,352,155
Net Assets -- Beginning of Period ...................               --          117,063,656       96,711,501
                                                            ----------        -------------    -------------
Net Assets -- End of Period .........................       $1,434,012        $ 211,993,319    $ 117,063,656
                                                            ==========        =============    =============

                                                                EQ/MFS Emerging
                                                               Growth Companies               EQ/MFS Investors Trust
                                                      ----------------------------------- -------------------------------
                                                             2001              2000             2001            2000
                                                      ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (8,439,214)  $     5,074,951   $    (87,536)   $    (56,388)
 Net realized gain (loss) on investments ............     (412,555,487)      230,654,617       (495,716)        220,745
 Change in unrealized appreciation (depreciation)
  of investments ....................................       99,769,296      (473,708,932)    (1,371,519)       (220,508)
                                                       ---------------   ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     (321,225,405)     (237,979,364)    (1,954,771)        (56,151)
                                                       ---------------   ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      446,496,904       972,046,668      6,118,562      11,570,353
  Transfers between funds including guaranteed
   interest account, net ............................     (437,817,020)     (449,495,871)    (2,478,697)     (3,413,660)
  Transfers for contract benefits and
   terminations .....................................      (48,357,042)      (65,811,902)      (934,419)       (194,258)
  Contract maintenance charges ......................         (662,574)         (519,892)        (7,747)         (2,252)
  Adjustments to net assets allocated to
   contracts in payout period .......................               --                --             --              --
                                                       ---------------   ---------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (40,339,732)      456,219,003      2,697,699       7,960,183
                                                       ---------------   ---------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............           97,588          (706,627)        19,309          13,116
                                                       ---------------   ---------------   ------------    ------------
Increase (Decrease) in Net Assets ...................     (361,467,549)      217,533,012        762,238       7,917,147
Net Assets -- Beginning of Period ...................      923,724,420       706,191,407     10,145,649       2,228,502
                                                       ---------------   ---------------   ------------    ------------
Net Assets -- End of Period .........................  $   562,256,871   $   923,724,420   $ 10,907,887    $ 10,145,649
                                                       ===============   ===============   ============    ============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/Putnam
                                                               EQ/MFS Research                Growth & Income Value
                                                      --------------------------------- ---------------------------------
                                                            2001             2000             2001             2000
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $  (2,242,455)   $    (943,184)   $     (281,103)  $     (258,022)
 Net realized gain (loss) on investments ............    (27,199,011)      37,800,286        (1,827,951)      (1,936,499)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (21,565,348)     (54,772,587)       (4,006,825)       5,323,529
                                                       -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ........................................    (51,006,814)     (17,915,485)       (6,115,879)       3,129,028
                                                       -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     82,108,251      150,701,714        26,879,834       22,732,727
  Transfers between funds including guaranteed
   interest account, net ............................    (79,616,934)     (64,215,569)      (16,239,396)     (27,132,332)
  Transfers for contract benefits and
   terminations .....................................    (16,522,197)     (15,411,390)       (6,708,640)      (8,203,995)
  Contract maintenance charges ......................       (149,449)        (109,449)          (57,207)         (48,033)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --                --               --
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (14,180,329)      70,965,306         3,874,591      (12,651,633)
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        104,173          (24,558)           49,631          (11,204)
                                                       -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...................    (65,082,970)      53,025,262        (2,191,657)      (9,533,808)
Net Assets -- Beginning of Period ...................    223,666,757      170,641,495        73,360,796       82,894,604
                                                       -------------    -------------    --------------   --------------
Net Assets -- End of Period .........................  $ 158,583,787    $ 223,666,757    $   71,169,139   $   73,360,796
                                                       =============    =============    ==============   ==============

                                                               EQ/Putnam                   EQ/Putnam
                                                          International Equity         Investors Growth
                                                      ---------------------------- -------------------------
                                                           2001           2000          2001         2000
                                                      -------------- ------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................   $   (7,156)   $   98,563    $    (5,509)  $   1,101
 Net realized gain (loss) on investments ............     (402,085)      132,590        (95,162)     (7,228)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      102,303      (403,258)       (20,506)    (88,099)
                                                        ----------    ----------    -----------   ---------
 Net increase (decrease) in net assets from
  operations ........................................     (306,938)     (172,105)      (121,177)    (94,226)
                                                        ----------    ----------    -----------   ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      431,927       349,974        207,754     187,275
  Transfers between funds including guaranteed
   interest account, net ............................      (71,166)      961,943       (101,154)    228,094
  Transfers for contract benefits and
   terminations .....................................     (197,299)      (89,005)       (16,599)    (16,542)
  Contract maintenance charges ......................         (635)         (215)          (349)       (272)
  Adjustments to net assets allocated to
   contracts in payout period .......................           --            --             --          --
                                                        ----------    ----------    -----------   ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................      162,827     1,222,697         89,652     432,183
                                                        ----------    ----------    -----------   ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        2,959           (28)         1,170     (33,647)
                                                        ----------    ----------    -----------   ---------
Increase (Decrease) in Net Assets ...................     (141,153)    1,050,563        (30,355)    304,310
Net Assets -- Beginning of Period ...................    1,297,577       247,014        448,585     144,275
                                                        ----------    ----------    -----------   ---------
Net Assets -- End of Period .........................   $1,156,424    $1,297,577    $   418,230   $ 448,585
                                                        ==========    ==========    ===========   =========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                 EQ/T. Rowe Price
                                                                International Stock
                                                        -----------------------------------
                                                              2001               2000
                                                        ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................    $   (1,104,502)    $   (1,561,186)
 Net realized gain (loss) on investments ............       (42,533,290)        14,478,577
 Change in unrealized appreciation (depreciation)
  of investments ....................................        17,947,468        (37,422,909)
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................       (25,690,324)       (24,505,518)
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       186,620,147        258,946,846
  Transfers between funds including guaranteed
   interest account, net ............................      (171,819,344)      (226,963,508)
  Transfers for contract benefits and
   terminations .....................................        (7,228,131)        (8,516,278)
  Contract maintenance charges ......................           (76,635)           (61,519)
  Adjustments to net assets allocated to
   contracts in payout period .......................                --                 --
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................         7,496,037         40,561,135
                                                         --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............            58,207        (17,171,708)
                                                         --------------     --------------
Increase (Decrease) in Net Assets ...................       (18,136,080)        (1,116,090)
Net Assets -- Beginning of Period ...................       111,369,407        112,485,497
                                                         --------------     --------------
Net Assets -- End of Period .........................    $   93,233,327     $  111,369,407
                                                         ==============     ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2001


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 37 variable investment options(1) offered by EQAT:

o  EQ/Aggressive Stock(2)                               o  EQ/Capital Guardian Research
o  EQ/Alliance Common Stock                             o  EQ/Capital Guardian U.S. Equity
o  EQ/Alliance Global                                   o  EQ/Emerging Markets Equity(3)
o  EQ/Alliance Growth and Income                        o  EQ/Equity 500 Index(4)
o  EQ/Alliance Growth Investors                         o  EQ/Evergreen Omega(5)
o  EQ/Alliance High Yield                               o  EQ/FI Mid Cap
o  EQAlliance Intermediate Government Securities        o  EQ/FI Small/Mid Cap Value(6)
o  EQ/Alliance International                            o  EQ/Janus Large Cap Growth
o  EQ/Alliance Money Market                             o  EQ/Lazard Small Cap Value
o  EQ/Alliance Premier Growth                           o  EQ/Marsico Focus
o  EQ/Alliance Quality Bond                             o  EQ/Mercury Basic Value Equity(7)
o  EQ/Alliance Small Cap Growth                         o  EQ/MFS Emerging Growth Companies
o  EQ/Alliance Technology                               o  EQ/MFS Investors Trust(9)
o  EQ/AXP New Dimensions                                o  EQ/MFS Research
o  EQ/AXP Strategy Aggressive                           o  EQ/Putnam Growth & Income Value
o  EQ/Balanced(8)                                       o  EQ/Putnam International Equity
o  EQ/Bernstein Diversified Value(10)                   o  EQ/Putnam Investors Growth
o  EQ/Calvert Socially Responsible                      o  EQ/T. Rowe Price International Stock
o  EQ/Capital Guardian International

----------
 (1) Effective May 18, 2001 the names of the investment options include EQ/.
 (2) Formerly known as Alliance Aggressive.
 (3) Formerly known as Morgan Stanley Emerging Markets Equity.
 (4) Formerly known as Alliance Equity Index.
 (5) Formerly known as EQ/Evergreen.
 (6) Formerly known as Warburg Pincus Small Company Value.
 (7) Formerly known as Merrill Lynch Basic Value Equity.
 (8) Formerly known as Alliance Balanced.
 (9) Formerly known as MFS Growth with Income.
(10) Formerly known as Lazard Large Cap Value.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account. In addition to amounts reported in Retained by Equitable Life in Separate Account A, Equitable Life has invested $222,000 in each of the following funds offered by the AXA Premier VIP Trust:


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


1. Organization (Concluded)

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Technology

   These funds were first offered to Contractowners on January 14, 2002.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (excluding amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) are reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of New York State. The mortality risk is fully borne by The Equitable Life Assurance

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


2. Significant Accounting Policies (Concluded)

   Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                       Purchases           Sales
                                                   ----------------- -----------------
EQ/Aggressive Stock                                 $  858,928,577    $1,099,599,017
EQ/Alliance Common Stock                               879,978,608     1,478,194,629
EQ/Alliance Global                                     241,355,154       317,200,992
EQ/Alliance Growth and Income                          786,209,288       571,954,538
EQ/Alliance Growth Investors                           145,749,690       223,800,198
EQ/Alliance High Yield                                  95,870,620        87,351,998
EQ/Alliance Intermediate Government Securities         116,596,808        55,632,011
EQ/Alliance International                              327,060,498       334,288,341
EQ/Alliance Money Market                               409,988,614       349,309,649
EQ/Alliance Premier Growth                             248,088,731       222,168,032
EQ/Alliance Quality Bond                               152,139,696        76,197,013
EQ/Alliance Small Cap Growth                           273,884,398       239,179,256
EQ/Alliance Technology                                 174,044,761       139,190,751
EQ/AXP New Dimensions                                    9,292,303         2,889,362
EQ/AXP Strategy Aggressive                              15,783,650        11,093,583
EQ/Balanced                                            667,429,080       554,399,409
EQ/Bernstein Diversified Value                         318,600,920       151,018,805
EQ/Calvert Socially Responsible                          3,676,248         1,790,405
EQ/Capital Guardian International                          172,575            69,835
EQ/Capital Guardian Research                            12,593,252         4,107,206
EQ/Capital Guardian U.S. Equity                         16,434,269         8,657,002
EQ/Emerging Markets Equity                             285,382,071       290,816,053
EQ/Equity 500 Index                                    679,735,333       750,544,775
EQ/Evergreen Omega                                       3,661,272         1,765,958
EQ/FI Mid Cap                                           59,329,021        16,186,497
EQ/FI Small/Mid Cap Value                              152,529,544        64,231,313
EQ/Janus Large Cap Growth                               45,956,909        11,580,355
EQ/Lazard Small Cap Value                                  641,120            67,194
EQ/Marsico Focus                                         2,103,429           718,438
EQ/Mercury Basic Value Equity                          178,495,522        81,567,710
EQ/MFS Emerging Growth Companies                       460,254,605       506,791,794
EQ/MFS Investors Trust                                   6,247,564         3,618,093
EQ/MFS Research                                         94,594,142       106,255,978
EQ/Putnam Growth & Income Value                         28,750,727        25,074,641
EQ/Putnam International Equity                             809,140           640,658
EQ/Putnam Investors Growth                                 304,067           189,527
EQ/T. Rowe Price International Stock                   188,617,980       182,111,736
                                                    --------------    --------------
                                                    $7,941,290,186    $7,970,252,752
                                                    ==============    ==============

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IA or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses to providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

   o 11,433,750 Class IA shares of Alliance Conservative Investors (valued at $135,718,615), 1,276,271 Class IB shares of Alliance Conservative Investors (valued at $15,085,439),

   o 167,949 Class IA shares of EQ/Evergreen Foundation (valued at $1,590,482), 55,807 Class IB shares of EQ/Evergreen Foundation (valued at $528,495),

   o 3,319,482 Class IA shares of EQ/Putnam Balanced (valued at $40,995,602), 411,048 Class IB shares of EQ/Putnam Balanced (valued at $5,076,437), and

   o 1,063,403 Class IA shares of Mercury World Strategy (valued at $10,431,985), 133,231 Class IB shares of Mercury World Strategy (valued at $1,306,997)

   for 12,044,460 Class IA shares of the EQ/Balanced Portfolio and 1,410,093 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $210,734,052). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $150,804,054, $2,118,977, $46,072,039, $11,738,982 and $1,275,114,897
   respectively, resulting in combined assets after the substitution of $1,485,848,949 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Portfolio, formerly the Lazard Large Cap Portfolio, acquired all the net assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 11,134,420 Class IB shares of T. Rowe Price Equity Income Portfolio (valued at $147,320,700) for the 11,996,799 Class IB shares of the Bernstein Portfolio outstanding (valued at $147,320,700). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets were combined with those of the Bernstein Portfolio. The

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


5. Substitutions (Concluded)

   aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $147,320,700 and $104,245 respectively, resulting in combined assets after the substitution of $147,424,945 in EQ/Bernstein Portfolio.

   On October 6, 2000 the EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:

                                                    Mortality and      Other        Financial
                                                    Expense Risks     Expenses      Accounting       Total
                                                    -------------     --------      ----------       -----
   Old Contracts
   ---------------------------------------------        0.58%           0.16%            --           0.74%
   EQUIPLAN Contracts                                   0.58%           0.16%            --           0.74%
   ---------------------------------------------
   EQUI-VEST Series 100/Momentum Contracts
   ---------------------------------------------
   EQ/Alliance Money Market
   EQ/Balanced
   EQ/Alliance Common Stock ....................        0.65%           0.60%            0.24%        1.49%
   All Other Funds .............................        0.50%           0.60%            0.24%        1.34%
   EQUI-VEST Series 200
   ----------------------------------------------
   EQ/Alliance Money Market
   EQ/Balanced
   EQ/Alliance Common Stock ....................        1.15%           0.25%            --           1.40%
   All Other Funds .............................        0.50%           0.60%            0.24%        1.34%
   EQUI-VEST Series 300 and Series 400 Contracts
   ----------------------------------------------
   EQ/ Alliance Money Market
   EQ/ Alliance Common Stock
   EQ/Alliance Aggressive Stock
   EQ/Balanced .................................        1.10%           0.25%            --           1.35%
   All Other Funds* ............................        1.10%           0.24%            --           1.34%
   Momentum Plus Contracts                              1.10%           0.25%            --           1.35%
   ----------------------------------------------
   Momentum Plus Contracts                              0.76%           0.24%            --           1.00%
   ----------------------------------------------
   Momentum Plus Contracts                              0.66%           0.24%            --           0.90%
   ----------------------------------------------
   EQUI-VEST Series 500 Contracts                       1.20%           0.25%            --           1.45%
   ----------------------------------------------
   EQUI-VEST Series 600 and 800 Contracts               0.95%           0.25%            --           1.20%
   ----------------------------------------------
   EQUI-VEST Vantage Contracts                          0.90%             --             --           0.90%
   ----------------------------------------------
   EQUI-VEST Express Series 700 Contracts               0.70%           0.25%            --           0.95%
   ----------------------------------------------

* During 2001 and 2000, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/ Momentum Contracts for the EQ/Alliance Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock, and the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding


   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                     EQ/Alliance
                                                    EQ/Aggressive Stock              Common Stock
                                                ---------------------------- ----------------------------
                                                     2001           2000          2001           2000
                                                -------------- ------------- -------------- -------------
   Old Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --           (21)           (25)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................        --             --           (21)           (25)
                                                   --------       ------        --------       ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            (6)            --
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................        --             --            (6)            --
                                                   --------       ------        --------       ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................     5,311          4,591         1,596          2,706
    Redeemed ..................................    (7,390)        (7,735)       (3,084)        (3,746)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................    (2,079)        (3,144)       (1,488)        (1,040)
                                                   --------       ------        --------       ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       528            514           138            171
    Redeemed ..................................      (683)          (695)         (213)          (225)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................      (155)          (181)          (75)           (54)
                                                   --------       ------        --------       ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       250            266           262            326
    Redeemed ..................................      (426)          (114)         (493)          (124)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................      (176)           152          (231)           202
                                                   --------       ------        --------       ------
   Momentum Plus Contracts 1.00%
    Issued ....................................        --             --            --              1
    Redeemed ..................................        (3)            (7)           --             (8)
                                                   ---------      ---------     --------       ---------
    Net Increase (Decrease) ...................        (3)            (7)           --             (7)
                                                   ---------      ---------     --------       ---------
   Momentum Plus Contracts 0.90%
    Issued ....................................       105              1           130              2
    Redeemed ..................................      (105)            (1)         (140)            (1)
                                                   --------       ---------     --------       ---------
    Net Increase (Decrease) ...................        --             --           (10)             1
                                                   --------       --------      --------       --------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................     3,333            771           735            441
    Redeemed ..................................    (3,698)          (807)       (1,389)          (690)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................      (365)           (36)         (654)          (249)
                                                   --------       --------      --------       --------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................         1              1             5              7
    Redeemed ..................................        (1)            --            (2)            (2)
                                                   ---------      --------      ---------      ---------
    Net Increase (Decrease) ...................        --              1             3              5
                                                   --------       --------      --------       --------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       323            222           487            757
    Redeemed ..................................      (294)          (168)         (246)          (159)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................        29             54           241            598
                                                   --------       --------      --------       --------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        40             19            62             33
    Redeemed ..................................      (130)           (20)         (231)           (42)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................       (90)            (1)         (169)            (9)
                                                   --------       ---------     --------       ---------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        10             26           144            283
    Redeemed ..................................        (5)            (2)          (53)           (13)
                                                   ---------      ---------     --------       --------
    Net Increase (Decrease) ...................         5             24            91            270
                                                   ---------      ---------     --------       --------

                                                                                    EQ/Alliance
                                                    EQ/Alliance Global           Growth and Income
                                                --------------------------- ---------------------------
                                                     2001          2000          2001          2000
                                                ------------- ------------- ------------- -------------
   Old Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            --             --
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................        --             --            --             --
                                                   ------         ------        ------         ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            --             --
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................        --             --            --             --
                                                   ------         ------        ------         ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................       987          2,300         2,287          1,083
    Redeemed ..................................    (1,367)        (3,719)       (1,850)        (2,250)
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................      (380)        (1,419)          437         (1,167)
                                                   ------         ------        ------         ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        79             44            53             40
    Redeemed ..................................       (96)           (50)          (42)           (36)
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................       (17)            (6)           11              4
                                                   ------        -------        ------         ------
   Momentum Plus Contracts 1.35%
    Issued ....................................        95            100            84             82
    Redeemed ..................................      (170)           (42)         (118)           (34)
                                                   ------        -------        ------         ------
    Net Increase (Decrease) ...................       (75)            58           (34)            48
                                                   ------        -------        ------         ------
   Momentum Plus Contracts 1.00%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             (2)           --             (2)
                                                   ------        --------       ------         ------
    Net Increase (Decrease) ...................        --             (2)           --             (2)
                                                   ------        --------       ------         -------
   Momentum Plus Contracts 0.90%
    Issued ....................................        11              1            10             --
    Redeemed ..................................       (16)            --           (12)            --
                                                   ------        -------        ------         ------
    Net Increase (Decrease) ...................        (5)             1            (2)            --
                                                   ---------     -------        ------         ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................        --          1,396            --            458
    Redeemed ..................................        --           (226)           --           (965)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................        --          1,170            --           (507)
                                                   --------      -------        ------         ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................         1              1             1              1
    Redeemed ..................................        --             --            --             (1)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................         1              1             1             --
                                                   --------      -------        ------         ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       132            217           346            259
    Redeemed ..................................       (78)           (57)          (82)           (35)
                                                   --------      -------        ------         -----
    Net Increase (Decrease) ...................        54            160           264            224
                                                   --------      -------        ------         ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................         6              4             6              4
    Redeemed ..................................       (16)            (2)          (17)            (3)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................       (10)             2           (11)             1
                                                   --------      -------        ------         ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        81            111           178            138
    Redeemed ..................................       (28)           (10)          (23)            (7)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................        53            101           155            131
                                                   --------      -------        ------         ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                EQ/Alliance
                                                                                               Intermediate
                                                    EQ/Alliance         EQ/Alliance             Government          EQ/Alliance
                                                  Growth Investors       High Yield             Securities         International
                                                  ----------------    ----------------       ----------------    ----------------
                                                    2001     2000      2001      2000          2001     2000      2001      2000
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        (3)       --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        (3)       --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      390       636       535       130          587       105     2,803     5,628
    Redeemed ..................................     (776)   (1,918)     (565)     (746)        (309)     (310)   (2,886)   (5,978)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................     (386)   (1,282)      (30)     (616)         278      (205)      (83)     (350)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       30        40        10        10           14        10        13        20
    Redeemed ..................................      (52)      (42)      (10)      (13)          (6)      (12)      (11)      (18)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      (22)       (2)       --        (3)           8        (2)        2         2
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       79        93        23        25           21        12        48        57
    Redeemed ..................................     (180)      (62)      (36)      (28)         (22)       (4)      (59)      (37)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................     (101)       31       (13)       (3)          (1)        8       (11)       20
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       (4)       (2)       --        --           --        --        (1)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (4)       (2)       --        --           --        --        (1)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................       16        --         4        --            3        --         2         1
    Redeemed ..................................      (19)       --        (4)       --           (3)       --        (4)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (3)       --        --        --           --        --        (2)        1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --       110        --        27           --        48        --     2,421
    Redeemed ..................................       --    (2,540)       --      (391)          --      (107)       --    (1,969)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --    (2,430)       --      (364)          --       (59)       --       452
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................        1         1        --        --           --        --        32        56
    Redeemed ..................................       --        --        --        --           --        --       (32)      (56)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        1         1        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      110       215        55        26          127        27       197        78
    Redeemed ..................................      (52)      (14)      (34)       (3)         (30)      (12)     (187)      (45)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       58       201        21        23           97        15        10        33
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         8         3        11            1        --         1         2
    Redeemed ..................................      (22)       (4)       (7)      (11)          (3)       (1)       (4)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      (20)        4        (4)       --           (2)       (1)       (3)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................       50        96        35        20           71         9       177        71
    Redeemed ..................................      (18)       (4)       (6)       (1)         (13)       (1)     (162)      (39)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       32        92        29        19           58         8        15        32
                                                  ------    ------    ------    ------       ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Alliance         EQ/Alliance            EQ/Alliance         EQ/Alliance
                                                    Money Market       Premier Growth         Quality Bond      Small Cap Growth
                                                  ----------------    ----------------      ----------------    ----------------
                                                   2001      2000      2001     2000         2001      2000      2001     2000
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       (7)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (7)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    2,694     2,528     2,571     1,938         761       161     1,567     4,215
    Redeemed ..................................   (2,356)   (2,724)   (2,379)     (590)       (428)     (485)   (1,473)   (3,874)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      338      (196)      192     1,348         333      (324)       94       341
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................    1,337       468       115        39          11         6        23        31
    Redeemed ..................................   (1,269)     (551)     (113)      (11)         (5)       (6)      (17)      (17)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       68       (83)        2        28           6        --         6        14
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................      325       393        48        29          28        19        45        59
    Redeemed ..................................     (335)     (332)      (71)       (3)        (25)      (15)      (43)      (19)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      (10)       61       (23)       26           3         4         2        40
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --         1        --        --          --        --        --        --
    Redeemed ..................................       (2)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (2)        1        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................        3        --         7         1           2        --        10        --
    Redeemed ..................................       (3)       --        (8)       --          (2)       --       (10)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (1)        1          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................      932       380        --       440          --        74        --     1,167
    Redeemed ..................................     (834)     (304)       --       (80)         --      (194)       --      (590)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       98        76        --       360          --      (120)       --       577
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --         1         1          --        --        --         1
    Redeemed ..................................       --        --        --        --          --        --        (2)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --         1         1          --        --        (2)        1
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      200       130       235       355         118        35       108       163
    Redeemed ..................................     (132)      (89)     (147)      (42)        (34)      (12)      (40)      (67)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       68        41        88       313          84        23        68        96
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         7         1         5           1         1         2        10
    Redeemed ..................................       (4)       (6)       (6)       --          (2)       --       (12)       (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (2)        1        (5)        5          (1)        1       (10)        7
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      664       437       111       228         113        23        80        67
    Redeemed ..................................     (533)     (341)      (48)       (7)        (27)       (1)      (14)       (5)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      131        96        63       221          86        22        66        62
                                                  ------    ------    ------    ------      ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Alliance          EQ/AXP New          EQ/AXP Strategy
                                                   Technology (a)      Dimensions (b)         Aggressive (b)      EQ/Balanced (e)
                                                  ----------------    ----------------       ----------------    ----------------
                                                   2001      2000      2001      2000         2001      2000      2001      2000
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    2,858     1,386        97        33          272       124     3,035     2,002
    Redeemed ..................................   (2,413)     (549)      (34)       (4)        (214)      (79)   (3,627)   (4,010)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      445       837        63        29           58        45      (592)   (2,008)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       20        18        --        --           --        --       194       118
    Redeemed ..................................       (5)       (1)       --        --           --        --      (257)     (261)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       15        17        --        --           --        --       (63)     (143)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       30        12         1        --           --        --       143        89
    Redeemed ..................................      (26)       (1)       (1)       --           --        --      (164)      (15)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        4        11        --        --           --        --       (21)       74
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................        5        --        --        --           --        --        49        --
    Redeemed ..................................       (5)       --        --        --           --        --       (51)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        (2)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --       630        --        14           --        11       775        93
    Redeemed ..................................       --      (154)       --        (1)          --        (1)     (287)     (115)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --       476        --        13           --        10       488       (22)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................        1         1        --        --           --        --         1         1
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        1         1        --        --           --        --         1         1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      155       145        14         2           25         2       241       114
    Redeemed ..................................      (87)      (17)       (1)       --           (3)       --       (55)      (24)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       68       128        13         2           22         2       186        90
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         7        --        --           --        --        24         6
    Redeemed ..................................       (5)       (2)       --        --           --        --       (68)       (5)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (3)        5        --        --           --        --       (44)        1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      113        99        14         2           24         6       126        33
    Redeemed ..................................      (37)       (7)       (2)       --           (1)       --       (25)       (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       76        92        12         2           23         6       101        32
                                                  ------    ------    ------    ------       ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)


   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                   EQ/Bernstein       EQ/Calvert        EQ/Capital
                                                Diversified Value      Socially          Guardian           EQ/Capital
                                                       (f)            Responsible      International     Guardian Research
                                                ------------------ ----------------- ----------------- ---------------------
                                                    2001     2000    2001     2000    2001     2000       2001       2000
                                                ----------- ------ -------- -------- ------ ---------- ---------- ----------
   Old Contracts 0.74%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   EQUIPLAN Contracts 0.74%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    1,871       --      37       31      --       --        85         99
    Redeemed ..................................     (327)      --     (18)     (20)     --      --        (34)       (69)
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................    1,544       --      19       11      --      --         51         30
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       21       --      --       --       1      --          1          1
    Redeemed ..................................       (3)      --      --       --      --      --         --         --
                                                   -------   ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................       18       --      --       --       1      --          1          1
                                                   ------    ----    ----     ----    ----     ----       ----       ----
   Momentum Plus Contracts 1.35%
    Issued ....................................       35       --      --       --       1       2          1          1
    Redeemed ..................................      (35)      --      --       --      --      (2)        (2)        --
                                                   ------    ----    ----     ----    ----     ------     ------     ----
    Net Increase (Decrease) ...................      --        --      --       --       1      --         (1)         1
                                                   ------    ----    ----     ----    ----     -----      ------     ----
   Momentum Plus Contracts 1.00%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   Momentum Plus Contracts 0.90%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................      --        --      --       --      --      --         --         19
    Redeemed ..................................      --        --      --       --      --      --         --        (13)
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --          6
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       1        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................       1        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      88        --      --       --      --      --         23         12
    Redeemed ..................................     (16)       --      --       --      --      --         (1)        (4)
                                                   ------    ----    ----     ----    ----     -----      ------     ------
    Net Increase (Decrease) ...................      72        --      --       --      --      --         22          8
                                                   ------    ----    ----     ----    ----     -----      -----      -----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       1        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      -----
    Net Increase (Decrease) ...................       1        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      -----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      49        --      --       --      --      --          6          4
    Redeemed ..................................      (3)       --      --       --      --      --         (1)        --
                                                   -------   ----    ----     ----    ----     -----      ------     -----
    Net Increase (Decrease) ...................      46        --      --       --      --      --          5          4
                                                   ------    ----    ----     ----    ----     -----      -----      -----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Capital           EQ/Emerging          EQ/Equity 500       EQ/Evergreen
                                               Guardian U.S. Equity    Markets Equity           Index (d)             Omega
                                               --------------------   ----------------      ----------------    ----------------
                                                  2001       2000      2001      2000        2001     2000       2001     2000
                                               ---------   -------    ------    ------      ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      140        50     4,157     3,837       2,174     1,833        36        19
    Redeemed ..................................      (78)      (34)   (4,233)   (3,669)     (2,436)   (4,413)      (21)       (8)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       62        16       (76)      168        (262)   (2,580)       15        11
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        1        --        11        19          84        81         1        --
    Redeemed ..................................       --        --        (8)       (9)        (96)      (90)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        1        --         3        10         (12)       (9)        1        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................        1        --        13        28         104       143        --        --
    Redeemed ..................................       (1)       --       (14)      (22)       (154)      (76)       (1)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (1)        6         (50)       67        (1)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          (2)       (3)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          (2)       (3)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................       --        --         3        --          32         1        --        --
    Redeemed ..................................       --        --        (3)       --         (37)       --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          (5)        1        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --        12        --       636          --       914        --        --
    Redeemed ..................................       --        (8)       --      (468)         --    (1,433)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --         4        --       168          --      (519)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --        --        --           2         3        --        --
    Redeemed ..................................       --        --        --        --          (1)       (1)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           1         2        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       16        12       206        52         297       348         8        --
    Redeemed ..................................       (7)       (2)     (203)      (15)       (188)     (140)       (1)       (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        9        10         3        37         109       208         7        (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       --        --        --         3          10        28        --        --
    Redeemed ..................................       --        --        (2)       (3)        (57)      (26)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (2)       --         (47)        2        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        7         3       176        90         118        80         3        --
    Redeemed ..................................       (1)       --      (169)      (63)        (59)       (9)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        6         3         7        27          59        71         3        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                              EQ/Lazard
                                                        EQ/FI        EQ/FI Small/Mid Cap      EQ/Janus Large   Small Cap
                                                     Mid Cap (b)            Value             Cap Growth (b)    Value
                                                  ----------------   -------------------      -------------   -----------
                                                   2001     2000       2001      2000         2001    2000    2001   2000
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      496        68     1,133       202         434     132      --
    Redeemed ..................................     (162)       (7)     (523)     (663)       (137)    (11)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................      334        61       610      (461)        297     121      --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        1        --        16         4           5      --       2      1
    Redeemed ..................................       --        --        (3)       (2)         (1)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................        1        --        13         2           4      --       2      1
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 1.35%
    Issued ....................................        3        --        25        11           4      --       3     --
    Redeemed ..................................       (2)       --       (35)       (6)         (4)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................        1        --       (10)        5          --      --       3     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 0.90%
    Issued ....................................       --        --         4        --           1      --      --     --
    Redeemed ..................................       --        --        (4)       --          (1)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --        30        --        48          --      51      --     --
    Redeemed ..................................       --        (5)       --      (321)         --      (5)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        25        --      (273)         --      46      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      104         9       142        17         116      13      --     --
    Redeemed ..................................       (7)       --       (29)       (5)         (9)     (1)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       97         9       113        12         107      12      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       --        --         1         1          --      --      --     --
    Redeemed ..................................       --        --        (3)       (1)         --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        (2)       --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................       75         7        99        12          77      12      --     --
    Redeemed ..................................       (5)       --        (7)       --          (7)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       70         7        92        12          70      12      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                              EQ/Marsico    EQ/Mercury Basic           EQ/MFS Emerging          EQ/MFS
                                               Focus (c)      Value Equity             Growth Companies     Investors Trust
                                              ----------    ----------------           ----------------    ----------------
                                                  2001      2001        2000            2001      2000      2001      2000
                                                  ----      ----        ----           ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................     --        840        221            2,627     2,892        50        68
    Redeemed ..................................     --       (427)      (470)          (2,926)   (2,597)      (31)      (19)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --        413       (249)            (299)      295        19        49
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................     19         11          6               33        45        --         1
    Redeemed ..................................     (7)        (5)        (3)             (26)      (19)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     12          6          3                7        26        --         1
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................     --         25         18               83       138         1         1
    Redeemed ..................................     --        (16)       (85)             (85)      (83)       (2)       --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          9         10               (2)       59        (1)        1
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               (1)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               (1)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................     --          2         --               16         1        --        --
    Redeemed ..................................     --         (2)        --              (18)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               (2)        1        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................     --         --         52               --       344        --        16
    Redeemed ..................................     --         --       (212)              --      (654)       --       (14)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --       (160)              --      (310)       --         2
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................     --          1         --                2         3        --        --
    Redeemed ..................................     --         --         --               (1)       (1)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          1         --                1         2        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................     --        111         42              125       284         9        16
    Redeemed ..................................     --        (33)        (8)             (96)      (32)       (4)       (2)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         78         34               29       252         5        14
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................     --          2          1                4        15        --        --
    Redeemed ..................................     --         (1)        --              (18)       (5)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          1          1              (14)       10        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      1         65         29               68       172         8        12
    Redeemed ..................................     --         (8)        (2)             (46)       (8)       (3)       --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................      1         57         27               22       164         5        12
                                                  ----       ----       ----           ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                 EQ/Putnam        EQ/Putnam          EQ/Putnam
                                                                              Growth & Income    International       Investors
                                                            EQ/MFS Research        Value            Equity            Growth
                                                             -------------     -------------     -------------     -------------
                                                             2001     2000     2001     2000     2001     2000     2001      2000
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Old Contracts 0.74%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUIPLAN Contracts 0.74%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ..............................................     505      523      184      128       --       --       --       --
    Redeemed ............................................    (639)    (695)    (173)    (583)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................    (134)    (172)      11     (455)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Contracts 1.34% and 1.49%
    Issued ..............................................      35       10        5        4        4        8        1        2
    Redeemed ............................................     (32)      (7)      (2)      (3)      (3)      (2)      (1)      --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................       3        3        3        1        1        6       --        2
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 1.35%
    Issued ..............................................      30       29        9       10        7        4        2        3
    Redeemed ............................................     (31)     (20)      (8)      (4)      (7)      (1)      (1)      (1)
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      (1)       9        1        6       --        3        1        2
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 1.00%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 0.90%
    Issued ..............................................       6       --        2       --       --       --       --       --
    Redeemed ............................................      (6)      --       (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ..............................................      --      221       --       31       --       --       --       --
    Redeemed ............................................      --     (249)      --     (297)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --      (28)      --     (266)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ..............................................       1        1       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................       1        1       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ..............................................      90       92       22       19       --       --       --       --
    Redeemed ............................................     (74)     (14)      (7)      (5)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      16       78       15       14       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ..............................................       1        2       --        1       --       --       --       --
    Redeemed ............................................      (6)      (1)      (2)      (1)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      (5)       1       (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ..............................................      26       54        9        6       --       --       --       --
    Redeemed ............................................     (12)      (1)      (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      14       53        7        6       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Concluded)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                  EQ/T. Rowe Price
                                                                    International
                                                                        Stock
                                                            -----------------------------
                                                                 2001            2000
                                                            -------------   -------------
   Old Contracts 0.74%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               ------          ------
    Net Increase (Decrease) .............................          --              --
                                                               ------          ------
   EQUIPLAN Contracts 0.74%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               ------          ------
    Net Increase (Decrease) .............................          --              --
                                                               ------          ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%, 1.40% or
    1.49%
    Issued ..............................................       1,588           1,230
    Redeemed ............................................      (1,562)         (1,467)
                                                               ------          ------
    Net Increase (Decrease) .............................          26            (237)
                                                               ------          ------
   Momentum Contracts 1.34% and 1.49%
    Issued ..............................................           7               9
    Redeemed ............................................          (4)             (4)
                                                               ---------       ---------
    Net Increase (Decrease) .............................           3               5
                                                               --------        --------
   Momentum Plus Contracts 1.35%
    Issued ..............................................          14              17
    Redeemed ............................................         (13)            (12)
                                                               --------        --------
    Net Increase (Decrease) .............................           1               5
                                                               --------        --------
   Momentum Plus Contracts 1.00%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               --------        --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   Momentum Plus Contracts 0.90%
    Issued ..............................................           4              --
    Redeemed ............................................          (4)             --
                                                               ---------       --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ..............................................          --             633
    Redeemed ............................................          --            (289)
                                                               --------        --------
    Net Increase (Decrease) .............................          --             344
                                                               --------        --------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ..............................................          21              10
    Redeemed ............................................         (21)            (10)
                                                               --------        --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ..............................................         253              69
    Redeemed ............................................        (231)            (30)
                                                               --------        --------
    Net Increase (Decrease) .............................          22              39
                                                               --------        --------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ..............................................           1               3
    Redeemed ............................................          (4)             (1)
                                                               ---------       ---------
    Net Increase (Decrease) .............................          (3)              2
                                                               ---------       --------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ..............................................         121              52
    Redeemed ............................................         (80)            (12)
                                                               --------        --------
    Net Increase (Decrease) .............................          41              40
                                                               --------        --------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                           -----------------------------------------------------------------------
                                                              2001            2000            1999          1998           1997
                                                           ----------      ----------      ----------    ----------     ----------
EQ/Aggressive Stock
--------------------
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period .............................   $    67.13      $    90.70      $   105.59    $    89.92     $    90.75
 Net Assets (000's) ....................................   $1,136,377      $1,738,084      $2,339,135    $2,430,987     $2,674,130
 Number of EQUI-VEST units outstanding, end of period
  (000's) ..............................................       16,058          18,138          20,946        25,634         28,030
 Number of Momentum units outstanding, end of period
  (000's) ..............................................          870           1,025           1,207         1,401          1,437
 Total Return ..........................................       (25.79)%         14.10)%         17.43%        (0.91)%         9.46%
Momentum Plus Contracts 1.35%
 Unit value, end of period .............................   $   126.48       $  170.92       $  199.45    $   170.12      $  171.96
 Net Assets (000's) ....................................   $   62,608       $ 114,687       $ 175,117    $  186,792      $ 209,791
 Number of units outstanding, end of period (000's) ....          495             671             878         1,098          1,220
 Total Return ..........................................       (26.00)%        (14.30)%         17.24%       (1.07)%          9.31%
Momentum Plus Contracts 1.00%
 Unit value, end of period .............................   $   102.74       $  138.35       $  160.87    $   136.73      $  137.72
 Net Assets (000's) ....................................           --       $     415       $   1,609    $    5,059      $   4,820
 Number of units outstanding, end of period (000's) ....           --               3              10            37             35
 Total Return ..........................................       (25.74)%        (14.00)%         17.66%       (0.72)%          9.70%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .............................   $    89.45       $  120.32       $  139.76    $   118.68      $  119.41
 Net Assets (000's) ....................................           --       $     963       $   1,118    $      949      $     836
 Number of units outstanding, end of period (000's) ....           --               8               8             8              7
 Total Return ..........................................       (25.66)%        (13.91)%         17.76%       (0.61)%         19.41%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period .............................   $   120.13       $  162.34       $  189.44    $   161.59      $  163.33
 Net Assets (000's) ....................................   $  269,331       $ 423,220       $ 564,531    $  540,034      $  526,903
 Number of units outstanding, end of period (000's) ....        2,242           2,607           2,980         3,342           3,226
 Total Return ..........................................       (26.00)%        (14.31)%         17.23%       (1.07)%          9.32%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .............................   $    66.89       $   90.49       $  105.69    $    90.25             --
 Net Assets (000's) ....................................   $      334       $     362       $     423    $       90             --
 Number of units outstanding, end of period (000's) ....            5               4               4             1             --
 Total Return ..........................................       (26.08)%        (14.38)%         17.11%        (9.75)%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .............................   $    66.90       $   90.50       $  105.70    $    90.25             --
 Net Assets (000's) ....................................   $    6,690       $   6,426       $   1,797            --             --
 Number of units outstanding, end of period (000's) ....          100              71              17            --             --
 Total Return ..........................................       (26.08)%        (14.38)%         17.12%        (9.75)%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                        ------------------------------------------------------------------------
                                                            2001          2000            1999           1998           1997
                                                        -----------    -----------     -----------    -----------    ----------
EQ/Aggressive Stock -- (concluded)
---------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period ..........................   $     67.82    $     91.46     $    106.50             --             --
 Net Assets (000's) .................................   $     2,374    $    11,524     $    13,526             --             --
 Number of units outstanding, end of period (000's) .            35            126             127             --             --
 Total Return .......................................        (25.85)%       (14.12)%          6.50%            --             --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period ..........................   $     71.46    $     96.42     $    112.33             --             --
 Net Assets (000's) .................................   $     2,358    $     2,700     $       337             --             --
 Number of units outstanding, end of period (000's) .            33             28               3             --             --
 Total Return .......................................        (25.89)%       (14.16)%         12.33%            --             --

EQ/Alliance Common Stock
------------------------
Old Contracts 0.74%
 Unit value, end of period ..........................   $    385.79    $    433.23     $    506.59    $    407.19    $    316.64
 Net Assets (000's) .................................   $    71,371    $    89,245     $   117,022    $   107,498    $    97,208
 Number of units outstanding, end of period (000's) .           185            206             231            264            307
 Total Return .......................................        (10.95)%       (14.48)%         24.41%         28.60%         28.42%
EQUIPLAN Contracts 0.74%
 Unit value, end of period ..........................   $    417.89    $    469.28     $    548.74    $    441.07    $    342.99
 Net Assets (000's) .................................   $    22,984    $    28,626     $    36,217    $    30,875    $    29,154
 Number of units outstanding, end of period (000's) .            55             61              66             70             85
 Total Return .......................................        (10.95)%       (14.48)%         24.41%         28.60%         28.42%
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period ..........................   $    299.82    $    339.28     $    399.74    $    323.75    $    253.68
 Net Assets (000's) .................................   $ 4,383,668    $ 5,490,908     $ 6,898,713    $ 5,769,873    $ 4,542,140
 Number of EQUI-VEST units outstanding, end of period
  (000's) ...........................................        14,197         15,685          16,705         17,231         17,386
 Number of Momentum units outstanding, end of period
  (000's) ...........................................           424            499             553            591            519
 Total Return .......................................        (11.63)%       (15.12)%         23.47%         27.62%         27.45%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..........................   $    244.28    $    276.76     $    326.32    $    264.22    $    207.00
 Net Assets (000's) .................................   $   137,041    $   219,194     $   336,762    $   299,361    $   246,744
 Number of units outstanding, end of period (000's) .           561            792           1,032          1,133          1,192
 Total Return .......................................        (11.74)%       (15.19)%         23.50%         27.64%         27.47%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..........................   $    192.76    $    217.61     $    255.67    $    206.28    $    161.04
 Net Assets (000's) .................................            --    $     1,958     $     4,091    $     8,251    $     5,958
 Number of units outstanding, end of period (000's) .            --              9              16             40             37
 Total Return .......................................        (11.42)%       (14.89)%         23.94%         28.09%         27.92%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                         Years Ended December 31,
                                                      -------------------------------   ----------------------------------------
                                                            2001            2000             1999           1998        1997
                                                      --------------- ---------------   ------------ -------------- ------------
EQ/Alliance Common Stock -- (concluded)
---------------------------------------
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ........................   $    178.39      $    201.19      $    236.14     $    190.33   $   148.44
 Net Assets (000's) ...............................            --      $     1,811      $     1,889     $     1,332   $      742
 Number of units outstanding, end of period (000's)            --                9                8               7            5
 Total Return .....................................        (11.33)%         (14.80)%          24.07%          28.22%       48.44%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period ........................   $    233.80      $    264.88      $    312.31     $    252.88   $   198.12
 Net Assets (000's) ...............................   $ 1,304,370      $ 1,650,997      $ 2,030,640     $ 1,468,727   $  944,042
 Number of units outstanding, end of period (000's)         5,579            6,233            6,502           5,808        4,765
 Total Return .....................................        (11.73)%         (15.19)%          23.50%          27.64%       27.47%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ........................   $     94.82      $    107.53      $    126.91     $    102.87           --
 Net Assets (000's) ...............................   $     2,560      $     2,581      $     2,411     $       514           --
 Number of units outstanding, end of period (000's)            27               24               19               5           --
 Total Return .....................................        (11.82)%         (15.27)%          23.37%           2.87%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ........................   $     94.83      $    107.54      $    126.92     $    102.87           --
 Net Assets (000's) ...............................   $    89,520      $    75,493      $    13,327              --           --
 Number of units outstanding, end of period (000's)           944              702              105              --           --
 Total Return .....................................        (11.82)%         (15.27)%          23.38%           2.87%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period ........................   $     97.85      $    110.60      $    130.14              --           --
 Net Assets (000's) ...............................   $     5,284      $    24,774      $    30,323              --           --
 Number of units outstanding, end of period (000's)            54              224              233              --           --
 Total Return .....................................        (11.53)%         (15.01)%          30.14%             --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period ........................   $     83.37      $     94.30      $    111.02              --           --
 Net Assets (000's) ...............................   $    32,264      $    27,913      $     2,776              --           --
 Number of units outstanding, end of period (000's)           387              296               25              --           --
 Total Return .....................................       (11.59)%          (15.06)%          11.02%             --           --

EQ/Alliance Global
------------------

Momentum Contracts 1.34% or 1.49%
 Unit value, end of period ........................   $      157.88    $    200.17      $    249.43     $    182.50   $   151.87
 Net Assets (000's) ...............................   $      21,156    $    30,226      $    38,911     $    28,470   $   22,325
 Number of units outstanding, end of period (000's)             134            151              156             156          147
 Total Return .....................................          (21.13)%       (19.75)%          36.67%          20.17%       10.05%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                    FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Alliance Global -- (continued)
---------------------------------
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 160.66      $ 203.73      $ 253.89     $ 185.78      $ 154.12
 Net Assets (000's) ........................................   $ 30,525      $ 53,988      $ 89,623     $ 75,798      $ 71,512
 Number of units outstanding, end of period (000's) ........        190           265           353          408           464
 Total Return ..............................................     (21.14)%      (19.76)%       36.66%       20.54%         9.69%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 135.44      $ 171.13      $ 212.51     $ 154.96      $ 128.51
 Net Assets (000's) ........................................         --      $    342      $    638     $  1,705      $  1,542
 Number of units outstanding, end of period (000's) ........         --             2             3           11            12
 Total Return ..............................................     (20.86)%      (19.47)%       37.14%       20.58%        10.43%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 129.23      $ 163.12      $ 202.36     $ 147.40      $ 122.12
 Net Assets (000's) ........................................         --      $    652      $    809     $    442      $    244
 Number of units outstanding, end of period (000's) ........         --             4             4            3             2
 Total Return ..............................................     (20.78)%      (19.39)%       37.29%       20.70%        22.12%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 157.88      $ 200.17      $ 249.43     $ 182.50      $ 151.87
 Net Assets (000's) ........................................   $525,898      $743,031      $875,250     $619,588      $511,650
 Number of units outstanding, end of period (000's) ........      3,331         3,712         3,509        3,395         3,369
 Total Return ..............................................     (21.13)%      (19.75)%       36.67%       20.17%        10.05%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  84.81      $ 107.66      $ 134.30     $  98.37            --
 Net Assets (000's) ........................................   $    254      $    323      $    269           --            --
 Number of units outstanding, end of period (000's) ........          3             3             2           --            --
 Total Return ..............................................     (21.22)%      (19.84)%       36.53%       (1.63)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  84.81      $ 107.66      $ 134.29     $  98.37            --
 Net Assets (000's) ........................................   $ 19,930      $ 19,486      $  2,686           --            --
 Number of units outstanding, end of period (000's) ........        235           181            20           --            --
 Total Return ..............................................     (21.22)%      (19.83)%       36.52%       (1.63)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  88.80      $ 112.39      $ 139.76           --            --
 Net Assets (000's) ........................................   $    444      $  1,686      $  1,817           --            --
 Number of units outstanding, end of period (000's) ........          5            15            13           --            --
 Total Return ..............................................     (20.99)%      (19.58)%       39.76%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Global -- (concluded)
---------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  75.87      $  96.06      $ 119.52           --           --
 Net Assets (000's) ........................................   $ 12,291      $ 10,471      $  1,076           --           --
 Number of units outstanding, end of period (000's) ........        162           109             9           --           --
 Total Return ..............................................     (21.02)%      (19.63)%       19.52%          --           --

EQ/Alliance Growth and Income
-----------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 262.05      $ 269.09      $ 250.31     $ 213.81     $ 179.30
 Net Assets (000's) ........................................   $ 32,494      $ 30,407      $ 27,284     $ 20,526     $ 12,372
 Number of units outstanding, end of period (000's) ........        124           113           109           96           69
 Total Return ..............................................      (2.62)%        7.50%        17.07%       19.25%       25.06%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 262.37      $ 269.45      $ 250.67     $ 214.14     $ 179.60
 Net Assets (000's) ........................................   $ 39,093      $ 49,309      $ 54,395     $ 44,755     $ 32,867
 Number of units outstanding, end of period (000's) ........        149           183           217          209          183
 Total Return ..............................................      (2.63)%        7.49%        17.06%       19.23%       25.04%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 229.84      $ 235.21      $ 218.04     $ 185.60     $ 155.11
 Net Assets (000's) ........................................         --      $    470      $    654     $  1,114     $    465
 Number of units outstanding, end of period (000's) ........         --             2             3            6            3
 Total Return ..............................................      (2.28)%        7.87%        17.48%       19.66%       25.48%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 216.44      $ 221.27      $ 204.92     $ 174.26     $ 145.48
 Net Assets (000's) ........................................         --      $    443      $    410     $    349     $    145
 Number of units outstanding, end of period (000's) ........         --             2             2            2            1
 Total Return ..............................................      (2.18)%        7.98%        17.59%       19.78%       45.48%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 262.05      $ 269.09      $ 250.31     $ 213.81     $ 179.30
 Net Assets (000's) ........................................   $992,907      $901,990      $774,709     $529,180     $322,740
 Number of units outstanding, end of period (000's) ........      3,789         3,352         3,095        2,475        1,800
 Total Return ..............................................      (2.62)%        7.50%        17.07%       19.25%       25.06%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 125.48      $ 129.00      $ 120.13     $ 102.73           --
 Net Assets (000's) ........................................   $    753      $    645      $    481     $    103           --
 Number of units outstanding, end of period (000's) ........          6             5             4            1           --
 Total Return ..............................................      (2.73)%        7.38%        16.94%        2.73%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001          2000         1999         1998         1997
                                                             ------------ ------------- ------------ ------------ ------------
EQ/Alliance Growth and Income -- (concluded)
--------------------------------------------
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 125.48     $ 129.01     $  120.14     $ 102.73           --
 Net Assets (000's) ........................................   $ 66,002     $ 33,801     $   4,445           --           --
 Number of units outstanding, end of period (000's) ........        526          262            37           --           --
 Total Return ..............................................      (2.74)%       7.38%        16.95%        2.73%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 128.51     $ 131.71     $ 122.29            --           --
 Net Assets (000's) ........................................   $    643     $  2,107     $   1,712           --           --
 Number of units outstanding, end of period (000's) ........          5           16            14           --           --
 Total Return ..............................................      (2.43)%       7.70%        22.29%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 109.04     $ 111.81     $  103.87           --           --
 Net Assets (000's) ........................................   $ 32,712     $ 16,212     $   1,454           --           --
 Number of units outstanding, end of period (000's) ........        300          145            14           --           --
 Total Return ..............................................      (2.48)%       7.64%         3.87%          --           --

EQ/Alliance Growth Investors
----------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 179.41     $ 207.65     $  225.59    $  180.63    $  153.69
 Net Assets (000's) ........................................   $ 25,117     $ 33,639     $  37,222    $  28,720    $  22,592
 Number of units outstanding, end of period (000's) ........        140          162           165          159          147
 Total Return ..............................................     (13.60)%      (7.95)%       24.89%       17.53%       15.21%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 181.41     $ 209.98     $  228.14    $  182.69    $  155.46
 Net Assets (000's) ........................................   $ 42,450     $ 70,553     $  97,416    $  92,989    $  85,969
 Number of units outstanding, end of period (000's) ........        234          336           427          509          553
 Total Return ..............................................     (13.61)%      (7.96)%       24.88%       17.52%       15.20%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 160.03     $ 184.57     $  199.83    $  159.46    $  135.20
 Net Assets (000's) ........................................         --     $    738     $   1,199    $   2,392    $   1,893
 Number of units outstanding, end of period (000's) ........         --            4             6           15           14
 Total Return ..............................................     (13.30)%      (7.64)%       25.32%       17.94%       15.60%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 150.59     $ 173.52     $  187.67    $  149.61    $  126.72
 Net Assets (000's) ........................................         --     $    521     $     375    $     299    $     127
 Number of units outstanding, end of period (000's) ........         --            3             2            2            1
 Total Return ..............................................     (13.21)%      (7.54)%       25.44%       18.06%       26.72%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Growth Investors -- (concluded)
-------------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 179.41      $ 207.65      $ 225.59      $ 180.63      $ 153.69
 Net Assets (000's) ........................................   $711,719      $904,108      $954,471      $715,656      $569,268
 Number of units outstanding, end of period (000's) ........      3,967         4,354         4,231         3,962         3,704
 Total Return ..............................................     (13.60)%       (7.95)%       24.89%        17.53%        15.21%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 100.91      $ 116.92      $ 127.16      $ 101.93            --
 Net Assets (000's) ........................................   $    303      $    351      $    254      $    102            --
 Number of units outstanding, end of period (000's) ........          3             3             2             1            --
 Total Return ..............................................     (13.69)%       (8.05)%       24.75%         1.93%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 100.93      $ 116.93      $ 127.17      $ 101.93            --
 Net Assets (000's) ........................................   $ 28,260      $ 25,958      $  2,671            --            --
 Number of units outstanding, end of period (000's) ........        280           222            21            --            --
 Total Return ..............................................     (13.69)%       (8.05)%       24.76%         1.93%           --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 103.75      $ 119.83      $ 129.93            --            --
 Net Assets (000's) ........................................   $    208      $  2,636      $  2,339            --            --
 Number of units outstanding, end of period (000's) ........          2            22            18            --            --
 Total Return ..............................................     (13.42)%       (7.77)%       29.93%           --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  89.58      $ 103.52      $ 112.30            --            --
 Net Assets (000's) ........................................   $ 11,914      $ 10,456      $  1,123            --            --
 Number of units outstanding, end of period (000's) ........        133           101            10            --            --
 Total Return ..............................................     (13.47)%       (7.82)%       12.30%           --            --

EQ/Alliance High Yield
----------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 128.74      $ 129.28      $ 143.43      $ 150.42      $ 160.74
 Net Assets (000's) ........................................   $  3,991      $  4,137      $  4,877      $  5,566      $  4,661
 Number of units outstanding, end of period (000's) ........         31            32            34            37            29
 Total Return ..............................................      (0.42)%       (9.87)%       (4.65)%       (6.42)%       16.88%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 137.35      $ 137.94      $ 153.05      $ 160.53      $ 171.56
 Net Assets (000's) ........................................   $  7,142      $  9,104      $ 12,550      $ 16,053      $ 18,872
 Number of units outstanding, end of period (000's) ........         52            66            82           100           110
 Total Return ..............................................     ( 0.43)%       (9.87)%       (4.66)%       (6.43)%       16.87%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000          1999          1998         1997
                                                             ------------ ------------- ------------- ------------- ------------
EQ/Alliance High Yield -- (concluded)
-------------------------------------
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 121.40     $ 121.48      $ 134.31      $ 140.38      $ 149.49
 Net Assets (000's) ........................................         --           --            --      $    702      $    747
 Number of units outstanding, end of period (000's) ........         --           --            --             5             5
 Total Return ..............................................      (0.07)%      (9.55)%       (4.32)%       (6.09)%       17.28%
Momentum Plus Contract .90%
 Unit value, end of period .................................   $ 111.46           --            --            --            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       0.03%          --            --            --            --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 128.74     $ 129.28      $ 143.43      $ 150.42      $ 160.74
 Net Assets (000's) ........................................   $ 99,130     $103,424      $143,143      $175,089      $133,575
 Number of units outstanding, end of period (000's) ........        770          800           998         1,164           831
 Total Return ..............................................      (0.42)%      (9.87)%       (4.65)%       (6.42)%       16.88%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  76.09     $  76.49      $  84.96      $  89.20            --
 Net Assets (000's) ........................................   $     76     $     76      $     85            --            --
 Number of units outstanding, end of period (000's) ........          1            1             1            --            --
 Total Return ..............................................      (0.52)%      (9.97)%       (4.75)%      (10.80)%          --
EQUI-VEST Series 600 & 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  76.09     $  76.49      $  84.97      $  89.20            --
 Net Assets (000's) ........................................   $  3,728     $  2,198      $    425            --            --
 Number of units outstanding, end of period (000's) ........         49           28             5            --            --
 Total Return ..............................................      (0.52)%      (9.98)%       (4.74)%      (10.80)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  77.17     $  77.34      $  85.66            --            --
 Net Assets (000's) ........................................   $     77     $    387      $    428            --            --
 Number of units outstanding, end of period (000's) ........          1            5             5            --            --
 Total Return ..............................................      (0.22)%      (9.71)%      (14.34)%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  89.40     $  89.64      $  99.34            --            --
 Net Assets (000's) ........................................   $  4,559     $  2,062      $    397            --            --
 Number of units outstanding, end of period (000's) ........         51           23             4            --            --
 Total Return ..............................................      (0.27)%      (9.76)%       (0.66)%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).



                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
EQUIPLAN Contracts 0.74%
 Unit value, end of period .................................    $ 68.67      $  63.74      $  58.63      $  58.81      $  54.83
 Net Assets (000's) ........................................    $ 2,729      $  2,550      $  2,521      $  2,646      $  2,742
 Number of units outstanding, end of period (000's) ........         40            40            43            45            50
 Total Return ..............................................       7.73%         8.72%        (0.31)%        7.26%         6.80%
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................    $143.62      $ 134.60      $ 124.96      $ 126.48      $ 118.98
 Net Assets (000's) ........................................    $ 2,872      $  1,615      $  1,749      $  1,391      $  1,190
 Number of units outstanding, end of period (000's) ........         20            12            14            11            10
 Total Return ..............................................       6.70%         7.71%        (1.20)%        6.30%         5.85%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................    $138.49      $ 129.80      $ 120.52      $ 122.00      $ 114.78
 Net Assets (000's) ........................................    $ 4,570      $  4,413      $  7,593      $  9,272      $  8,838
 Number of units outstanding, end of period (000's) ........         33            34            63            76            77
 Total Return ..............................................       6.69%         7.70%        (1.21)%        6.29%         5.84%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................    $137.45      $ 128.38      $ 118.78      $ 119.81      $ 112.32
 Net Assets (000's) ........................................         --            --            --      $    479      $    225
 Number of units outstanding, end of period (000's) ........         --            --            --             4             2
 Total Return ..............................................       7.06%         8.08%        (0.86)%        6.67%         6.21%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................    $143.62      $ 134.60      $ 124.96      $ 126.48      $ 118.98
 Net Assets (000's) ........................................    $84,305      $ 41,591      $ 44,986      $ 39,715      $ 24,034
 Number of units outstanding, end of period (000's) ........        587           309           360           314           202
 Total Return ..............................................       6.70%         7.71%        (1.20)%        6.30%         5.85%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................    $116.92      $ 109.70      $ 101.96      $ 103.32            --
 Net Assets (000's) ........................................         --            --            --            --            --
 Number of units outstanding, end of period (000's) ........         --            --            --            --            --
 Total Return ..............................................       6.58%         7.59%        (1.32)%        3.32%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................    $116.93      $ 109.71      $ 101.97      $ 103.32            --
 Net Assets (000's) ........................................    $13,096      $  1,755      $    102            --            --
 Number of units outstanding, end of period (000's) ........        112            16             1            --            --
 Total Return ..............................................       6.58%         7.59%        (1.31)%        3.32%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Intermediate Government Securities -- (concluded)
-------------------------------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $118.06       $ 110.43      $ 102.33           --           --
 Net Assets (000's) ........................................         --      $    331      $    307           --           --
 Number of units outstanding, end of period (000's) ........         --             3             3           --           --
 Total Return ..............................................       6.91%         7.92%         2.33%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 115.71      $ 108.29      $ 100.40           --           --
 Net Assets (000's) ........................................   $  7,868      $  1,083      $    301           --           --
 Number of units outstanding, end of period (000's) ........         68            10             3           --           --
 Total Return ..............................................       6.85%         7.86%         0.40%          --           --

EQ/Alliance International
-------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $  92.48      $ 121.54      $ 160.04     $ 117.72     $ 107.92
 Net Assets (000's) ........................................   $  3,792      $  4,740      $  5,921     $  4,356     $  3,453
 Number of units outstanding, end of period (000's) ........         41            39            37           37           32
 Total Return ..............................................     (23.91)%      (24.06)%       35.95%        9.08%       (4.34)%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $  92.42      $ 121.48      $ 159.96     $ 117.68     $ 107.89
 Net Assets (000's) ........................................   $  5,360      $  8,382      $ 13,437     $ 10,238     $  9,171
 Number of units outstanding, end of period (000's) ........         58            69            84           87           85
 Total Return ..............................................     (23.92)%      (24.06)%       35.93%        9.07%       (4.36)%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $  94.20      $ 123.37      $ 161.88     $ 118.67     $ 108.42
 Net Assets (000's) ........................................         --      $    123      $    486     $    475     $    325
 Number of units outstanding, end of period (000's) ........         --             1             3            4            3
 Total Return ..............................................     (23.64)%      (23.79)%       36.41%        9.45%       (4.02)%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $  91.34      $ 119.50      $ 156.65     $ 114.73     $ 104.70
 Net Assets (000's) ........................................         --      $    239      $    157     $    115     $ 82,504
 Number of units outstanding, end of period (000's) ........         --             2             1            1          788
 Total Return ..............................................     (23.56)%      (23.72)%       36.54%        9.58%        4.70%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $  92.48      $ 121.54      $ 160.04     $ 117.72     $ 107.92
 Net Assets (000's) ........................................   $ 87,394      $124,943      $148,197     $114,306     $104,467
 Number of units outstanding, end of period (000's) ........        945         1,028           926          971          968
 Total Return ..............................................     (23.91)%      (24.06)%       35.95%        9.08%       (4.35)%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998        1997
                                                             ------------- ------------- ------------ ----------- ------------
EQ/Alliance International -- (concluded)
----------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  72.82      $  95.81     $  126.29     $ 93.00           --
 Net Assets (000's) ........................................   $     73      $     96     $     126          --           --
 Number of units outstanding, end of period (000's) ........          1             1             1          --           --
 Total Return ..............................................     (24.00)%      (24.13)%       35.80%      (7.00)%         --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  72.66      $  95.90     $  126.30     $  93.00          --
 Net Assets (000's) ........................................   $  3,270      $  3,452     $     379          --           --
 Number of units outstanding, end of period (000's) ........         45            36             3          --           --
 Total Return ..............................................     (24.23)%      (24.07)%       35.81%      (7.00)%         --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  76.02      $ 100.03     $  131.34          --           --
 Net Assets (000's) ........................................   $     76      $    400     $     525          --           --
 Number of units outstanding, end of period (000's) ........          1             4             4          --           --
 Total Return ..............................................     (24.00)%      (23.84)%       31.34%         --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  73.27      $  96.46     $  126.71           --          --
 Net Assets (000's) ........................................   $  3,517      $  3,183     $     127          --           --
 Number of units outstanding, end of period (000's) ........         48            33             1          --           --
 Total Return ..............................................     (24.04)%      (23.87)%       26.71%         --           --

EQ/Alliance Money Market
------------------------
Old Contracts 0.74%
 Unit value, end of period .................................   $  41.81      $  40.50     $   38.35    $  36.76     $  35.12
 Net Assets (000's) ........................................   $  3,761      $  3,929     $   4,449    $  4,301     $  4,179
 Number of units outstanding, end of period (000's) ........         90            97           116         117          119
 Total Return ..............................................       3.23%         5.61%         4.33%       4.67%        4.77%
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period .................................   $  33.96      $  33.15     $   31.63    $  30.55     $  29.41
 Net Assets (000's) ........................................   $ 76,376      $ 61,095     $  62,786    $ 49,735     $ 37,674
 Number of EQUI-VEST units outstanding, end of period
  (000's) ..................................................      1,796         1,458         1,516       1,261          973
 Number of Momentum units outstanding, end of period
  (000's) ..................................................        453           385           469         367          308
 Total Return ..............................................       2.44%         4.81%         3.54%       3.88%        4.00%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 134.30      $ 131.10     $  125.06     $120.76     $ 116.21
 Net Assets (000's) ........................................   $ 29,546      $ 30,284     $  41,395     $38,885     $ 37,768
 Number of units outstanding, end of period (000's) ........        220           231           331         322          325
 Total Return ..............................................       2.44%         4.83%         3.56%       3.92%        3.99%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Money Market -- (concluded)
---------------------------------------
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 129.24     $ 125.71    $  119.50    $  114.98    $  110.26
 Net Assets (000's) ........................................         --     $    251    $     239    $   1,150    $   1,433
 Number of units outstanding, end of period (000's) ........         --            2            2           10           13
 Total Return ..............................................       2.81%        5.20%        3.93%        4.28%        4.36%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period .................................   $ 133.66     $ 130.47    $  124.47    $  120.19    $  115.66
 Net Assets (000's) ........................................   $ 52,796     $ 38,750    $  44,809    $  31,490    $  16,886
 Number of units outstanding, end of period (000's) ........        395          297          360          262          146
 Total Return ..............................................       2.45%        4.82%        3.56%        3.92%        4.00%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 112.74     $ 110.16    $  105.20     $ 101.68           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................       2.34%        4.71%        3.46%        1.68%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 112.74     $ 110.19    $  105.21     $ 101.68           --
 Net Assets (000's) ........................................   $ 14,093     $  6,281    $   1,789           --           --
 Number of units outstanding, end of period (000's) ........        125           57           17           --           --
 Total Return ..............................................       2.31%        4.73%        3.47%        1.68%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 114.06     $ 111.13    $  105.79           --           --
 Net Assets (000's) ........................................   $    114     $    333    $     106           --           --
 Number of units outstanding, end of period (000's) ........          1            3            1           --           --
 Total Return ..............................................       2.64%        5.05%        5.79%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 109.30     $ 106.56    $  101.49           --           --
 Net Assets (000's) ........................................   $ 29,511     $ 14,812    $   4,364           --           --
 Number of units outstanding, end of period (000's) ........        270          139           43           --           --
 Total Return ..............................................       2.57%        5.00%        1.49%          --           --

EQ/Alliance Premier Growth
--------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  70.28     $  93.70    $  116.36           --           --
 Net Assets (000's) ........................................   $  3,092     $  3,842    $   1,513           --           --
 Number of units outstanding, end of period (000's) ........         44           41           13           --           --
 Total Return ..............................................     (24.99)%     (19.47)%      16.36%          --           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Alliance Premier Growth -- (continued)
-----------------------------------------
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  70.27        $  93.68        $ 116.36     --       --
 Net Assets (000's) ........................................     $  1,757        $  2,155        $    698     --       --
 Number of units outstanding, end of period (000's) ........           25              23               6     --       --
 Total Return ..............................................       (24.99)%        (19.49)%         16.36%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  70.86        $  94.14        $ 116.51     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (24.73)%        (19.20)%         16.51%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  71.03        $  94.27        $ 116.55     --       --
 Net Assets (000's) ........................................     $     71        $     94              --     --       --
 Number of units outstanding, end of period (000's) ........            1               1              --     --       --
 Total Return ..............................................       (24.65)%        (19.12)%         16.55%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  70.28        $  93.70        $ 116.36     --       --
 Net Assets (000's) ........................................     $195,941        $243,245        $103,211     --       --
 Number of units outstanding, end of period (000's) ........        2,788           2,596             887     --       --
 Total Return ..............................................       (24.99)%        (19.47)%         16.36%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  70.10        $  93.56        $ 116.32     --       --
 Net Assets (000's) ........................................     $    140        $     94              --     --       --
 Number of units outstanding, end of period (000's) ........            2               1              --     --       --
 Total Return ..............................................       (25.07)%        (19.57)%         16.32%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  70.52        $  93.88        $ 116.42     --       --
 Net Assets (000's) ........................................     $ 30,888        $ 32,858        $  4,191     --       --
 Number of units outstanding, end of period (000's) ........          438             350              36     --       --
 Total Return ..............................................       (24.88)%        (19.36)%         16.42%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  70.28        $  94.27        $ 116.55     --       --
 Net Assets (000's) ........................................           --        $    566        $    117     --       --
 Number of units outstanding, end of period (000's) ........           --               6               1     --       --
 Total Return ..............................................       (25.45)%        (19.12)%         16.55%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000          1999         1998         1997
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Alliance Premier Growth -- (concluded)
-----------------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  70.94      $  94.20      $ 116.53            --           --
 Net Assets (000's) ........................................   $ 21,637      $ 22,796      $  2,447            --           --
 Number of units outstanding, end of period (000's) ........        305           242            21            --           --
 Total Return ..............................................     (24.69)%      (19.16)%       16.53%           --           --

EQ/Alliance Quality Bond
------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 147.79      $ 138.33      $ 125.76     $  130.07    $  121.30
 Net Assets (000's) ........................................   $  3,104      $  2,075      $  1,886     $   1,951    $   1,213
 Number of units outstanding, end of period (000's) ........         21            15            15            15           10
 Total Return ..............................................       6.84%        10.00%        (3.31)%        7.23%        7.68%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 155.87      $ 145.91      $ 132.67     $  137.23    $  127.99
 Net Assets (000's) ........................................   $  6,235      $  5,399      $  5,439     $   6,450    $   4,736
 Number of units outstanding, end of period (000's) ........         40            37            41            47           37
 Total Return ..............................................       6.83%         9.98%        (3.32)%        7.22%        7.67%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 145.26      $ 135.51      $ 122.77     $  126.54    $  117.60
 Net Assets (000's) ........................................         --            --            --     $     127    $     118
 Number of units outstanding, end of period (000's) ........         --            --            --             1            1
 Total Return ..............................................       7.20%        10.38%        (2.98)%        7.60%        8.05%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 147.79      $ 138.33      $ 125.76     $  130.07    $  121.30
 Net Assets (000's) ........................................   $132,863      $ 78,295      $ 78,223     $  72,449    $  34,328
 Number of units outstanding, end of period (000's) ........        899           566           622           557          283
 Total Return ..............................................       6.84%        10.00%        (3.31)%        7.23%        7.68%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 117.34      $ 109.96      $ 100.08     $ 103.62            --
 Net Assets (000's) ........................................         --            --            --            --           --
 Number of units outstanding, end of period (000's) ........         --            --            --            --           --
 Total Return ..............................................       6.72%         9.87%      (  3.42)%        3.62%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 117.42      $ 110.03      $ 100.07     $ 103.62            --
 Net Assets (000's) ........................................   $ 13,151      $  2,971      $    400            --           --
 Number of units outstanding, end of period (000's) ........        112            27             4            --           --
 Total Return ..............................................       6.72%         9.95%      (  3.43)%        3.62%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001         2000         1999          1998         1997
                                                             ------------- ------------ ------------ ------------- ------------
EQ/Alliance Quality Bond -- (concluded)
---------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 118.44      $ 110.65     $ 100.33           --            --
 Net Assets (000's) ........................................   $    118      $    221     $    201           --            --
 Number of units outstanding, end of period (000's) ........          1             2            2           --            --
 Total Return ..............................................       7.04%        10.29%        0.33%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 117.07      $ 109.43     $  99.28           --            --
 Net Assets (000's) ........................................   $ 13,229      $  2,845     $    397           --            --
 Number of units outstanding, end of period (000's) ........        113            26            4           --            --
 Total Return ..............................................       6.98%        10.22%       (0.72)%         --            --

EQ/Alliance Small Cap Growth
----------------------------
Momentum Contracts 1.34% or 1.49% (a)
 Unit value, end of period .................................   $ 144.40      $ 168.29     $ 149.64     $ 118.57     $  125.55
 Net Assets (000's) ........................................   $  8,086      $  8,415     $  5,387     $  3,201     $     753
 Number of units outstanding, end of period (000's) ........         56            50           36           27             6
 Total Return ..............................................     (14.20)%       12.46%       26.20%     (  5.56)%        25.55%
Momentum Plus Contracts 1.35% (a)
 Unit value, end of period .................................   $ 144.34      $ 168.23     $ 149.59     $ 118.55     $  125.54
 Net Assets (000's) ........................................   $  7,217      $  8,075     $  5,086     $  4,861     $   1,004
 Number of units outstanding, end of period (000's) ........         50            48           34           41             8
 Total Return ..............................................     (14.20)%       12.46%       26.18%     (  5.57)%        25.54%
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 146.75      $ 170.42     $ 151.02     $ 119.25            --
 Net Assets (000's) ........................................         --            --           --           --            --
 Number of units outstanding, end of period (000's) ........         --            --           --           --            --
 Total Return ..............................................     (13.89)%       12.85%       26.64%       19.25%           --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 147.44      $ 171.05     $ 151.42     $ 119.45            --
 Net Assets (000's) ........................................         --      $    171     $    151     $    119            --
 Number of units outstanding, end of period (000's) ........         --             1            1            1            --
 Total Return ..............................................     (13.80)%       12.96%       26.76%       19.45%           --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 144.40      $ 168.29     $ 149.64     $ 118.57     $  125.55
 Net Assets (000's) ........................................   $287,067      $318,910     $146,049     $130,546     $  61,268
 Number of units outstanding, end of period (000's) ........      1,988         1,895          976        1,101           488
 Total Return ..............................................     (14.20)%       12.46%       26.20%       (5.56)%        25.55%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001          2000         1999          1998      1997
                                                             ------------ ------------- ------------ ------------- -----
EQ/Alliance Small Cap Growth -- (concluded)
-------------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 105.52     $ 123.11     $  109.59     $  86.93    --
 Net Assets (000's) ........................................         --     $    246     $     110     $     87    --
 Number of units outstanding, end of period (000's) ........         --            2             1            1    --
 Total Return ..............................................     (14.29)%      12.34%        26.07%      (13.07)%  --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 105.51     $ 123.09     $  109.62      $ 86.94    --
 Net Assets (000's) ........................................   $ 17,515     $ 12,063     $     219           --    --
 Number of units outstanding, end of period (000's) ........        166           98             2           --    --
 Total Return ..............................................     (14.29)%      12.29%        26.09%      (13.06)%  --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 106.88     $ 124.31     $  110.37           --    --
 Net Assets (000's) ........................................   $    214     $  1,492     $     552           --    --
 Number of units outstanding, end of period (000's) ........          2           12             5           --    --
 Total Return ..............................................     (14.02)%      12.63%        10.37%          --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 126.52     $ 147.23     $  130.79           --    --
 Net Assets (000's) ........................................   $ 16,321     $  9,275     $     131           --    --
 Number of units outstanding, end of period (000's) ........        129           63             1           --    --
 Total Return ..............................................     (14.07)%      12.57%        30.79%          --    --

EQ/Alliance Technology
----------------------
Momentum Contracts 1.34% or 1.49% (h)
 Unit value, end of period .................................   $  49.27     $  66.10            --           --    --
 Net Assets (000's) ........................................   $  1,577     $  1,124            --           --    --
 Number of units outstanding, end of period (000's) ........         32           17            --           --    --
 Total Return ..............................................     (25.46)%     (33.90)%          --           --    --
Momentum Plus Contracts 1.35% (h)
 Unit value, end of period .................................   $  49.26     $  66.10            --           --    --
 Net Assets (000's) ........................................   $    690     $    661            --           --    --
 Number of units outstanding, end of period (000's) ........         14           10            --           --    --
 Total Return ..............................................     (25.48)%     (33.90)%          --           --    --
Momentum Plus Contracts 1.00% (h)
 Unit value, end of period .................................   $  49.57     $  66.26            --           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................     (25.19)%     (33.74)%          --           --    --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Alliance Technology -- (concluded)
-------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (h)
 Unit value, end of period .................................     $  49.27        $  66.10      --       --       --
 Net Assets (000's) ........................................     $ 86,567        $ 86,789      --       --       --
 Number of units outstanding, end of period (000's) ........        1,757           1,313      --       --       --
 Total Return ..............................................       (25.46)%        (33.90)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (h)
 Unit value, end of period .................................     $  49.18        $  66.05      --       --       --
 Net Assets (000's) ........................................     $     49        $     66      --       --       --
 Number of units outstanding, end of period (000's) ........            1               1      --       --       --
 Total Return ..............................................       (25.54)%        (33.95)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (h)
 Unit value, end of period .................................     $  49.39        $  66.17      --       --       --
 Net Assets (000's) ........................................     $  9,680        $  8,470      --       --       --
 Number of units outstanding, end of period (000's) ........          196             128      --       --       --
 Total Return ..............................................       (25.36)%        (33.83)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (h)
 Unit value, end of period .................................     $  49.65        $  66.31      --       --       --
 Net Assets (000's) ........................................     $     99        $    332      --       --       --
 Number of units outstanding, end of period (000's) ........            2               5      --       --       --
 Total Return ..............................................       (25.12)%        (33.69)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (h)
 Unit value, end of period .................................     $  49.61        $  66.29      --       --       --
 Net Assets (000's) ........................................     $  8,334        $  6,099      --       --       --
 Number of units outstanding, end of period (000's) ........          168              92      --       --       --
 Total Return ..............................................       (25.16)%        (33.71)%    --       --       --

EQ/AXP New Dimensions
---------------------
Momentum Contracts 1.34% or 1.49%(i)
 Unit value, end of period .................................     $  69.07        $  82.87      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.65)%        (17.13)%    --       --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  69.06        $  82.87      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.66)%        (17.13)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP New Dimensions -- (concluded)
Momentum Plus Contracts 1.00% (i)
---------------------------------
 Unit value, end of period .................................     $  69.39        $  82.96      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.36)%        (17.04)%    --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  69.07        $  82.87      --       --       --
 Net Assets (000's) ........................................     $  7,252        $  3,398      --       --       --
 Number of units outstanding, end of period (000's) ........          105              41      --       --       --
 Total Return ..............................................       (16.65)%        (17.13)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  68.97        $  82.84      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.74)%        (17.16)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  69.20        $  82.91      --       --       --
 Net Assets (000's) ........................................     $    969        $    166      --       --       --
 Number of units outstanding, end of period (000's) ........           14               2      --       --       --
 Total Return ..............................................       (16.54)%        (17.09)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  69.48        $  82.99      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.28)%        (17.01)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  69.43        $  82.97      --       --       --
 Net Assets (000's) ........................................     $    972        $    166      --       --       --
 Number of units outstanding, end of period (000's) ........           14               2      --       --       --
 Total Return ..............................................       (16.32)%        (17.03)%    --       --       --
EQ/AXP Strategy Aggressive
--------------------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP Strategy Aggressive -- (concluded)
Momentum Plus Contracts 1.35% (i)
---------------------------------
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  40.96        $  62.19      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.13)%        (37.81)%    --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................     $  4,607        $  3,354      --       --       --
 Number of units outstanding, end of period (000's) ........          113              54      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  40.71        $  62.10      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.44)%        (37.90)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  40.85        $  62.15      --       --       --
 Net Assets (000's) ........................................     $    980        $    124      --       --       --
 Number of units outstanding, end of period (000's) ........           24               2      --       --       --
 Total Return ..............................................       (34.27)%        (37.85)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  41.02        $  62.21      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.06)%        (37.79)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  40.99        $  62.20      --       --       --
 Net Assets (000's) ........................................     $  1,148        $    311      --       --       --
 Number of units outstanding, end of period (000's) ........           28               5      --       --       --
 Total Return ..............................................       (34.10)%        (37.80)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                       Years Ended December 31,
                                                             -----------------------------------------------------------------------
                                                                 2001            2000          1999           1998          1997
                                                             --------------- ----------------------------- -------------- ----------
EQ/Balanced (l)
EQUI-VEST/Momentum Series 100 and 200
-------------------------------------
Contracts 1.34%,1.40% or 1.49%
 Unit value, end of period ..............................    $   49.61      $    51.10     $    52.39     $    45.07     $    38.66
 Net Assets (000's) .....................................    $1,016,122     $1,080,050    $ 1,220,635     $1,142,389     $1,047,222
 Number of EQUI-VEST units outstanding, end of period
  (000's) ...............................................       19,822          20,413         22,434         24,361         26,036
 Number of Momentum units outstanding, end of period
  (000's) ...............................................          660             723            865            986          1,052
 Total Return ...........................................        (2.92)%         (2.46)%        16.24%         16.58%         13.51%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..............................    $  173.76       $  179.45     $   184.34     $   158.63     $   136.14
 Net Assets (000's) .....................................    $  38,575       $  43,786     $   59,173     $   59,486     $   59,765
 Number of units outstanding, end of period (000's) .....          222             244            321            375            439
 Total Return ...........................................        (3.17)%         (2.65)%        16.21%         16.52%         13.44%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..............................    $  168.25       $  173.14     $   177.22     $   151.97     $   129.97
 Net Assets (000's) .....................................           --              --     $      177     $    1,672     $    1,300
 Number of units outstanding, end of period (000's) .....           --              --              1             11             10
 Total Return ...........................................        (2.82)%         (2.30)%        16.62%         16.93%         13.85%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ..............................    $  159.46       $  163.93     $   167.63     $   143.60     $   122.68
 Net Assets (000's) .....................................           --       $     328     $      168     $      144     $      123
 Number of units outstanding, end of period (000's) .....           --               2              1              1              1
 Total Return ...........................................        (2.73)%         (2.21)%        16.73%         17.05%         22.68%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period ..............................    $  172.66       $  178.32     $   183.18     $   157.63     $   135.29
 Net Assets (000's) .....................................    $ 230,328       $ 150,859     $  156,436     $  118,538     $   88,615
 Number of units outstanding, end of period (000's) .....        1,334             846            854            752            655
 Total Return ...........................................        (3.17)%         (2.65)%        16.21%         16.51%         13.44%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ..............................    $  111.81       $  115.59     $   118.86     $   102.39             --
 Net Assets (000's) .....................................    $     447       $     231     $      238             --             --
 Number of units outstanding, end of period (000's) .....            4               2              2             --             --
 Total Return ...........................................        (3.27)%         (2.75)%        16.09%          2.39%            --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ..............................    $  111.79       $  115.59     $   118.86     $   102.39             --
 Net Assets (000's) .....................................    $  32,084       $  11,675     $    1,307             --             --
 Number of units outstanding, end of period (000's) .....          287             101             11             --             --
 Total Return ...........................................        (3.27)%         (2.75)%        16.09%          2.39%            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Balanced (l) -- (concluded)
EQUI-VEST Vantage Contracts 0.90% (c)
-------------------------------------
 Unit value, end of period .................................      $ 114.50        $ 118.02      $  121.00     --       --
 Net Assets (000's) ........................................      $  2,519        $  7,789      $   7,865     --       --
 Number of units outstanding, end of period (000's) ........            22              66             65     --       --
 Total Return ..............................................         (2.98)%         (9.46)%        21.00%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................      $ 102.76        $ 105.98      $  108.71     --       --
 Net Assets (000's) ........................................      $ 13,975        $  3,603      $     217     --       --
 Number of units outstanding, end of period (000's) ........           136              34              2     --       --
 Total Return ..............................................         (3.04)%         (2.51)%         8.71%    --       --
EQ/Bernstein Diversified Value (m)
----------------------------------
Momentum Contracts 1.35% or 1.49% (d)
 Unit value, end of period .................................      $  94.39           95.93             --     --       --
 Net Assets (000's) ........................................      $  1,793              --             --     --       --
 Number of units outstanding, end of period (000's) ........            19              --             --     --       --
 Total Return ..............................................         (2.36)%         (4.07)%           --     --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................      $  94.36           95.93             --     --       --
 Net Assets (000's) ........................................            --              --             --     --       --
 Number of units outstanding, end of period (000's) ........            --              --             --     --       --
 Total Return ..............................................         (2.37)%         (4.07)%           --     --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................      $  95.16              --             --     --       --
 Net Assets (000's) ........................................            --              --             --     --       --
 Number of units outstanding, end of period (000's) ........            --              --             --     --       --
 Total Return ..............................................         (2.16)%            --             --     --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................      $  94.39              --             --     --       --
 Net Assets (000's) ........................................      $145,738              --             --     --       --
 Number of units outstanding, end of period (000's) ........         1,544              --             --     --       --
 Total Return ..............................................         (2.36)%            --             --     --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................      $ 100.70              --             --     --       --
 Net Assets (000's) ........................................      $    101              --             --     --       --
 Number of units outstanding, end of period (000's) ........             1              --             --     --       --
 Total Return ..............................................         (2.43)%            --             --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Bernstein Diversified Value (m) -- (concluded)
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
------------------------------------------------
 Unit value, end of period .................................     $  94.71             --             --     --       --
 Net Assets (000's) ........................................     $  6,723             --             --     --       --
 Number of units outstanding, end of period (000's) ........           71             --             --     --       --
 Total Return ..............................................       ( 2.27)%           --             --     --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  95.39             --             --     --       --
 Net Assets (000's) ........................................     $     95             --             --     --       --
 Number of units outstanding, end of period (000's) ........            1             --             --     --       --
 Total Return ..............................................       ( 2.09)%           --             --     --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $ 101.04             --             --     --       --
 Net Assets (000's) ........................................     $  4,547             --             --     --       --
 Number of units outstanding, end of period (000's) ........           45             --             --     --       --
 Total Return ..............................................       ( 2.13)%           --             --     --       --
EQ/Calvert Socially Responsible
-------------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................     $  86.73       $ 103.06      $  107.58    --        --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.85)%      (  4.20)%         7.58%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  86.71       $ 103.04      $  107.57     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.85)%      (  4.21)%         7.57%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  87.44       $ 103.54      $  107.72     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.55)%      (  3.88)%         7.72%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  87.65       $ 103.69      $ 107.76      --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.47)%      (  3.78)%         7.76%    --       --


----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Calvert Socially Responsible -- (concluded)
EQUI-VEST Series 100 through 400 Contracts 1.34%,
-------------------------------------------------
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  86.73        $ 103.06      $  107.58     --       --
 Net Assets (000's) ........................................     $  2,862        $  1,546      $     430     --       --
 Number of units outstanding, end of period (000's) ........           33              15              4     --       --
 Total Return ..............................................       (15.85)%         (4.20)%         7.58%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  87.02        $ 103.26      $  107.64     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (15.73)%         (4.07)%         7.64%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  87.65        $ 103.69      $  107.76     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (15.47)%         (3.78)%         7.76%    --       --
EQ/Capital Guardian International
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $  80.71        $ 103.41      $  129.55     --       --
 Net Assets (000's) ........................................     $     81              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (21.95)%        (20.18)%        29.55%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  80.69        $ 103.40      $  129.55     --       --
 Net Assets (000's) ........................................     $     81              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (21.96)%        (20.19)%        29.55%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  81.37        $ 103.89      $  129.71     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (21.68)%        (19.91)%        29.71%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Capital Guardian International -- (concluded)
Momentum Plus Contracts 0.90% (d)
---------------------------------
 Unit value, end of period .................................     $  81.56        $ 104.07      $  129.76     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (21.63)%        (19.80)%        29.76%    --       --
EQ/Capital Guardian Research
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 107.86        $ 111.59      $  106.78     --       --
 Net Assets (000's) ........................................     $    216        $    112             --     --       --
 Number of units outstanding, end of period (000's) ........            2               1             --     --       --
 Total Return ..............................................        (3.34)%          4.50%          6.78%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 107.84        $ 111.57      $  106.78     --       --
 Net Assets (000's) ........................................           --        $    112             --     --       --
 Number of units outstanding, end of period (000's) ........           --               1             --     --       --
 Total Return ..............................................        (3.34)%          4.49%          6.78%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 108.75        $ 112.11      $  106.92     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (3.00)%          4.85%          6.92%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 109.00        $ 112.26      $  106.96     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (2.90)%          4.96%          6.96%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $ 107.86        $ 111.59      $  106.78     --       --
 Net Assets (000's) ........................................     $ 10,247        $  4,910      $     854     --       --
 Number of units outstanding, end of period (000's) ........           95              44              8     --       --
 Total Return ..............................................        (3.34)%          4.50%          6.78%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $ 107.58        $ 111.42      $  106.74     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (3.45)%          4.38%          6.74%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Capital Guardian Research -- (concluded)
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
------------------------------------------------
 Unit value, end of period .................................     $ 108.22      $  111.80      $  106.84     --       --
 Net Assets (000's) ........................................     $  3,355      $   1,006      $     107     --       --
 Number of units outstanding, end of period (000's) ........           31              9              1     --       --
 Total Return ..............................................        (3.20)%         4.64%          6.84%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $ 109.00      $  112.26       $ 106.96     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (2.90)%         4.96%          6.96%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $ 108.87      $  112.19       $ 106.94     --       --
 Net Assets (000's) ........................................     $    980      $     449             --     --       --
 Number of units outstanding, end of period (000's) ........            9              4             --     --       --
 Total Return ..............................................        (2.96)%         4.91%          6.94%    --       --
EQ/Capital Guardian U.S. Equity
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 100.43      $  103.88       $ 101.64     --       --
 Net Assets (000's) ........................................     $    100             --             --     --       --
 Number of units outstanding, end of period (000's) ........            1             --             --     --       --
 Total Return ..............................................        (3.32)%         2.20%          1.64%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 100.40      $  103.87       $ 101.64     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (3.34)%         2.19%          1.64%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 101.49      $  104.37       $ 101.77     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (2.76)%         2.55%          1.77%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 101.25      $  104.51       $ 101.81     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (3.12)%         2.65%          1.81%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001          2000         1999          1998      1997
                                                             ------------ ------------- ------------ ------------- -----
EQ/Capital Guardian U.S. Equity -- (concluded)
EQUI-VEST Series 100 through 400 Contracts 1.34%,
-------------------------------------------------
1.40% or 1.49% (d)
 Unit value, end of period .................................   $ 100.43     $ 103.88     $  101.64           --    --
 Net Assets (000's) ........................................   $  9,641     $  3,532     $   1,321           --    --
 Number of units outstanding, end of period (000's) ........         96           34            13           --    --
 Total Return ..............................................      (3.32)%       2.20%         1.64%          --    --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................   $ 100.16     $ 103.72     $  101.60           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................      (3.43)%       2.09%         1.60%          --    --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................   $ 100.76     $ 104.08     $  101.69           --    --
 Net Assets (000's) ........................................   $  2,116     $  1,145     $     102           --    --
 Number of units outstanding, end of period (000's) ........         21           11             1           --    --
 Total Return ..............................................      (3.19)%       2.35%         1.69%          --    --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................   $ 101.25     $ 104.51     $  101.79           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................      (3.12)%       2.67%         1.79%          --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 101.37     $ 104.44     $  101.79           --    --
 Net Assets (000's) ........................................   $    912     $    313            --           --    --
 Number of units outstanding, end of period (000's) ........          9            3            --           --    --
 Total Return ..............................................      (2.94)%       2.60%         1.79%          --    --
EQ/Emerging Markets Equity
Momentum Contracts 1.34% or 1.49% (b)
-------------------------------------
 Unit value, end of period .................................   $  61.12     $  65.32     $  110.43     $  57.18    --
 Net Assets (000's) ........................................   $  1,222     $  1,110     $     663           --    --
 Number of units outstanding, end of period (000's) ........         20           17             6           --    --
 Total Return ..............................................      (6.43)%     (40.85)%       93.13%      (42.82)%  --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  92.15     $  98.49     $  166.52     $  86.23    --
 Net Assets (000's) ........................................   $  1,474     $  1,674     $   1,832     $     86    --
 Number of units outstanding, end of period (000's) ........         16           17            11            1    --
 Total Return ..............................................      (6.44)%     (40.85)%       93.11%      (13.77)%  --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000         1999          1998          1997
                                                             ------------ ------------- ------------ ------------- -------------
EQ/Emerging Markets Equity -- (concluded)
-----------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 93.29      $  99.36     $  167.39      $ 86.38            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.11)%      (40.64)%       93.78%        8.78%           --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 93.62      $  99.61     $  167.64      $ 86.42            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.01)%      (40.58)%       93.98%      (13.58)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (f)
 Unit value, end of period .................................   $ 61.12      $  65.32     $  110.43      $ 57.18      $  79.41
 Net Assets (000's) ........................................   $51,952      $ 60,486     $  65,154     $ 12,408      $  8,656
 Number of units outstanding, end of period (000's) ........       850           926           590          217           109
 Total Return ..............................................     (6.43)%      (40.85)%       93.13%      (42.82)%      (20.59)%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 86.72      $  92.78     $  157.03      $ 81.40            --
 Net Assets (000's) ........................................   $    87      $     93            --           --            --
 Number of units outstanding, end of period (000's) ........         1             1            --           --            --
 Total Return ..............................................     (6.53)%      (40.92)%       92.91%      (18.60)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 87.48      $  93.36     $  157.61      $  81.49           --
 Net Assets (000's) ........................................   $ 3,849      $  3,921     $     788           --            --
 Number of units outstanding, end of period (000's) ........        44            42             5           --            --
 Total Return ..............................................     (6.30)%      (40.77)%       93.41%      (18.51)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $111.05      $ 118.14     $  198.84           --            --
 Net Assets (000's) ........................................        --      $    236     $     398           --            --
 Number of units outstanding, end of period (000's) ........        --             2             2           --            --
 Total Return ..............................................     (6.00)%      (40.59)%       98.84%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 82.40      $  87.72     $  147.71           --            --
 Net Assets (000's) ........................................   $ 2,884      $  2,456     $     148           --            --
 Number of units outstanding, end of period (000's) ........        35            28             1           --            --
 Total Return ..............................................     (6.06)%      (40.61)%       47.71%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                         ------------------------------- -----------------------------------------
                                                               2001            2000           1999           1998          1997
                                                         --------------- --------------- -------------- -------------- -----------
EQ/Equity 500 Index (k)
-----------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period ..............................$   249.66       $   287.40      $   322.15     $   271.24     $  214.66
 Net Assets (000's) .....................................$   37,699       $   46,846      $   55,410     $   36,617     $  20,178
 Number of units outstanding, end of period (000's) .....      151               163             172            135            94
 Total Return ...........................................    (13.13)%         (10.79)%         18.77%         26.36%        30.79%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..............................$   249.47       $   287.20      $   321.97     $   271.11     $  214.58
 Net Assets (000's) .....................................$   50,642       $   72,662      $   97,879     $   76,724     $  49,568
 Number of units outstanding, end of period (000's) .....       203              253             304            283           231
 Total Return ...........................................    (13.14)%         (10.80)%          18.76%        26.34%        30.78%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..............................$   200.73       $   230.27      $   257.24     $   215.84     $  170.23
 Net Assets (000's) .....................................        --       $      461      $    1,286     $    2,374     $     851
 Number of units outstanding, end of period (000's) .....        --                2               5             11             5
 Total Return ...........................................    (12.83)%         (10.48)%         19.18%         26.79%        21.85%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ..............................$   177.65       $   203.59      $   227.20     $   190.44     $   50.05
 Net Assets (000's) .....................................        --       $    1,018      $    1,136     $      762     $     450
 Number of units outstanding, end of period (000's) .....        --                5               5              4             3
 Total Return ...........................................    (12.74)%         (10.39)%         19.30%         26.92%        50.05%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period ..............................$    249.66      $   287.40      $   322.15     $   271.24     $  214.66
 Net Assets (000's) .....................................$ 1,019,362      $1,249,040      $1,475,125     $1,032,068     $ 576,577
 Number of units outstanding, end of period (000's) .....      4,083           4,346           4,579          3,805         2,686
 Total Return ...........................................     (13.13)%        (10.79)%         18.77%         26.36%        30.79%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ..............................$     95.12      $   109.62      $   123.01     $   103.68            --
 Net Assets (000's) .....................................$     1,046      $    1,096      $    1,107     $      207            --
 Number of units outstanding, end of period (000's) .....         11              10               9              2            --
 Total Return ...........................................     (13.23)%        (10.89)%         18.64%          3.68%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ..............................$     95.13      $   109.63      $   123.02      $  103.69            --
 Net Assets (000's) .....................................$    34,913      $   28,285      $    6,151             --            --
 Number of units outstanding, end of period (000's) .....        367             258              50             --            --
 Total Return ...........................................     (13.23)%        (10.88)%         18.64%          3.69%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ Equity 500 Index (k) -- (concluded)
--------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................     $  97.75        $ 112.30      $ 125.64      --       --
 Net Assets (000's) ........................................     $    684        $  6,177      $   6,659     --       --
 Number of units outstanding, end of period (000's) ........            7              55             53     --       --
 Total Return ..............................................       (12.96)%       ( 10.62)%        25.64%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (c)
 Unit value, end of period .................................     $  82.52        $  94.85      $ 106.17      --       --
 Net Assets (000's) ........................................     $ 11,470        $  7,398      $     956     --       --
 Number of units outstanding, end of period (000's) ........          139              78              9     --       --
 Total Return ..............................................       (13.00)%       ( 10.66)%         6.17%    --       --

EQ/Evergreen Omega
------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................     $  76.01        $  92.84      $ 106.57      --       --
 Net Assets (000's) ........................................     $     76              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (18.13)%       ( 12.88)%         6.57%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  75.99        $  92.82      $ 106.57      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (18.13)%       ( 12.90)%         6.57%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  76.63        $  93.27      $ 106.71      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.84)%       ( 12.59)%         6.71%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  76.82        $  93.40      $ 106.75      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.75)%       ( 12.51)%         6.75%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  76.01        $  92.84      $ 106.57      --       --
 Net Assets (000's) ........................................     $  2,508        $  1,671      $     533     --       --
 Number of units outstanding, end of period (000's) ........           33              18              5     --       --
 Total Return ..............................................       (18.13)%       ( 12.88)%         6.57%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Evergreen Omega -- (concluded)
---------------------------------
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  75.81        $  93.33       $ 106.53      --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (18.77)%       ( 12.39)%          6.53%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  76.26        $  93.02       $ 106.63      --       --
 Net Assets (000's) ........................................     $    763        $    279              --     --       --
 Number of units outstanding, end of period (000's) ........           10               3              --     --       --
 Total Return ..............................................       (18.02)%       ( 12.76)%          6.63%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  76.81        $  93.40       $ 106.75      --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (17.76)%       ( 12.51)%          6.75%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $  76.72        $  93.34       $ 106.73      --       --
 Net Assets (000's) ........................................     $    230        $     93              --     --       --
 Number of units outstanding, end of period (000's) ........            3               1              --     --       --
 Total Return ..............................................       (17.81)%       ( 12.55)%          6.73%    --       --
EQ/FI Mid Cap
-------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  85.41        $  99.98              --     --       --
 Net Assets (000's) ........................................     $    171        $    100              --     --       --
 Number of units outstanding, end of period (000's) ........            2               1              --     --       --
 Total Return ..............................................       (14.57)%       (  0.02)%            --     --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  85.40        $  99.98              --     --       --
 Net Assets (000's) ........................................     $     85              --              --     --       --
 Number of units outstanding, end of period (000's) ........            1              --              --     --       --
 Total Return ..............................................       (14.58)%       (  0.02)%            --     --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  85.80        $ 100.09              --     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (14.20)%          0.09%             --     --       --
Momentum Plus Contracts 0.90%
 Unit value, end of period .................................     $  85.92              --              --     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (14.56)%            --              --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001           2000          1999           1998        1997
                                                               -------------   -----------   ------------   ------------   -----
EQ/FI Mid Cap -- (concluded)
----------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .. ..............................     $  85.41        $ 99.98             --             --     --
 Net Assets (000's) ........................................     $ 35,872        $ 8,598             --             --     --
 Number of units outstanding, end of period (000's) ........          420             86             --             --     --
 Total Return ..............................................       (14.57)%        (0.02)%           --             --     --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .. ..............................     $  85.28       $  99.95             --             --     --
 Net Assets (000's) ........................................     $  1,109             --             --             --     --
 Number of units outstanding, end of period (000's) ........           13             --             --             --     --
 Total Return ..............................................       (14.68)%        (0.05)%           --             --     --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .. ..............................     $  85.57       $ 100.02             --             --     --
 Net Assets (000's) ........................................     $  9,070       $    900             --             --     --
 Number of units outstanding, end of period (000's) ........          106              9             --             --     --
 Total Return ..............................................       (14.45)%         0.02%            --             --     --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .. ..............................     $  85.92       $ 100.13             --             --     --
 Net Assets (000's) ........................................           --             --             --             --     --
 Number of units outstanding, end of period (000's) ........           --             --             --             --     --
 Total Return ..............................................       (14.19)%         0.13%            --             --     --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .. ..............................     $  85.86       $ 100.11             --             --     --
 Net Assets (000's) ........................................     $  6,611       $    701             --             --     --
 Number of units outstanding, end of period (000's) ........           77              7             --             --     --
 Total Return ..............................................       (14.23)%         0.11%            --             --     --
EQ/FI Small/Mid Cap Value
Momentum Contracts 1.34% or 1.49% (b)
-------------------------------------
 Unit value, end of period .. ..............................     $ 112.05       $ 109.21      $  105.28       $ 104.82     --
 Net Assets (000's) ........................................     $  1,905       $    546      $     316             --     --
 Number of units outstanding, end of period (000's) ........           17              5              3             --     --
 Total Return ..............................................         2.60%          3.73%          0.44%          4.82%    --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .. ..............................     $  88.78       $  86.54      $   83.43       $  83.08     --
 Net Assets (000's) ........................................     $  2,042       $    952      $     584       $    166     --
 Number of units outstanding, end of period (000's) ........           23             11              7              2     --
 Total Return ..............................................         2.59%          3.73%          0.42%       ( 16.92)%   --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                    FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000          1999          1998         1997
                                                             ------------ ------------- ------------- ------------- ------------
EQ/FI Small/Mid Cap Value -- (concluded)
----------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  89.88     $  87.29      $  83.87      $  83.22            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       2.97%        4.08%         0.78%       (16.78)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  90.19     $  87.52      $  83.99      $  83.26            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       3.05%        4.20%         0.88%       (16.74)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 112.05     $ 109.21      $ 105.28      $ 104.82     $  118.06
 Net Assets (000's) ........................................   $138,718     $ 68,584      $ 75,907      $ 90,040     $  68,121
 Number of units outstanding, end of period (000's) ........      1,238          628           721           859           577
 Total Return ..............................................       2.60%        3.73%         0.44%       (11.21)%       18.06%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  88.20     $  86.06      $  83.05      $  82.78            --
 Net Assets (000's) ........................................   $     88     $     86      $     83            --            --
 Number of units outstanding, end of period (000's) ........          1            1             1            --            --
 Total Return ..............................................       2.49%        3.62%         0.33%       (17.22)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  88.97     $  86.60      $  83.36      $  82.88            --
 Net Assets (000's) ........................................   $ 11,210     $  1,212      $     83            --            --
 Number of units outstanding, end of period (000's) ........        126           14             1            --            --
 Total Return ..............................................       2.74%        3.89%         0.58%       (17.12)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 111.62     $ 108.31      $ 103.94            --            --
 Net Assets (000's) ........................................   $    112     $    325      $    312            --            --
 Number of units outstanding, end of period (000's) ........          1            3             3            --            --
 Total Return ..............................................       3.06%        4.20%         3.94%           --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 113.81     $ 110.49      $ 106.09            --            --
 Net Assets (000's) ........................................   $ 11,950     $  1,436      $    106            --            --
 Number of units outstanding, end of period (000's) ........        105           13             1            --            --
 Total Return ..............................................       3.00%        4.15%         6.09%           --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth
-------------------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  63.80        $  83.95      --       --       --
 Net Assets (000's) ........................................     $    319              --      --       --       --
 Number of units outstanding, end of period (000's) ........            5              --      --       --       --
 Total Return ..............................................       (24.00)%        (16.05)%    --       --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  63.79        $  83.94      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (24.01)%        (16.06)%    --       --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  64.09        $  84.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (23.73)%        (15.96)%    --       --       --
Momentum Plus Contracts 0.90% (i)
 Unit value, end of period .................................     $  64.18        $  84.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (23.63)%         15.96%     --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  63.80        $  83.95      --       --       --
 Net Assets (000's) ........................................     $ 29,603        $ 13,852      --       --       --
 Number of units outstanding, end of period (000's) ........          464             165      --       --       --
 Total Return ..............................................       (24.00)%        (16.05)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  63.71        $  83.92      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (24.08)%        (16.08)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  63.92        $  83.99      --       --       --
 Net Assets (000's) ........................................     $  7,606        $  1,008      --       --       --
 Number of units outstanding, end of period (000's) ........          119              12      --       --       --
 Total Return ..............................................       (23.90)%        (16.01)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Janus Large Cap Growth -- (concluded)
EQUI-VEST Vantage Contracts 0.90% (i)
-------------------------------------
 Unit value, end of period .................................     $  64.18        $  84.07             --     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (23.66)%        (15.93)%           --     --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  64.14        $  84.05             --     --       --
 Net Assets (000's) ........................................     $  5,259        $  1,009             --     --       --
 Number of units outstanding, end of period (000's) ........           82              12             --     --       --
 Total Return ..............................................       (23.69)%        (15.95)%           --     --       --
EQ/Lazard Small Cap Value
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 132.22        $ 113.83        $ 97.34     --       --
 Net Assets (000's) ........................................     $    397        $    114             --     --       --
 Number of units outstanding, end of period (000's) ........            3               1             --     --       --
 Total Return ..............................................        16.16%          16.94%         (2.66)%   --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 132.19        $ 113.81        $ 97.34     --       --
 Net Assets (000's) ........................................     $    397              --             --     --       --
 Number of units outstanding, end of period (000's) ........            3              --             --     --       --
 Total Return ..............................................        16.15%          16.92%         (2.66)%   --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 133.30        $ 114.36        $ 97.47     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        16.56%          17.33%         (2.53)%   --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 133.62        $ 114.52        $ 97.50     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        16.68%          17.46%         (2.50)%   --       --
EQ/Marsico Focus
----------------
Momentum Contracts 1.34% or 1.49% (j)
 Unit value, end of period .................................     $ 105.94              --             --     --       --
 Net Assets (000's) ........................................     $  1,377              --             --     --       --
 Number of units outstanding, end of period (000's) ........           13              --             --     --       --
 Total Return ..............................................         5.94%             --             --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Marsico Focus -- (continued)
Momentum Plus Contracts 1.35% (j)
---------------------------------
 Unit value, end of period .................................     $ 105.90     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
Momentum Plus Contracts 1.00% (j)
 Unit value, end of period .................................     $ 105.99     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.99%    --       --       --       --
Momentum Plus Contracts 0.90% (j)
 Unit value, end of period .................................     $ 106.02     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         6.02%    --       --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (j)
 Unit value, end of period .................................     $ 105.89     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%
EQUI-VEST Series 500 Contracts 1.45% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
EQUI-VEST Vantage Contracts 0.90% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001         2000         1999          1998         1997
                                                             ------------ ------------ ------------ ------------- ------------
EQ/Marsico Focus -- (concluded)
-------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (j)
 Unit value, end of period .................................   $ 106.00           --           --           --            --
 Net Assets (000's) ........................................   $    106           --           --           --            --
 Number of units outstanding, end of period (000's) ........          1           --           --           --            --
 Total Return ..............................................       6.00%          --           --           --            --
EQ/Mercury Basic Value Equity
-----------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 172.07     $ 165.28    $  149.82     $ 127.67            --
 Net Assets (000's) ........................................   $  2,581     $  1,488    $     899     $    383            --
 Number of units outstanding, end of period (000's) ........         15            9            6            3            --
 Total Return ..............................................       4.11%       10.32%       17.35%       27.67%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $ 132.83     $ 127.60    $  115.67     $  98.58            --
 Net Assets (000's) ........................................   $  3,586     $  2,297    $   1,619     $    197            --
 Number of units outstanding, end of period (000's) ........         27           18           14            2            --
 Total Return ..............................................       4.10%       10.31%       17.34%       (1.42)%          --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 134.48     $ 128.72    $  116.28     $  98.75            --
 Net Assets (000's) ........................................         --           --           --           --            --
 Number of units outstanding, end of period (000's) ........         --           --           --           --            --
 Total Return ..............................................       4.47%       10.70%       17.75%     ( 14.85)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 134.95     $ 129.04    $  116.45     $  98.80            --
 Net Assets (000's) ........................................         --           --           --           --            --
 Number of units outstanding, end of period (000's) ........         --           --           --           --            --
 Total Return ..............................................       4.58%       10.81%       17.86%       (1.20)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 172.07     $ 165.27    $  149.82     $ 127.67     $  115.97
 Net Assets (000's) ........................................   $179,641     $104,781    $  92,439     $ 56,685     $  16,816
 Number of units outstanding, end of period (000's) ........      1,044          634          617          444           145
 Total Return ..............................................       4.11%       10.31%       17.35%       27.67%        15.97%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 131.37     $ 126.32    $  114.64      $ 97.80            --
 Net Assets (000's) ........................................   $    263     $    126    $     115           --            --
 Number of units outstanding, end of period (000's) ........          2            1            1           --            --
 Total Return ..............................................       4.00%       10.19%       17.22%       (2.20)%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Mercury Basic Value Equity -- (concluded)
--------------------------------------------
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 132.52      $ 127.11      $ 115.06     $  97.91            --
 Net Assets (000's) ........................................   $ 15,770      $  5,212      $    805           --            --
 Number of units outstanding, end of period (000's) ........        119            41             7           --            --
 Total Return ..............................................       4.26%        10.47%        17.52%       (2.09)%          --
EQUI-VEST Vantage Contracts 0.90% (e)
 Unit value, end of period .................................   $ 131.84      $ 126.07      $ 113.77           --            --
 Net Assets (000's) ........................................   $    132      $    252      $    114           --            --
 Number of units outstanding, end of period (000's) ........          1             2             1           --            --
 Total Return ..............................................       4.58%        10.81%        13.77%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 112.55      $ 107.68      $  97.22           --            --
 Net Assets (000's) ........................................   $  9,904      $  3,338      $    486           --            --
 Number of units outstanding, end of period (000's) ........         88            31             5           --            --
 Total Return ..............................................       4.52%        10.76%      (  2.78)%         --            --
EQ/MFS Emerging Growth Companies
--------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 143.76      $ 220.97      $ 275.93     $ 161.04            --
 Net Assets (000's) ........................................   $  9,488      $ 13,037      $  9,106     $    805            --
 Number of units outstanding, end of period (000's) ........         66            59            33            5            --
 Total Return ..............................................     (34.94)%      (19.92)%       71.34%       61.04%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  96.14      $ 147.79      $ 184.57     $ 107.73            --
 Net Assets (000's) ........................................   $ 13,460      $ 20,986      $ 16,058     $    754            --
 Number of units outstanding, end of period (000's) ........        140           142            87            7            --
 Total Return ..............................................     (34.95)%      (19.93)%       71.33%        7.73%           --
Momentum Plus Contracts 1.00% (a)
 Unit value, end of period .................................   $  97.34      $ 149.09      $ 185.54     $ 107.91     $  121.34
 Net Assets (000's) ........................................         --      $    149      $    186           --     $  31,063
 Number of units outstanding, end of period (000's) ........         --             1             1           --           256
 Total Return ..............................................     (34.71)%      (19.65)%       71.94%      (11.07)%       21.34%
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  97.68      $ 149.46      $ 185.82     $ 107.96            --
 Net Assets (000's) ........................................         --      $    149            --           --            --
 Number of units outstanding, end of period (000's) ........         --             1            --           --            --
 Total Return ..............................................     (34.64)%      (19.57)%       72.12%        7.96%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2001          2000         1999         1998      1997
                                                             ------------- ------------- ------------ ------------ -----
EQ/MFS Emerging Growth Companies -- (concluded)
-----------------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (b)
 Unit value, end of period .................................   $ 143.76      $ 220.97      $ 275.93     $ 161.04   --
 Net Assets (000's) ........................................   $491,947      $822,008      $669,682     $175,534   --
 Number of units outstanding, end of period (000's) ........      3,422         3,720         2,427        1,090   --
 Total Return ..............................................     (34.94)%      (19.92)%       71.34%       61.04%  --
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  92.01      $ 141.58      $ 177.00     $ 103.41   --
 Net Assets (000's) ........................................   $    828      $  1,274      $  1,062     $    103   --
 Number of units outstanding, end of period (000's) ........          9             9             6            1   --
 Total Return ..............................................     (35.01)%      (20.01)%       71.16%        3.41%  --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  92.82      $ 142.46      $ 177.65     $ 103.53   --
 Net Assets (000's) ........................................   $ 29,331      $ 41,028      $  6,395           --   --
 Number of units outstanding, end of period (000's) ........        316           288            36           --   --
 Total Return ..............................................     (34.84)%      (19.81)%       71.59%        3.53%  --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  87.46      $ 133.82      $ 166.37           --   --
 Net Assets (000's) ........................................   $    262      $  2,275      $  1,165           --   --
 Number of units outstanding, end of period (000's) ........          3            17             7           --   --
 Total Return ..............................................     (34.64)%      (19.56)%       66.37%          --   --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  82.81      $ 126.78      $ 157.69           --   --
 Net Assets (000's) ........................................   $ 16,893      $ 22,947      $  2,681           --   --
 Number of units outstanding, end of period (000's) ........        204           181            17           --   --
 Total Return ..............................................     (34.68)%      (19.60)%       57.69%          --   --
EQ/MFS Investors Trust
----------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  84.85      $ 102.37      $ 104.48           --   --
 Net Assets (000's) ........................................   $     85      $    102            --           --   --
 Number of units outstanding, end of period (000's) ........          1             1            --           --   --
 Total Return ..............................................     (17.11)%       (2.02)%        4.48%          --   --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  84.83      $ 102.36      $ 104.48           --   --
 Net Assets (000's) ........................................         --      $    102            --           --   --
 Number of units outstanding, end of period (000's) ........         --             1            --           --   --
 Total Return ..............................................     (17.13)%       (2.03)%        4.48%          --   --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/MFS Investors Trust -- (concluded)
-------------------------------------
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  85.55        $ 102.85      $  104.61     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.82)%         (1.68)%         4.61%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  85.75        $ 102.99      $  104.65     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.74)%         (1.59)%         4.65%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  84.85        $ 102.37      $  104.48     --       --
 Net Assets (000's) ........................................     $  7,382        $  6,961      $   1,881     --       --
 Number of units outstanding, end of period (000's) ........           87              68             18     --       --
 Total Return ..............................................       (17.11)%         (2.02)%         4.48%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  84.63        $ 102.22      $  104.44     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.21)%         (2.13)%         4.44%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  85.14        $ 102.57      $  104.53     --       --
 Net Assets (000's) ........................................     $  1,788        $  1,744      $     209     --       --
 Number of units outstanding, end of period (000's) ........           21              17              2     --       --
 Total Return ..............................................       (16.99)%         (1.88)%         4.53%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  85.75        $ 102.99      $  104.65     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.74)%         (1.59)%         4.65%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $  85.65        $ 102.92      $  104.63     --       --
 Net Assets (000's) ........................................     $  1,456              --             --     --       --
 Number of units outstanding, end of period (000's) ........           17              12              1     --       --
 Total Return ..............................................       (16.78)%         (1.63)%         4.63%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/MFS Research
---------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 123.32      $ 159.89      $ 171.06     $ 140.83            --
 Net Assets (000's) ........................................   $  1,726      $  1,759      $  1,368     $    563            --
 Number of units outstanding, end of period (000's) ........         14            11             8            4            --
 Total Return ..............................................     (22.87)%       (6.53)%       21.47%       40.83%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  88.21      $ 114.37      $ 122.37     $ 100.75            --
 Net Assets (000's) ........................................   $  2,999      $  4,003      $  3,182     $    302            --
 Number of units outstanding, end of period (000's) ........         34            35            26            3            --
 Total Return ..............................................     (22.87)%       (6.54)%       21.46%        0.75%           --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  89.30      $ 115.38      $ 123.01     $ 100.92            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (22.60)%       (6.20)%       21.89%      (12.25)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  89.61      $ 115.66      $ 123.19     $ 100.97            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (22.52)%       (6.11)%       22.01%        0.97%           --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 123.32      $ 159.89      $ 171.06     $ 140.83     $  115.01
 Net Assets (000's) ........................................   $138,612      $201,142      $164,047     $101,398     $  27,142
 Number of units outstanding, end of period (000's) ........      1,124         1,258           959          720           236
 Total Return ..............................................     (22.87)%       (6.53)%       21.47%       22.45%        15.01%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  86.40      $ 112.14      $ 120.11     $  98.99            --
 Net Assets (000's) ........................................   $    346      $    336      $    360     $     99            --
 Number of units outstanding, end of period (000's) ........          4             3             3            1            --
 Total Return ..............................................     (22.95)%       (6.64)%       21.34%       (1.01)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  87.16      $ 112.84      $ 120.55     $  99.10            --
 Net Assets (000's) ........................................   $  8,716      $  9,479      $    723           --            --
 Number of units outstanding, end of period (000's) ........        100            84             6           --            --
 Total Return ..............................................     (22.76)%       (6.40)%       21.64%       (0.90)%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001         2000          1999         1998         1997
                                                             ------------- ------------ ------------- ------------ ------------
EQ/MFS Research -- (concluded)
EQUI-VEST Series Vantage Contracts 0.90% (c)
----------------------------------------
 Unit value, end of period .................................   $  89.54      $ 115.57     $ 123.09            --           --
 Net Assets (000's) ........................................   $     90      $    693     $    492            --           --
 Number of units outstanding, end of period (000's) ........          1             6            4            --           --
 Total Return ..............................................     (22.52)%       (6.11)%      23.09%           --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  85.00      $ 109.77     $ 116.97            --           --
 Net Assets (000's) ........................................   $  5,865      $  6,147     $    351            --           --
 Number of units outstanding, end of period (000's) ........         69            56            3            --           --
 Total Return ..............................................     (22.57)%       (6.16)%      16.97%           --           --
EQ/Putnam Growth & Income Value
-------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 120.85      $ 131.45     $ 124.76     $  128.20           --
 Net Assets (000's) ........................................   $    725      $    394     $    250     $     128           --
 Number of units outstanding, end of period (000's) ........          6             3            2             1           --
 Total Return ..............................................      (8.06)%        5.36%       (2.68)%       28.20%          --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  95.74      $ 104.15     $  98.87     $  101.60           --
 Net Assets (000's) ........................................   $  1,628      $  1,666     $  1,088     $     203           --
 Number of units outstanding, end of period (000's) ........         17            16           11             2           --
 Total Return ..............................................      (8.07)%        5.34%       (2.69)%        1.60%          --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  96.93      $ 105.07     $  99.38     $  101.77           --
 Net Assets (000's) ........................................         --            --           --            --           --
 Number of units outstanding, end of period (000's) ........         --            --           --            --           --
 Total Return ..............................................      (7.75)%        5.73%       (2.35)%        1.77%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  97.27      $ 105.33     $  99.53     $  101.82           --
 Net Assets (000's) ........................................         --            --           --            --           --
 Number of units outstanding, end of period (000's) ........         --            --           --            --           --
 Total Return ..............................................      (7.65)%        5.83%       (2.25)%        1.82%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 120.85      $ 131.45     $ 124.76     $  128.20    $ 115.17
 Net Assets (000's) ........................................   $ 64,292      $ 68,485     $ 80,844     $  74,484    $  28,793
 Number of units outstanding, end of period (000's) ........        532           521          648           581          250
 Total Return ..............................................      (8.06)%        5.36%       (2.68)%       11.31%       15.17%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2001          2000         1999        1998      1997
                                                             ------------- ------------- ----------- ------------ -----
EQ/Putnam Growth & Income Value -- (concluded)
----------------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  94.40      $ 102.80      $  97.68   $  100.48    --
 Net Assets (000's) ........................................   $    189      $    103      $    98           --    --
 Number of units outstanding, end of period (000's) ........          2             1            1           --    --
 Total Return ..............................................      (8.17)%        5.24%       (2.79)%       0.48%   --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  95.23      $ 103.43     $  98.04     $ 100.60    --
 Net Assets (000's) ........................................   $  3,047      $  1,758     $    294           --    --
 Number of units outstanding, end of period (000's) ........         32            17            3           --    --
 Total Return ..............................................      (7.93)%        5.50%       (2.54)%       0.60%   --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  96.20      $ 104.17     $  98.44           --    --
 Net Assets (000's) ........................................         --      $    208     $    197           --    --
 Number of units outstanding, end of period (000's) ........         --             2            2           --    --
 Total Return ..............................................      (7.65)%        5.82%       (1.56)%         --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  90.25      $  97.78     $  92.44           --    --
 Net Assets (000's) ........................................   $  1,173      $    587           --           --    --
 Number of units outstanding, end of period (000's) ........         13             6           --           --    --
 Total Return ..............................................      (7.70)%        5.78%       (1.60)%         --    --
EQ/Putnam International Equity
------------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  91.82      $ 118.60     $ 137.09           --    --
 Net Assets (000's) ........................................   $    826      $    830     $    137           --    --
 Number of units outstanding, end of period (000's) ........          9             7            1           --    --
 Total Return ..............................................     (22.58)%      (13.49)%      37.09%          --    --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  91.80      $ 118.59     $ 137.09           --    --
 Net Assets (000's) ........................................   $    275      $    356           --           --    --
 Number of units outstanding, end of period (000's) ........          3             3           --           --    --
 Total Return ..............................................     (22.59)%      (13.49)%      37.09%          --    --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................   $  92.57      $ 119.16     $ 137.27           --    --
 Net Assets (000's) ........................................         --            --           --           --    --
 Number of units outstanding, end of period (000's) ........         --            --           --           --    --
 Total Return ..............................................     (22.31)%      (13.19)%      37.27%          --    --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2001         2000         1999         1998      1997
                                                             ------------- ------------ ------------ ------------ -----
EQ/Putnam International Equity -- (concluded)
---------------------------------------------
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................   $  92.80      $ 119.32    $ 137.32            --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (22.23)%     ( 13.11)%      37.32%          --   --
EQ/Putnam Investors Growth
--------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  74.11      $  99.44    $  122.57           --   --
 Net Assets (000's) ........................................   $    148      $    199    $     123           --   --
 Number of units outstanding, end of period (000's) ........          2             2            1           --   --
 Total Return ..............................................     (25.47)%      (18.87)%      22.57%          --   --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  74.09      $  99.43    $  122.56           --   --
 Net Assets (000's) ........................................   $    222      $    199           --           --   --
 Number of units outstanding, end of period (000's) ........          3             2           --           --   --
 Total Return ..............................................     (25.49)%      (18.87)%      22.56%          --   --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................   $  74.71      $  99.91    $  122.72           --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (25.22)%      (18.59)%      22.72%          --   --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................   $  74.89      $ 100.04    $  122.77           --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (25.14)%      (18.51)%      22.77%          --   --
EQ/T. Rowe Price International Stock
------------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $  88.15      $ 114.30    $  142.46     $ 109.49   --
 Net Assets (000's) ........................................   $    970      $    914    $     570     $    109   --
 Number of units outstanding, end of period (000's) ........         11             8            4            1   --
 Total Return ..............................................     (22.88)%      (19.77)%      30.11%        9.49%  --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  79.63      $ 103.27    $  128.72     $  98.95   --
 Net Assets (000's) ........................................   $  1,513      $  1,859    $   1,673     $    297   --
 Number of units outstanding, end of period (000's) ........         19            18           13            3   --
 Total Return ..............................................     (22.89)%      (19.77)%      30.09%       (1.05)% --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001         2000         1999          1998         1997
                                                             ------------- ------------ ------------ ------------- -----------
EQ/T. Rowe Price International Stock -- (concluded)
---------------------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  80.62      $ 104.18     $ 129.39     $  99.11           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................     (22.61)%      (19.48)%      30.55%        1.54%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  80.90      $ 104.44     $ 129.59     $  99.16           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................     (22.54)%      (19.41)%      30.69%       (0.84)%         --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $  88.15      $ 114.30     $ 142.46     $ 109.49      $ 97.61
 Net Assets (000's) ........................................   $ 78,982      $ 99,555     $108,982     $ 73,468      $37,775
 Number of units outstanding, end of period (000's) ........        896           871          765          671          387
 Total Return ..............................................     (22.88)%      (19.77)%      30.11%        9.49%       (2.39)%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  75.46      $  97.95     $ 122.22     $  94.04           --
 Net Assets (000's) ........................................   $     75      $     98     $    122           --           --
 Number of units outstanding, end of period (000's) ........          1             1            1           --           --
 Total Return ..............................................     (22.96)%      (19.86)%      29.97%       (5.96)%         --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  76.12      $  98.56     $ 122.67     $  94.15           --
 Net Assets (000's) ........................................   $  4,948      $  4,140     $    368           --           --
 Number of units outstanding, end of period (000's) ........         65            42            3           --           --
 Total Return ..............................................     (22.77)%      (19.65)%      30.29%       (5.85)%         --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  83.75      $ 108.11     $ 134.15           --           --
 Net Assets (000's) ........................................         --      $    432     $    268           --           --
 Number of units outstanding, end of period (000's) ........         --             4            2           --           --
 Total Return ..............................................     (22.53)%      (19.41)%      34.15%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  77.28      $  99.81     $ 123.90           --           --
 Net Assets (000's) ........................................   $  6,569      $  4,292     $    372           --           --
 Number of units outstanding, end of period (000's) ........         85            43            3           --           --
 Total Return ..............................................     (22.57)%      (19.44)%      23.90%          --           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2001


9. Investment Income Ratio

Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                               Years Ended December 31,
                                                            --------------------------------------------------------------
                                                               2001         2000         1999         1998         1997
                                                            ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive Stock ....................................   0.48%         0.35%        0.30%        0.43%       0.15%
 EQ/Alliance Common Stock ...............................   2.35%         0.61%        0.59%        0.61%       0.55%
 EQ/Alliance Global .....................................     --          0.17%        0.09%        1.16%       2.05%
 EQ/Alliance Growth and Income ..........................   0.99%         0.91%        0.27%        0.33%       1.01%
 EQ/Alliance Growth Investors ...........................   1.90%         1.81%        1.60%        2.01%       2.53%
 EQ/Alliance High Yield .................................   9.64%         9.92%       10.52%       10.77%       9.73%
 EQ/Alliance Intermediate Government Securities .........   4.91%         5.64%        5.15%        5.15%       5.45%
 EQ/Alliance International ..............................   1.61%         0.46%          --         1.81%       2.91%
 EQ/Alliance Money Market ...............................   3.78%         5.20%        4.67%        4.77%       5.02%
 EQ/Alliance Premier Growth .............................   0.01%         0.82%        0.80%          --          --
 EQ/Alliance Quality Bond ...............................   6.63%         6.24%        5.27%        5.60%       6.19%
 EQ/Alliance Small Cap Growth ...........................   1.04%           --           --         0.02%       0.05%
 EQ/Alliance Technology .................................   0.01%           --           --           --          --
 EQ/AXP New Dimensions ..................................   0.21%         0.39%          --           --          --
 EQ/AXP Strategy Aggressive .............................     --          0.34%          --           --          --
 EQ/Balanced ............................................   2.61%         3.14%        2.75%        2.63%       3.30%
 EQ/Bernstein Diversified Value .........................   1.37%         1.39%          --           --          --
 EQ/Calvert Socially Responsible ........................   2.86%         6.60%        1.61%          --          --
 EQ/Capital Guardian International ......................   1.93%         0.43%          --           --          --
 EQ/Capital Guardian Research ...........................   0.27%         2.11%        0.50%          --          --
 EQ/Capital Guardian US Equity ..........................   0.41%         2.41%        1.27%          --          --
 EQ/Emerging Markets Equity .............................     --          7.62%        1.78%        0.40%       0.81%
 EQ/Equity 500 Index ....................................   1.00%         0.66%        1.05%        1.15%       1.49%
 EQ/Evergreen Omega .....................................   0.01%         0.36%        1.29%          --          --
 EQ/FI Mid Cap ..........................................   0.23%         0.41%          --           --          --
 EQ/FI Small/Mid Cap Value ..............................   0.75%         0.95%        0.17%        0.48%       1.40%
 EQ/Janus Large Cap Growth ..............................   0.01%         0.32%          --           --          --
 EQ/Lazard Small Cap Value ..............................   6.38%         4.22%        2.15%          --          --
 EQ/Marsico Focus .......................................     --            --           --           --          --
 EQ/Mercury Basic Value Equity ..........................   3.87%         5.30%        7.56%        5.96%       2.44%
 EQ/MFS Emerging Growth Companies .......................   0.02%         2.04%        2.88%          --        6.27%
 EQ/MFS Investors Trust .................................   0.43%         0.50%        0.90%          --          --
 EQ/MFS Research ........................................   0.10%         0.91%        2.85%        0.38%       2.59%
 EQ/Putnam Growth & Income Value ........................   0.92%         0.93%        7.46%        2.19%       2.15%
 EQ/Putnam International Equity .........................   0.72%        12.29%       13.23%          --          --
 EQ/Putnam Investors Growth .............................     --          1.87%        3.76%          --          --
 EQ/T. Rowe Price International Stock ...................   0.19%         0.03%        1.72%        1.02%       0.03%


                                     FSA-90

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $95.9 million, net of minority interest of $82.3 million, of which $84.7 million, net of minority interest of $72.4 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

        Report and Recommendation and, accordingly, denied Equitable Life's and EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:



                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                               OTHER INFORMATION
                               -----------------


Item 24.     Financial Statements and Exhibits
             ---------------------------------

             (a)   Financial Statements included in Part B.

              1.   Separate Account A:
                   -------------------

                   - Report of Independent Accountants - PricewaterhouseCoopers,
                     LLP;
                   - Statements of Assets and Liabilities for the Year Ended
                     December 31, 2001;
                   - Statements of Operations for the Year Ended
                     December 31, 2001;
                   - Statements of Changes in Net Assets for the Years Ended
                     December 31, 2001 and 2000;

                   - Notes to Financial Statements.

              2.   The Equitable Life Assurance Society of the United States:
                   ----------------------------------------------------------

                   - Report of Independent Accountants - PricewaterhouseCoopers,
                     LLP;
                   - Consolidated Balance Sheets as of December 31, 2001
                     and 2000;
                   - Consolidated Statements of Earnings for Years Ended
                     December 31, 2001, 2000 and 1999;
                   - Consolidated Statements of Equity for Years Ended
                     December 31, 2001, 2000 and 1999;
                   - Consolidated Statements of Cash Flows for Years Ended
                     December 31, 2001, 2000 and 1999;

                   - Notes to Consolidated Financial Statements.

             (b)   Exhibits.

             The following exhibits are filed herewith:

              1.   (a)    Resolutions of the Board of Directors of The
                          Equitable Life Assurance Society of the United
                          States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-47949 on
                          April 26, 1996.

                   (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.


              2.   Not applicable.

                 3.   (a)    Sales Agreement, dated as of July 22, 1992, among
                             Equitable, Separate Account A and Equitable
                             Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to Exhibit 3.(b) to the Registration Statement on Form N-4 (File No.
                             2-30070) on April 26, 1993, refiled electronically on July 10, 1998.

                      (b) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC) dated as of May 1, 1994, previously filed with this Registration Statement No. 33-47949 on April 13, 1995, incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 2-30070, refiled electronically on July 10, 1998.

                      (c) Distribution Agreement by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors, LLC), dated as of January 1, 1995, previously filed with this Registration Statement No. 33-47949 on April 13, 1995, incorporated herein by reference to Exhibit No. 3(d) to Registration Statement File No. 2-30070, refiled electronically on July 10, 1998.

                      (d) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1995, previously filed with this Registration Statement No. 33-47949 on April 13, 1995,incorporated by reference to Exhibit 3(e) to Registration Statement File No. 2-30070, refiled electronically on July 10, 1998.

                      (e) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust, (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                      (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-47949 on April 19, 2001.

                      (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-47949 on April 19, 2001.

                 4.   (a)    Form of group annuity contract and individual
                             annuity certificate, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

                 5. Form of application, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

                 6.   (a)    By-Laws of Equitable, as amended November 21, 1996,
                             previously filed with this Registration Statement on Form N-4 (File No. 33-47949) on April 29, 1997.

                      (b) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-47949) on April 29, 1997.

                 7.   Not applicable.

                 8. Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement file No. 33-47949 on December 5, 2001.

                 9. Opinion and Consent of Jonathan E. Gaines, Vice President and Associate General Counsel as to the legality of the securities being registered, previously filed with Pre-effective Amendment No. 1 to this Registration Statement No. 33-47949 on August 7, 1992, refiled electronically on August 19, 1998.

                10.   (a)    Consent of PricewaterhouseCoopers LLP.

                      (b) Powers of Attorney previously filed with this Registration Statement on Form N-4 (File No. 33-47949) on April 26, 2000.

                      (c) Power of Attorney for Claus-Michael Dill previously filed with this Registration Statement File
                             No. 33-47949 on April 19, 2001.

                      (d) Power of Attorney for Christopher M. Condron incorporated herein by reference to Exhibit 10(c) to the Registration Statement on Form N-4, (File No. 333-61380) filed on May 22, 2001.

                      (e) Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f) to the Registration Statement on Form N-4 (File No. 333-67876), filed on August 17, 2001.

                11.   Not applicable.

                12.   Not applicable.


                13.   (a)    Schedule for computation of Money Market Fund Yield
                             quotations, previously filed with this Registration
                             Statement No. 33-47949 on April 28, 1994, refiled electronically on August 19, 1998.

                      (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-47949 on April 28, 1994, refiled electronically on August 19, 1998.

                14. Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, N.Y. 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne


Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, Ct 06840


Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France


Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rapee
75601 Paris Cedex 12
France


Norman C. Francis                           Director
Xavier University of Louisiana
1 Drexel Drive
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 W. NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                      Director
UBS Warburg LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt. 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
77 King Street West
Toronto, M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------


Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesnil
75008 Paris, France


George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439


OFFICER-DIRECTORS
-----------------


*Christopher M. Condron                     Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

 Jennifer Blevins                           Executive Vice President

 Mary Beth Farrell                          Executive Vice President

 John Lefferts                              Executive Vice President and
                                            President of Retail Distribution

 William (Alex) MacGillivray                Executive Vice President

 Deanna Mulligan                            Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and Chief
                                            Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel


*Richard V. Silver                          Executive Vice President and
                                            General Counsel


*Naomi J. Weinstein                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

SUBSIDIARY ORGANIZATION CHART- 2002                                                                                         03/07/02
-----------------------------------
      LAST UPDATED: 2/5/02                                                                  State of     State of
                                                                             Type of       Incorp. or    Principal    Federal
                                                                            Subsidiary      Domicile     Operation   Tax ID #
                                                                            ----------      --------     ---------   ---------

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
AXA Financial, Inc.  (Notes 1 & 2)   **                                                        DE           NY      13-3623351
------------------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                                       ND           ND      45-0373941
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                        DE           NY      52-2197822
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                                        DE           NY      13-4078005
   ---------------------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                                           DE           NY      13-4071393
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                         Operating          DE           NY      06-1555494
      ------------------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                        Operating          AL           AL      06-1562392
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                Operating          DE           NY      13-4085852
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                 Operating          MA           MA      04-3491734
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                        Operating          NV           NV      13-3389068
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                   Operating         P.R.         P.R.     66-0577477
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                     Operating          TX           TX      75-2529724
         ---------------------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                               Operating          DE           NY      06-1602479
      ------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     Insurance          NY           NY      13-5570651
   ---------------------------------------------------------------------------------------------------------------------------------
      The Equitable of Colorado, Inc.*                                      Insurance          CO           CO      13-3198083
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                        Investment         DE           NY      13-3385076
      ------------------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                     Investment         DE           NY      13-3385080
         ---------------------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                            Investment         **                        -
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                   HCO             NY           NY      22-2766036
      ------------------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                                  HCO             DE           NY      13-2677213
      ------------------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                          Investment         PA           PA      23-2702404
      ------------------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                            Investment         DE           NY      13-3761592
      ------------------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                         Investment         MA           NY      23-2762596
      ------------------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                             Investment         MD           MD      13-3778225
      ------------------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                            Investment         DE           PA      23-2671508
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                           Investment         MA           MA      04-3272826
      ------------------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                     Investment         DE           GA      58-2271596
      ------------------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                       Operating          DE           NY      13-3961599
      ------------------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                            Investment         FL           GA      58-2330533
      ------------------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                            Investment         MI           GA      58-2377569
      ------------------------------------------------------------------------------------------------------------------------------





                                                                           Number of        Parent's
                                                                            Shares         Percent of              Comments
                                                                             Owned         Ownership       (e.g., Basis of Control)
                                                                           ---------       ---------       ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                        1,000       100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                     100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                            -        100.00%
   ---------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                               -        100.00%
      ------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                                -        100.00%
      ------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                               -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                       -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                        -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                                        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                                   100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                                     100.00%
         --------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                                      -        100.00%
      ------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     2,000,000       100.00%         NAIC # 62944
   ---------------------------------------------------------------------------------------------------------------------
     The Equitable of Colorado, Inc.*                                       1,000,000       100.00%         NAIC # 62880
      ------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                              -               -         G.P & L.P.
      ------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                           -               -         G.P.
         ---------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                                  -               -        **
      ------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                      -         100.00%
      ------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                               5,000,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                              1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                                1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                             1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                                 1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                                   50       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                               1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                         1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                                       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                                  -         100.00%
      ------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                                            100.00%
      ------------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
-----------------------------------

  * Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership
      Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
*** All subsidiaries are corporations, except as otherwise noted.


   1. The name was changed from The Equitable Companies Incorporated on Sept. 3, 1999.

   2. AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC effective Sept. 20, 1999. Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life to AXA Financial, Inc.

   3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

   4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital"). As of December 31, 2001, AXF and its subsidiaries owned 51.66% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"). AXF held directly 32,621,075 Alliance Capital Units (13.12%); Equitable Life directly owned 5,219,396 Alliance Capital Units (2.10%); ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.63%), and ECMC, LLC owned 24,415,727 Alliance Capital Units (9.82%). Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital. In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.96% each), respectively, representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"), and Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

   6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.

   7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

   8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
--------------------------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - EVLICO, Inc. was dissolved in 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on November
              30, 1999.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - CCMI Corp. was dissolved on October 7, 1999.
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - Six-Pac G.P., Inc. dissolved July 12,1999
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                 dissolved on December 31, 2000.
            - EVLICO East Ridge, Inc. dissolved Jan. 13, 2001
            - EREIM LP Associates (L.P.) dissolved March 27, 2001.
            - EREIM Managers Corporation dissolved March 27, 2001.
            - ML/EQ Real Estate Portfolio, L.P. dissolved March 27, 2001.
            - EML Associates, L.P. dissolved March 27, 2001.
            - EQ Services, Inc. dissolved May 11, 2001.
            - Equitable BJVS, Inc. dissolved October 3, 1999.
            - GP/EQ Southwest, Inc. dissolved October 21, 1997
            - 100 Federal Street Funding Corporation dissolved August 31, 1998.
            - 100 Federal Street Realty Corporation dissolved December 20, 2001.


SUBSIDIARY ORGANIZATION CHART - 2002
LISTING A - EQUITABLE HOLDINGS, LLC                                                                                        03/07/02
-----------------------------------
                                                                                              State of     State of
                                                                                Type of      Incorp. or    Principal      Federal
                                                                               Subsidiary     Domicile     Operation     Tax ID #
                                                                               ----------     --------     ---------     ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                               Operating         DE           NY        13-3049038
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                Operating         VT           VT        06-1166226
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                    Operating         DE           NY        13-3266813
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity
              Partnership II, L.P.                                             Investment        DE           NY        13-3544879
         ---------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)        Operating         DE           NY        13-3633538
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                            Operating         DE           NY        13-3555850
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                   Investment        DE           GA        58-1812697
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                           Investment        NY           NY        13-3593699
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                   Investment        NY           NY        13-3593692
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                  Investment        TX           TX        75-2338215
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                        Investment        DE           NJ        58-2169594
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                Investment        MD           MD        52-1877232
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                 Operating         DE           NY        52-2233674
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                  Operating         DE           AL        52-2255113
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                             Operating         DE        CT, ME, NY   06-1579051
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC      Operating         MA           MA        04-3567096
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.             Operating         TX           TX        74-3006330
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                          Operating         DE           NY        13-3813232
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating         DE           NJ        22-3492811
         ---------------------------------------------------------------------------------------------------------------------------







                                                                           Number of     Parent's
                                                                            Shares      Percent of             Comments
                                                                             Owned       Ownership     (e.g., Basis of Control)
                                                                             -----       ---------     ------------------------



AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                                  500      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity                                                 ECMC is G.P.
              Partnership II, L.P.                                                  -            -    ("Deal Flow Fund II")
            ------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)           100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                             1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                    1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                              100      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                      100      100.00%   G.P. of Astor Acquisition. L.P.
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                   1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                         1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                      -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                       -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                                  -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC           -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.              1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                           1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------

* Affiliated Insurer

    Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
    Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
    Effective March 15, 2000, Equisource of New York, Inc. and
          its subsidiaries were merged into AXA Network, LLC,
          which was then sold to AXA Distribution Holding Corp.
    Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

SUBSIDIARY ORGANIZATION CHART - 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                              03/07/02
---------------------------------------------
                                                                                               State of       State of
                                                                                 Type of      Incorp. or      Principal     Federal
                                                                                Subsidiary     Domicile       Operation    Tax ID #
                                                                                ----------     --------       ---------    ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)    Operating         DE             NY
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)           Operating         DE             NY       13-3434400
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                             Operating         DE             NY       13-3903734
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                              HCO            DE             MA       22-3424339
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                              Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                   Operating         MA            U.K.      98-0116774
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                           Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                              Operating        Lux.           Lux.           -
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                            Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                    Operating         NY             MA       13-3379955
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                      Operating       France         France          -
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                    HCO            DE             NY
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                 HCO            DE             NY
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      HCO            DE             NY       13-2778645
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                    Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                 Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                        Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                      Operating         DE             NJ       13-3211780
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                             Operating         DE             NY       13-3191825
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               Operating         DE             NY       13-3441277
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                          Operating       Brazil         Brazil          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited              Operating        N.Z.           N.Z.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                           Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                      Operating       Taiwan         Taiwan          -
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                               Operating         DE             NY       13-3613617
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      Operating         DE             NY       13-3548918
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                     Operating         DE           Canada     13-3630460
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    Operating         DE             NY       13-3626546
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                            Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                           Operating       Spain           Spain          -
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                 Operating     Singapore       Singapore        -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                               Operating       France         France          -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                          Operating    Cayman Isl.     Cayman Isl.
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                   Operating         DE             NY       13-3910857
                   ----------------------------------------------------------------------------------------------------------------

                                                                               Number of    Parent's
                                                                                Shares      Percent of        Comments
                                                                               Owned      Ownership    (e.g., Basis of Control)
                                                                                -----      ---------    ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation                                                    owns 1% GP interest in Alliance
                                                                                                     Capital Management L.P. and
                                                                                                     100,000 GP units in Alliance
                                                                                                     Capital Management Holding L.P.
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                  -
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                                         37.60%   Equitable Life = 4.7%; 3rd
                                                                                                     parties = 57.7%
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                                       93.00%   Cursitor Holdings L.P. = 7%
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                              100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                                         100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                                       100.00%
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                                50.00%   Cursitor Alliance LLC = 50%
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                                  75.00%   Cursitor Alliance Services Ltd.
                                                                                                     = 25%
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                            100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      10      100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                               100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                            100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                                   100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                        100      100.00%   formerly, Alliance fund
                                                                                                     Services, Inc.
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                               100      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               1,000      100.00%   inactive
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                                      99.00%   Alliance Capital Oceanic Corp
                                                                                                     owns 1%
                   ----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                            50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited                          50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                                      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                                  20.00%   3rd parties = 80%
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                              50,000       50.00%   Meiji Mutual Life owns 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           3,999       99.98%   Alliance Cap. Oceanic Corp.
                                                                                                     owns 0.025%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                    18,750      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                                        99.00%   Alliance Capital Oceanic Corp.
                                                                                                     owns 1%
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                            100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                                          100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                                      54.00%   3rd parties = 46%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                              100.00%
                   -----------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                               03/07/02
---------------------------------------------
                                                                                               State of    State of
                                                                                 Type of      Incorp. or   Principal       Federal
                                                                                Subsidiary     Domicile    Operation      Tax ID #
                                                                                ----------     --------    ---------      ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    ---------------------------------------------------------------------------
       Equitable Holdings, LLC
       ------------------------------------------------------------------------
          Alliance Capital Management Corporation
          ---------------------------------------------------------------------
             Alliance Capital Management L.P.
             ------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                   Operating     Mauritius    Mauritius          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd    Operating       India        India            -
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                             Operating       India        India            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                               Operating         DE          NY         13-3802178
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                     Operating         DE       Singapore     13-3752293
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd               Operating       Japan        Japan            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                    Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                           Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                       Operating         DE          NY         52-1671668
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                    Operating       Russia      Russia            -
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                  Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                       Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                     Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                               Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                      Operating      So Korea    So Korea           -
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                    Operating        H.K.        H.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                          Operating        Lux.        Lux.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                   Operating     So Africa    So Africa          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------











                                                                                Number of      Parent's
                                                                                 Shares       Percent of            Comments
                                                                                  Owned        Ownership    (e.g., Basis of Control
                                                                                  -----        ---------    -----------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    --------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.
             -----------------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                  75.00%      3rd parties = 25%
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                                          100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                                  100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                   250,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                            1,000       100.00%
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     50,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                        1,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                                  49.00%      3rd parties = 51%
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                               100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                                    100.00%
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                                  100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                                            100.00%
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                                    20.00%      3rd parties = 80%
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                                  50.00%      3rd parties = 50%
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                                         1.00%      3rd parties = 99%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                                 80.00%      3rd parties = 20%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------

Item 27.        Number of Contract Owners
                -------------------------


                As of Februarty 28, 2002 there were 33,400 holders of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking


         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------

                (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.) an affiliate of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and for EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

*David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY  10105

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

          (c) Not Applicable.

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY 10104 and the AMA Building, 135 West 50st Street, New York, NY, 10020 and 200 Plaza Drive, Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable.


Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Contracts. Equitable bases its representation on its assessement of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus or otherwise.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 4th day of April, 2002.



                                       SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                       ASSURANCE SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                       By:  The Equitable Life Assurance Society
                                                 of the United States

                                       By:      /s/ Robin Wagner
                                              ----------------------------------
                                                Robin Wagner
                                                Vice President and Counsel

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 4th day of April, 2002.




                                       THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                OF THE UNITED STATES
                                                     (Depositor)


                                       By:    /s/ Robin Wagner
                                            ----------------------------------
                                              Robin Wagner
                                              Vice President and Counsel



         As required by the Securities Act of 1933 this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron           Chairman of the Board, Chief Executive
                                  Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                 Vice Chairman of the Board
                                  Chief-Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                Senior Vice President and Controller



*DIRECTORS:


Bruce W. Calvert         Jean-Rene Fourtou            George T. Lowy
Francoise Colloc'h       Norman C. Francis            Edward D. Miller
Christopher M. Condron   Donald J. Greene             Didier Pineau-Valencienne
Henri de Castries        John T. Hartley              George J. Sella, Jr.
Claus-Michael Dill       John H.F. Haskell, Jr.       Peter J. Tobin
Joseph L. Dionne         Mary R. (Nina) Henderson     Stanley B. Tulin
Denis Duverne            W. Edwin Jarmain



*By: /s/ Robin Wagner
     --------------------------
         Robin Wagner
         Attorney-in-Fact


April 4, 2002

                             EXHIBIT INDEX
                             --------------


EXHIBIT NO.                                                        TAG VALUE
-----------                                                        ---------


10(a)        Consent of PricewaterhouseCoopers, LLP.               EX-99.10a